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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for eight of its series, Evergreen Florida High Income Municipal Bond Fund, Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund, Evergreen Virginia Municipal Bond Fund and Evergreen Alabama Municipal Bond Fund, for the six months ended February 28, 2006. These eight series have a August 31 fiscal year end.

Date of reporting period: February 28, 2006

Item 1 - Reports to Stockholders.

Evergreen Florida High Income Municipal Bond Fund

Evergreen

FLORIDA HIGH INCOME MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Florida High Income Municipal Bond Fund, which covers the six-month period ended February 28, 2006.

Investors in the fixed income markets had to overcome a variety of challenges over the past six months. Questions about the sustainability of economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. Not surprisingly, each of these issues contributed to periodic bouts of market volatility. It is during times such as these that the importance of asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (“GDP”) growth typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling

1

LETTER TO SHAREHOLDERS continued

the economy to overcome some extremely challenging obstacles.

Perhaps sensing the surprising strength in GDP and having already anticipated the bout of inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period of time, Evergreen’s Investment Strategy Committee concluded that the central bank was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Monetary policymakers remained transparent in their public statements about their intentions, yet long-term market interest rates remained relatively low. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, and given our forecast for a moderation in global growth, we determined that long-term pricing pressures were insufficient to halt the expansion. Moreover, we attributed the extent of the yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax advantaged market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. Further, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

2

LETTER TO SHAREHOLDERS continued

We continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/17/1992

	Class A	Class B	Class C	Class I
Class inception date	6/17/1992	7/10/1995	3/6/1998	9/20/1995

Nasdaq symbol	EFHAX	EFHBX	EFHCX	EFHYX

6-month return with sales charge	-3.01%	-3.54%	0.44%	N/A

6-month return w/o sales charge	1.79%	1.44%	1.44%	1.94%

Average annual return*

1-year with sales charge	0.96%	0.30%	4.30%	N/A

1-year w/o sales charge	6.03%	5.30%	5.30%	6.35%

5-year	4.19%	4.13%	4.46%	5.51%

10-year	4.68%	4.42%	4.57%	5.46%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Florida High Income Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2005	2/28/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,017.87	$ 4.60
Class B	$ 1,000.00	$ 1,014.35	$ 8.34
Class C	$ 1,000.00	$ 1,014.35	$ 8.34
Class I	$ 1,000.00	$ 1,019.38	$ 3.35
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.23	$ 4.61
Class B	$ 1,000.00	$ 1,016.51	$ 8.35
Class C	$ 1,000.00	$ 1,016.51	$ 8.35
Class I	$ 1,000.00	$ 1,021.47	$ 3.36

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.92% for Class A, 1.67% for Class B, 1.67% for Class C and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.32	$ 10.03	$ 9.96	$ 10.25	$ 10.45	$ 10.24

Income from investment operations
Net investment income (loss)	0.24	0.50	0.51	0.53	0.58	0.60
Net realized and unrealized gains or losses on investments	(0.06)	0.29	0.07	(0.29)	(0.20)	0.21
Total from investment operations	0.18	0.79	0.58	0.24	0.38	0.81

Distributions to shareholders from
Net investment income	(0.24)	(0.50)	(0.51)	(0.53)	(0.58)	(0.60)

Net asset value, end of period	$ 10.26	$ 10.32	$ 10.03	$ 9.96	$ 10.25	$ 10.45

Total return[1]	1.79%	8.10%	5.91%	2.42%	3.77%	8.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$216,357	$205,593	$179,971	$186,685	$196,678	$212,631
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.92%[2]	0.96%	1.01%	0.99%	0.88%	0.87%
Expenses excluding waivers/reimbursements
and expense reductions	0.97%[2]	0.98%	1.01%	0.99%	0.97%	0.98%
Net investment income (loss)	4.84%[2]	4.93%	5.05%	5.27%	5.63%	5.77%
Portfolio turnover rate	15%	41%	31%	26%	26%	17%

1	Excluding applicable sales charges

[2]	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.32	$ 10.03	$ 9.96	$ 10.25	$ 10.45	$ 10.24

Income from investment operations
Net investment income (loss)	0.21	0.43	0.44	0.46	0.50	0.52
Net realized and unrealized gains or losses on investments	(0.06)	0.29	0.07	(0.29)	(0.20)	0.21
Total from investment operations	0.15	0.72	0.51	0.17	0.30	0.73

Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.44)	(0.46)	(0.50)	(0.52)

Net asset value, end of period	$ 10.26	$ 10.32	$ 10.03	$ 9.96	$ 10.25	$ 10.45

Total return[1]	1.44%	7.35%	5.17%	1.67%	2.99%	7.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$71,160	$80,083	$97,754	$125,469	$135,832	$125,951
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.67%[2]	1.68%	1.71%	1.72%	1.63%	1.63%
Expenses excluding waivers/reimbursements
and expense reductions	1.67%[2]	1.68%	1.71%	1.72%	1.72%	1.74%
Net investment income (loss)	4.09%[2]	4.22%	4.35%	4.54%	4.87%	5.02%
Portfolio turnover rate	15%	41%	31%	26%	26%	17%

[1]	Excluding applicable sales charges

[2]	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.32	$ 10.03	$ 9.96	$ 10.25	$ 10.45	$ 10.24

Income from investment operations
Net investment income (loss)	0.21	0.43	0.44	0.46	0.50	0.52
Net realized and unrealized gains or losses on investments	(0.06)	0.29	0.07	(0.29)	(0.20)	0.21
Total from investment operations	0.15	0.72	0.51	0.17	0.30	0.73

Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.44)	(0.46)	(0.50)	(0.52)

Net asset value, end of period	$ 10.26	$ 10.32	$ 10.03	$ 9.96	$ 10.25	$ 10.45

Total return[1]	1.44%	7.35%	5.17%	1.67%	2.99%	7.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$30,849	$26,760	$17,533	$19,729	$22,650	$13,516
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.67%[2]	1.68%	1.71%	1.72%	1.63%	1.62%
Expenses excluding waivers/reimbursements
and expense reductions	1.67%[2]	1.68%	1.71%	1.72%	1.72%	1.73%
Net investment income (loss)	4.09%[2]	4.19%	4.35%	4.54%	4.85%	4.99%
Portfolio turnover rate	15%	41%	31%	26%	26%	17%

[1]	Excluding applicable sales charges

[2]	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.32	$ 10.03	$ 9.96	$ 10.25	$ 10.45	$ 10.24

Income from investment operations
Net investment income (loss)	0.26	0.53	0.54	0.56	0.61	0.62
Net realized and unrealized gains or losses on investments	(0.06)	0.29	0.07	(0.29)	(0.20)	0.21
Total from investment operations	0.20	0.82	0.61	0.27	0.41	0.83

Distributions to shareholders from
Net investment income	(0.26)	(0.53)	(0.54)	(0.56)	(0.61)	(0.62)

Net asset value, end of period	$ 10.26	$ 10.32	$ 10.03	$ 9.96	$ 10.25	$ 10.45

Total return	1.94%	8.42%	6.23%	2.69%	4.03%	8.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$138,871	$112,551	$87,440	$81,057	$91,535	$89,505
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.67%[2]	0.69%	0.71%	0.72%	0.63%	0.63%
Expenses excluding waivers/reimbursements
and expense reductions	0.67%[2]	0.69%	0.71%	0.72%	0.72%	0.74%
Net investment income (loss)	5.10%[2]	5.21%	5.35%	5.54%	5.87%	6.02%
Portfolio turnover rate	15%	41%	31%	26%	26%	17%

[1]	Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

[2]	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.3%
COMMUNITY DEVELOPMENT DISTRICT 33.1%
Aberdeen, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2036	$4,000,000	$4,036,360
Anthem Park, FL CDD RB, 5.80%, 05/01/2036	1,000,000	1,016,840
Arbor Greene, FL CDD Spl. Assmt. RB:
5.75%, 05/01/2006	93,000	93,191
6.30%, 05/01/2019	385,000	394,356
7.60%, 05/01/2018	565,000	577,571
Bartram Park, FL CDD RB:
4.875%, 05/01/2015	1,000,000	1,007,370
5.30%, 05/01/2035	1,000,000	1,009,640
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	279,000	281,249
Bobcat Trail, FL CDD RB:
Ser. A, 6.60%, 05/01/2021	1,175,000	1,203,682
Ser. B:
6.00%, 05/01/2006	155,000	155,663
6.75%, 05/01/2007	790,000	805,476
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	3,000,000	3,081,060
Ser. B, 5.70%, 05/01/2010	1,630,000	1,642,421
Covington Park, FL CDD RB:
7.00%, 05/01/2031	3,740,000	3,835,071
Ser. A, 6.25%, 05/01/2034	990,000	1,047,232
Ser. B, 5.30%, 11/01/2009	225,000	225,533
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,980,000	2,152,141
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,985,000	3,145,802
East Homestead, FL CDD, Spl. Assmt. RB, 5.375%, 05/01/2036	3,000,000	3,028,320
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	1,120,000	1,123,002
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,715,000	1,814,024
6.375%, 05/01/2035	1,285,000	1,364,079
Fishhawk, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	100,000	100,428
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,622,700
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	3,105,000	3,125,648
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2019	705,000	705,162
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	315,000	316,521
Heritage Isles, FL CDD:
Recreational Facs. RB, 7.10%, 10/01/2022	2,375,000	2,072,449
Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	2,200,000	2,330,526
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	1,000,000	1,012,020
Ser. B, 5.10%, 11/01/2009	2,995,000	3,009,017
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. A, 6.50%, 05/01/2020	2,560,000	2,584,422
Heritage Pines, FL CDD Capital Impt. RB, Ser. A, 6.10%, 05/01/2020	2,315,000	2,368,407
Highlands, FL CDD Spl. Assmt. RB, 5.55%, 05/01/2036	4,000,000	4,045,520
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.625%, 03/01/2024	4,000,000	4,271,520
Indian Trace, FL CDD Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	2,500,000	2,732,825

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Indigo, FL CDD Capital Impt. RB:
5.75%, 05/01/2036	$3,710,000	$3,787,205
Ser. C, 7.00%, 05/01/2030	3,100,000	3,171,765
Journey’s End, FL CDD Spl. Assmt. RB, 7.00%, 11/01/2031	2,260,000	2,391,464
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,885,000	1,900,344
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,616,072	1,615,846
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	790,000	799,338
Marshall Creek, FL CDD Spl. Assmt.:
6.625%, 05/01/2032	2,915,000	3,142,895
Ser. A, 7.65%, 05/01/2032	1,945,000	2,121,217
Ser. B, 6.75%, 05/01/2007	110,000	111,505
Mediterra South, FL CDD RB, Ser. A, 6.95%, 05/01/2031	2,795,000	2,935,812
Miami, FL CDD Spl. Assmt. RB, Parking Garage Proj., Ser. A, 6.25%, 05/01/2037	4,000,000	4,257,280
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Proj., 7.00%, 05/01/2019	1,622,000	1,659,257
Parkland Country Club, 5.45%, 05/01/2026	5,000,000	5,006,750
Northwood, FL CDD Spl. Assmt. RB, 7.60%, 05/01/2017	1,135,000	1,139,937
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	3,750,000	3,772,987
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A:
5.50%, 05/01/2010	855,000	860,404
5.80%, 05/01/2026	5,000,000	5,056,700
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	460,000	472,701
Ser. A, 6.125%, 05/01/2035	1,000,000	1,053,300
Ser. B, 5.125%, 05/01/2009	1,000,000	1,004,870
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,805,000	5,113,145
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036	3,075,000	3,138,837
Remington, FL CDD Spl. Assmt. RB, 6.95%, 05/01/2009	1,310,000	1,349,339
South Bay, FL CDD RB:
Ser. B-1, 5.125%, 11/01/2009	250,000	251,545
Ser. B-2, 5.375%, 05/01/2013	4,750,000	4,794,080
Stoneybrook, FL CDD, Stoneybrook Golf Club RB, 7.00%, 10/01/2022	8,015,000	7,608,319
Tree Island Estates, FL CDD Spl. Assmt. RB, 5.90%, 05/01/2034	2,005,000	2,086,904
Tuscany Reserve, FL CDD RB:
Ser. A, 5.55%, 05/01/2036	4,000,000	4,036,800
Ser. B, 5.25%, 05/01/2016	1,500,000	1,526,640
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	1,240,000	1,269,921
7.50%, 05/01/2017	1,332,500	1,335,485
Winston Trails, FL CDD Spl. Obl. RB, 6.50%, 10/01/2031	3,060,000	3,166,213
World Commerce CDD Spl. Assmt. RB:
Ser. A-1, 6.50%, 05/01/2036	2,000,000	2,086,760
Ser. A-2, 6.125%, 05/01/2035	2,750,000	2,864,042

		151,226,855

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY 16.1%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%,
06/01/2032	$ 3,000,000	$3,317,100
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien, RHA Assisted Living, Ser. A,
7.00%, 07/01/2029	3,360,000	3,484,118
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates,
Ser. C, 7.25%, 11/15/2029	5,000,000	5,502,700
Hialeah Gardens, FL IDA RRB, Waterford Convalescent, Ser. A, 7.875%,
12/01/2007	425,000	425,391
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,625,584
Homestead, FL IDA RB, Cmnty. Rehabilitation Providers Program, Ser. A, 7.95%,
11/01/2018	2,950,000	2,959,794
Lee Cnty., FL IDA Hlth. Care Facs. RB:
Cypress Cove Hlth. Proj.:
Ser. A:
6.25%, 10/01/2017	3,290,000	3,379,981
6.375%, 10/01/2025	6,575,000	6,728,658
Ser. B, 4.75%, 10/01/2027	1,155,000	1,155,843
Shell Point Vlg. Proj., Ser. A:
5.50%, 11/15/2029	2,200,000	2,236,432
5.75%, 11/15/2011	1,015,000	1,062,746
Lee Cnty., FL IDA RRB, Encore Nursing Ctr., 8.125%, 12/01/2007	180,000	180,184
Orange Cnty., FL Hlth. Facs. Auth. RB:
Orlando Lutheran:
5.375%, 07/01/2020	2,355,000	2,367,693
5.70%, 07/01/2026	2,000,000	2,030,800
Orlando Lutheran Tower:
8.40%, 07/01/2014	395,000	412,763
8.75%, 07/01/2026	370,000	387,064
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	2,750,000	2,752,585
Waterford Proj.:
5.20%, 10/01/2006	965,000	966,023
5.30%, 10/01/2007	990,000	991,020
5.50%, 10/01/2015	6,500,000	6,504,940
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	934,000	949,934
St. John’s Cnty., FL IDA RB:
Glenmoor St. John’s Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,374,850
8.00%, 01/01/2023	4,500,000	4,837,365
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	7,440,000	7,733,062
Vicars Landing Proj.:
Ser. A, 6.75%, 02/15/2012	1,988,000	1,991,002
Ser. B, 4.50%, 02/15/2017	2,000,000	1,995,660
Volusia Cnty., FL IDA, First Mtge. RB, Bishop Glenn Proj., 7.625%, 11/01/2026	2,000,000	2,094,840

		73,448,132

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 5.2%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ., 5.50%,
04/01/2024	$ 1,000,000	$1,055,900
Florida State Univ. Edl. Facs. RB, Ser. A, 5.00%, 05/01/2024	2,240,000	2,392,746
Hillsborough Cnty., FL Sch. Dist. RRB, 5.00%, 10/01/2018	4,540,000	4,917,365
Pinellas Cnty., FL Edl. Facs. Auth. RB:
Barry Univ. Proj., 5.875%, 10/01/2025	3,185,000	3,444,354
Eckerd College, 7.75%, 07/01/2014	510,000	510,821
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ.:
5.00%, 10/15/2035	7,000,000	7,226,520
Ser. A:
5.75%, 10/15/2029	3,180,000	3,270,662
6.125%, 10/15/2016	1,025,000	1,062,105

		23,880,473

GENERAL OBLIGATION - LOCAL 1.7%
Broward Cnty., FL GO, Parks & Land Preservation Proj., 5.00%, 01/01/2016	7,000,000	7,576,240

GENERAL OBLIGATION - STATE 4.6%
Commonwealth of Puerto Rico GO, Pub. Impt., Ser. A, 5.25%, 07/01/2020	4,000,000	4,295,680
Florida Dept. of Trans. GO, Right of Way, Ser. A, 5.00%, 07/01/2031	15,955,000	16,856,138

		21,151,818

HOSPITAL 18.2%
Coral Gables, FL Hlth. Facs. RB, Baptist Hlth. South Florida, 5.25%, 08/15/2024	2,950,000	3,183,935
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%,
11/15/2032	5,000,000	5,448,500
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., Ser. D, 5.875%,
11/15/2029	5,000,000	5,419,800
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj.:
Ser. A, 5.25%, 10/01/2024	3,000,000	3,153,060
Ser. B, 5.25%, 10/01/2028	5,000,000	5,225,600
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%,
10/01/2029	3,805,000	3,718,855
Miami, FL Hlth. Facs. Auth. Hlth. Sys. RB, Catholic Hlth. East:
Ser. B, 5.125%, 11/15/2024	3,000,000	3,105,030
Ser. C, 5.125%, 11/15/2024	2,050,000	2,121,770
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys., 5.625%, 11/15/2032	3,500,000	3,753,785
Orlando Regl. Hosp., Ser.B, 5.125%, 11/15/2039	6,200,000	6,425,618
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys., 5.50%, 11/15/2033	4,505,000	4,756,829
Sarasota Cnty., FL Pub. Hosp. Board RB, Sarasota Mem. Hosp., Ser. B:
5.25%, 07/01/2024	5,010,000	5,636,601
5.50%, 07/01/2028	15,870,000	18,611,066
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj.:
5.20%, 11/15/2028	1,000,000	1,058,160
5.75%, 11/15/2033	3,000,000	3,233,820

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
St. John’s Cnty., FL IDA RB, Bayview Proj., Ser. A:
7.00%, 10/01/2012	$ 1,125,000	$1,142,933
7.10%, 10/01/2026	2,500,000	2,524,975
Tampa, FL Hosp. RB, H. Lee Moffitt Cancer Ctr., Ser. A, 5.75%, 07/01/2019	1,500,000	1,575,645
West Orange, FL Hlth. Care Dist. of Florida RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,164,220

		83,260,202

HOUSING 3.2%
Brevard Cnty., FL HFA RRB, Ser. B, 6.50%, 09/01/2022	425,000	429,820
Duval Cnty., FL HFA RB, St. Augustine Apts. Proj., 6.00%, 03/01/2021	4,820,000	4,917,460
Escambia Cnty., FL HFA RB, Ser. A, 5.55%, 10/01/2023	10,000	10,338
Florida HFA RB, The Vineyards Proj., Ser. H, 6.50%, 11/01/2025	1,500,000	1,533,555
Hillsborough Cnty., FL HFA RB, Clipper Cove Apts. Proj., Ser. A, 7.375%,
07/01/2040	4,000,000	4,300,720
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. A, 5.65%, 09/01/2022	200,000	200,490
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,995,301
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B-1, 6.10%, 09/01/2026	315,000	328,750

		14,716,434

INDUSTRIAL DEVELOPMENT REVENUE 3.0%
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	3,000,000	3,018,450
6.75%, 07/01/2029	2,410,000	2,451,741
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A,
7.50%, 09/01/2015	3,530,000	3,959,742
Ocean Hwy. & Port Auth., Florida PCRB, Jefferson Smurfit Corp., 6.50%,
11/01/2006	2,605,000	2,625,736
Orange Cnty., FL IDA RB, Wheeled Coach Inds., Inc. Proj., 5.50%, 09/01/2012	1,500,000	1,501,320

		13,556,989

PRE-REFUNDED 2.3%
Florida Mid-Bay Bridge Auth. RB, Ser. A, 6.875%, 10/01/2022	7,000,000	9,194,290
Palm Beach Cnty., FL IDRB, Lourdes & Noreen McKeen Residence Geriatric Care,
Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Banks plc)	1,500,000	1,564,260

		10,758,550

PUBLIC FACILITIES 0.8%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,400,000	2,483,352
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%,
07/01/2013	1,040,000	1,100,424

		3,583,776

SPECIAL TAX 0.4%
Miami Beach, FL Redev. Agcy. Tax Increment RB, City Historic Convention, Ser. B:
6.25%, 12/01/2016	1,000,000	1,041,000
6.35%, 12/01/2022	500,000	520,870
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A, 7.00%, 05/01/2019	300,000	306,918

		1,868,788

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 3.3%
Nevada Dept. of Business & Industry RB, Las Vegas Monorail Proj., 7.375%,
01/01/2040	$ 3,000,000	$3,139,140
Hillsborough Cnty., FL Expressway Auth. RRB, 5.00%, 07/01/2017, (Insd. by
AMBAC)	10,945,000	11,915,384

		15,054,524

UTILITY 0.5%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	1,410,000	1,482,305
7.375%, 10/01/2019	885,000	901,682

		2,383,987

WATER & SEWER 4.9%
Indian Trail, FL Impt. Dist. Spl. Assmt. RRB, Water Ctl. & Impt., 4.75%,
08/01/2031	1,000,000	998,500
Jacksonville Elec. Auth. Water & Sewer Sys. RB, Ser. A, 5.50%, 10/01/2041	8,180,000	8,337,547
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 5-B, 6.00%, 08/01/2025	2,015,000	2,170,175
Unit Dev. No. 9-B:
5.90%, 08/01/2019	1,000,000	1,073,830
6.00%, 08/01/2029	2,600,000	2,800,226
Unit Dev. No. 9-K, 7.20%, 08/01/2016	2,500,000	2,587,600
Unit Dev. No. 43, 6.125%, 08/01/2031	1,420,000	1,463,551
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,315,000	1,388,614
Seminole, FL Water Ctl. Dist. Spl. Assmt. RB, 7.25%, 08/01/2022	1,655,000	1,710,741

		22,530,784

Total Municipal Obligations (cost $428,894,699)		444,997,552

	Shares	Value

SHORT-TERM INVESTMENTS 1.2%
MUTUAL FUND SHARES 1.2%
Evergreen Institutional Municipal Money Market Fund ø (cost $5,387,447)	5,387,447	5,387,447

Total Investments (cost $434,282,146) 98.5%		450,384,999
Other Assets and Liabilities 1.5%		6,852,706

Net Assets 100.0%		$457,237,705

ø     Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
CDD	Community Development District
GO	General Obligation
HFA	Housing Finance Authority

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

Summary of Abbreviations continued
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of February 28, 2006:

Florida	92.9%
Georgia	2.0%
Maryland	1.5%
Puerto Rico	1.0%
Nevada	0.7%
Virginia	0.7%
Non-state specific	1.2%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2006:

AAA	20.1%
AA	7.0%
A	8.5%
BBB	11.1%
BB	1.0%
NR	52.3%

100.0%

The following table shows the percent of total investments by maturity as of February 28, 2006:

Less than 1 year	5.8%
1 to 3 year(s)	2.5%
3 to 5 years	2.1%
5 to 10 years	7.8%
10 to 20 years	32.6%
20 to 30 years	38.8%
Greater than 30 years	10.4%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006 (unaudited)

Assets
Investments in securities, at value (cost $428,894,699)	$444,997,552
Investments in affiliated money market fund, at value (cost $5,387,447)	5,387,447

Total investments	450,384,999
Receivable for Fund shares sold	1,181,110
Interest receivable	7,512,907
Prepaid expenses and other assets	19,684

Total assets	459,098,700

Liabilities
Dividends payable	1,073,941
Payable for Fund shares redeemed	714,279
Advisory fee payable	2,208
Due to other related parties	3,161
Accrued expenses and other liabilities	67,406

Total liabilities	1,860,995

Net assets	$457,237,705

Net assets represented by
Paid-in capital	$486,788,379
Overdistributed net investment income	(168,718)
Accumulated net realized losses on investments	(45,484,809)
Net unrealized gains on investments	16,102,853

Total net assets	$457,237,705

Net assets consists of
Class A	$216,357,320
Class B	71,160,489
Class C	30,848,660
Class I	138,871,236

Total net assets	$457,237,705

Shares outstanding (unlimited number of shares authorized)
Class A	21,081,433
Class B	6,934,175
Class C	3,006,003
Class I	13,532,070

Net asset value per share
Class A	$10.26
Class A — Offering price (based on sales charge of 4.75%)	$10.77
Class B	$10.26
Class C	$10.26
Class I	$10.26

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2006 (unaudited)

Investment income
Interest	$12,289,566
Income from affiliate	91,336

Total investment income	12,380,902

Expenses
Advisory fee	1,009,803
Distribution Plan expenses
Class A	305,223
Class B	371,613
Class C	140,912
Administrative services fee	213,589
Transfer agent fees	90,142
Trustees’ fees and expenses	3,420
Printing and postage expenses	14,524
Custodian and accounting fees	66,650
Registration and filing fees	22,456
Professional fees	16,749
Other	5,645

Total expenses	2,260,726
Less: Expense reductions	(3,471)
Expense reimbursements	(49,076)

Net expenses	2,208,179

Net investment income	10,172,723

Net realized and unrealized gains or losses on investments
Net realized gains on investments	232,583
Net change in unrealized gains or losses on investments	(2,480,010)

Net realized and unrealized gains or losses on investments	(2,247,427)

Net increase in net assets resulting from operations	$7,925,296

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2006		Year Ended
	(unaudited)		August 31, 2005

Operations
Net investment income		$10,172,723		$19,093,291
Net realized gains or losses on
investments		232,583		(2,201,106)
Net change in unrealized gains or losses
on investments		(2,480,010)		13,532,331

Net increase in net assets resulting from
operations		7,925,296		30,424,516

Distributions to shareholders from
Net investment income
Class A		(4,844,227)		(9,633,463)
Class B		(1,507,110)		(3,777,085)
Class C		(570,563)		(877,258)
Class I		(3,132,406)		(4,935,869)

Total distributions to shareholders		(10,054,306)		(19,223,675)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,264,071	23,130,762	5,964,914	60,579,771
Class B	326,547	3,354,280	560,752	5,708,926
Class C	545,586	5,575,570	1,151,627	11,727,108
Class I	3,568,706	36,519,371	3,987,898	40,542,491

		68,579,983		118,558,296

Net asset value of shares issued in
reinvestment of distributions
Class A	204,372	2,087,473	422,755	4,298,211
Class B	63,700	650,555	164,492	1,671,091
Class C	20,831	212,788	30,523	310,665
Class I	23,738	242,452	28,660	291,433

		3,193,268		6,571,400

Automatic conversion of Class B shares
to Class A shares
Class A	538,984	5,507,023	995,129	10,105,214
Class B	(538,984)	(5,507,023)	(995,129)	(10,105,214)

		0		0

Payment for shares redeemed
Class A	(1,854,704)	(18,944,423)	(5,395,810)	(54,768,766)
Class B	(679,923)	(6,947,295)	(1,712,669)	(17,388,501)
Class C	(154,343)	(1,575,982)	(336,053)	(3,410,276)
Class I	(970,491)	(9,925,339)	(1,823,539)	(18,474,708)

		(37,393,039)		(94,042,251)

Net increase in net assets resulting from
capital share transactions		34,380,212		31,087,445

Total increase in net assets		32,251,202		42,288,286
Net assets
Beginning of period		424,986,503		382,698,217

End of period	$ 457,237,705		$ 424,986,503

Overdistributed net investment income		$(168,718)		$(287,135)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Florida High Income Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.32% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $49,076.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2006, EIS received $22,311 from the sale of Class A shares and $59,656 and $3,441 in contingent deferred sales charges from redemptions of Class A and Class B shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $97,796,912 and $63,425,714, respectively, for the six months ended February 28, 2006.

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $434,282,146. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,935,098 and $832,245, respectively, with a net unrealized appreciation of $16,102,853.

As of August 31, 2005, the Fund had $43,398,507 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013

$4,365,480	$18,590,266	$2,069,696	$13,129,353	$3,853,670	$1,390,042

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of August 31, 2005, the Fund incurred and elected to defer post-October losses of $2,318,885.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodians, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 28, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

26

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial

27

ADDITIONAL INFORMATION (unaudited) continued

resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the first quintile over the recently completed one-year period, performed in the second quintile over the recently completed three-year period, and performed in the third quin-tile over the recently completed five-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was the highest among comparable funds, but still near the median of fees paid by comparable funds, and the Trustees concluded that the fees were not unreasonable in light of the Fund’s investment performance and the services provided by EIMC and EIS.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

28

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

29

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

565567 rv3 4/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565567 rv3 4/2006

Evergreen Florida Municipal Bond Fund

Evergreen

FLORIDA MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Florida Municipal Bond Fund, which covers the six-month period ended February 28, 2006.

Investors in the fixed income markets had to overcome a variety of challenges over the past six months. Questions about the sustainability of economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. Not surprisingly, each of these issues contributed to periodic bouts of market volatility. It is during times such as these that the importance of asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product ("GDP") growth typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling

1

LETTER TO SHAREHOLDERS continued

the economy to overcome some extremely challenging obstacles.

Perhaps sensing the surprising strength in GDP and having already anticipated the bout of inflation fears, the Federal Reserve ("Fed") maintained its "measured removal of policy accommodation" throughout the investment period. Since rates had been low for such a lengthy period of time, Evergreen's Investment Strategy Committee concluded that the central bank was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Monetary policymakers remained transparent in their public statements about their intentions, yet long-term market interest rates remained relatively low. This "flattening" of the yield curve caused many in the fixed income markets to debate its message, and given our forecast for a moderation in global growth, we determined that long-term pricing pressures were insufficient to halt the expansion. Moreover, we attributed the extent of the yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax advantaged market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. Further, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

2

LETTER TO SHAREHOLDERS continued

We continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen's mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2005.

The Fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/11/1988

	Class A	Class B	Class C	Class I
Class inception date	5/11/1988	6/30/1995	1/26/1998	6/30/1995

Nasdaq symbol	EFMAX	EFMBX	EMBCX	EFMYX

6-month return with sales charge	-4.07%	-4.57%	-0.62%	N/A

6-month return w/o sales charge	0.72%	0.37%	0.37%	0.87%

Average annual return*

1-year with sales charge	-2.12%	-2.89%	1.07%	N/A

1-year w/o sales charge	2.77%	2.06%	2.06%	3.08%

5-year	3.11%	2.96%	3.31%	4.35%

10-year	4.10%	3.73%	3.91%	4.77%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Florida Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without a vote of the fund's shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2006, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2005	2/28/2006	Period*

Class A	$ 1,000.00	$ 1,007.16	$ 4.28
Class B	$ 1,000.00	$ 1,003.68	$ 8.00
Class C	$ 1,000.00	$ 1,003.68	$ 8.00
Class I	$ 1,000.00	$ 1,008.66	$ 3.04
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.53	$ 4.31
Class B	$ 1,000.00	$ 1,016.81	$ 8.05
Class C	$ 1,000.00	$ 1,016.81	$ 8.05
Class I	$ 1,000.00	$ 1,021.77	$ 3.06

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.86% for Class A, 1.61% for Class B, 1.61% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24

Income from investment operations
Net investment income (loss)	0.18	0.36	0.37	0.40	0.46	0.47
Net realized and unrealized gains or losses on investments	(0.11)	0.01	0.10	(0.18)	(0.08)	0.32

Total from investment operations	0.07	0.37	0.47	0.22	0.38	0.79

Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.37)	(0.40)	(0.46)	(0.47)

Net asset value, end of period	$ 9.30	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56

Total return [1]	0.72%	4.06%	5.13%	2.38%	4.12%	8.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$92,714	$98,523	$112,438	$123,338	$132,375	$120,533
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense
reductions	0.86% [2]	0.89%	0.90%	0.84%	0.58%	0.45%
Expenses excluding waivers/reimbursements and expense
reductions	0.91% [2]	0.91%	0.90%	0.88%	0.86%	0.84%
Net investment income (loss)	3.89% [2]	3.88%	3.94%	4.25%	4.84%	5.03%
Portfolio turnover rate	28%	52%	38%	41%	29%	18%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24

Income from investment operations
Net investment income (loss)	0.14 [1]	0.30	0.31	0.33	0.37	0.39
Net realized and unrealized gains or losses on investments	(0.11)	0.01	0.09	(0.18)	(0.08)	0.32

Total from investment operations	0.03	0.31	0.40	0.15	0.29	0.71

Distributions to shareholders from
Net investment income	(0.14)	(0.30)	(0.30)	(0.33)	(0.37)	(0.39)

Net asset value, end of period	$ 9.30	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56

Total return [2]	0.37%	3.33%	4.40%	1.58%	3.19%	7.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,120	$18,444	$22,113	$29,601	$30,728	$39,746
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense
reductions	1.61% [3]	1.61%	1.60%	1.61%	1.45%	1.34%
Expenses excluding waivers/reimbursements and expense
reductions	1.61% [3]	1.61%	1.60%	1.61%	1.61%	1.59%
Net investment income (loss)	3.14% [3]	3.16%	3.24%	3.47%	4.01%	4.14%
Portfolio turnover rate	28%	52%	38%	41%	29%	18%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24

Income from investment operations
Net investment income (loss)	0.15	0.30	0.30	0.33	0.38	0.39
Net realized and unrealized gains or losses on investments	(0.12)	0.01	0.10	(0.18)	(0.09)	0.32

Total from investment operations	0.03	0.31	0.40	0.15	0.29	0.71

Distributions to shareholders from
Net investment income	(0.14)	(0.30)	(0.30)	(0.33)	(0.37)	(0.39)

Net asset value, end of period	$ 9.30	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56

Total return [1]	0.37%	3.33%	4.40%	1.58%	3.19%	7.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,159	$9,669	$10,367	$11,513	$9,781	$6,839
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense
reductions	1.61% [2]	1.61%	1.60%	1.61%	1.45%	1.34%
Expenses excluding waivers/reimbursements and expense
reductions	1.61% [2]	1.61%	1.60%	1.61%	1.61%	1.59%
Net investment income (loss)	3.15% [2]	3.16%	3.23%	3.47%	4.16%	4.14%
Portfolio turnover rate	28%	52%	38%	41%	29%	18%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS I [1]	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56	$ 9.24

Income from investment operations
Net investment income (loss)	0.19	0.39	0.40	0.43	0.47	0.48
Net realized and unrealized gains or losses on investments	(0.11)	0.01	0.10	(0.18)	(0.08)	0.32

Total from investment operations	0.08	0.40	0.50	0.25	0.39	0.80

Distributions to shareholders from
Net investment income	(0.19)	(0.39)	(0.40)	(0.43)	(0.47)	(0.48)

Net asset value, end of period	$9.30	$ 9.41	$ 9.40	$ 9.30	$ 9.48	$ 9.56

Total return	0.87%	4.37%	5.45%	2.60%	4.23%	8.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$284,277	$281,005	$282,395	$287,129	$281,258	$318,069
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense
reductions	0.61% [2]	0.61%	0.60%	0.61%	0.45%	0.34%
Expenses excluding waivers/reimbursements and expense
reductions	0.61% [2]	0.61%	0.60%	0.61%	0.61%	0.59%
Net investment income (loss)	4.14% [2]	4.15%	4.23%	4.48%	4.96%	5.14%
Portfolio turnover rate	28%	52%	38%	41%	29%	18%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 94.5%
COMMUNITY DEVELOPMENT DISTRICT 2.8%
Fishhawk, FL CDD RRB, 5.25%, 05/01/2018, (Insd. by MBIA)	$3,535,000	$3,873,688
Viera East, FL CDD RB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,363,582
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,514,586
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,673,991

		11,425,847

CONTINUING CARE RETIREMENT COMMUNITY 2.9%
Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg. Proj., Ser. A, 5.75%,
11/15/2014	1,535,000	1,597,137
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey DelRay South Proj.:
5.20%, 10/01/2006	975,000	976,033
5.30%, 10/01/2007	1,000,000	1,001,030
Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,752,090
Sarasota Cnty., FL Hlth. Facs. Auth. RB, Sunnyside Properties, 6.00%, 05/15/2010	1,680,000	1,708,661
St. John's Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	3,385,000	3,666,158

		11,701,109

EDUCATION 3.8%
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Proj., Ser. B, 6.25%,
04/01/2013	2,955,000	3,266,811
Broward Cnty., FL Sch. Board COP, 5.25%, 07/01/2017	4,955,000	5,365,076
Pinellas Cnty., FL Edl. Facs. Auth. RRB, Barry Univ. Proj., 6.25%, 10/01/2015	2,530,000	2,806,706
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A,
6.125%, 10/15/2016	3,500,000	3,626,700

		15,065,293

ELECTRIC REVENUE 1.6%
St. John's Park, FL River Power Sys. RB, Ser. 21, 5.00%, 10/01/2020	6,000,000	6,434,400

GENERAL OBLIGATION - LOCAL 1.3%
Dade Cnty., FL GO, Ser. CC, 7.125%, 10/01/2015, (Insd. by AMBAC)	2,380,000	2,953,794
Palm Beach Cnty., FL GO, Ser. B, 6.50%, 07/01/2010	1,880,000	2,102,837

		5,056,631

GENERAL OBLIGATION - STATE 4.2%
Florida Board of Ed. Capital Outlay Proj. GO:
6.70%, 01/01/2016 ROL +	5,000,000	5,910,100
Ser. D, 5.75%, 06/01/2022	4,095,000	4,464,123
Florida Dept. of Trans. GO, Right of Way Proj., Ser. A, 5.00%, 07/01/2023	3,065,000	3,254,172
Puerto Rico Muni. Fin. Agcy. GO, Ser. A, 5.00%, 08/01/2019	3,000,000	3,248,250

		16,876,645

HOSPITAL 22.8%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%,
12/01/2016, (Insd. by MBIA)	4,000,000	4,702,600
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%,
11/15/2020	6,000,000	6,259,320

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Broward Cnty., FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs.:
5.25%, 08/15/2010	$ 4,660,000	$4,826,036
5.50%, 08/15/2014	3,730,000	3,971,331
Coral Gables, FL Hlth. Facs. Auth. RB, Baptist Hlth. South Florida:
5.00%, 08/15/2034	4,985,000	5,330,610
5.25%, 08/15/2024	5,000,000	5,396,500
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%,
11/15/2032	10,000,000	10,897,000
Halifax, FL Hosp. Med. Ctr. Hlth. Care Facs. RB, 4.60%, 04/01/2008	1,080,000	1,095,228
Highlands Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys. Proj., Ser. D, 5.875%, 11/15/2029	10,000,000	10,839,600
Adventist Hlth. Sys. Sunbelt Proj., 3.95%, 11/15/2032	5,900,000	5,854,216
Miami-Dade Cnty., FL Hlth. Facs. Auth. RB, Miami Children's Hosp., Ser. A, 5.00%,
08/15/2020	3,855,000	4,030,171
North Miami, FL Hlth. Facs. Auth. RB, Catholic Hlth. Svcs., 6.00%, 08/15/2016,
(LOC: SunTrust Banks, Inc.)	1,000,000	1,027,520
Orange Cnty., FL Hlth. Facs. Auth. RB:
Hospital Adventist Hlth. Sys., 6.25%, 11/15/2024	4,000,000	4,457,760
Orlando Regl. Healthcare, Ser. B, 5.125%, 11/15/2039	5,000,000	5,181,950
Regl. Hlth. Care Sys., Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,616,197
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,015,000	2,382,193
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. Group Proj., 5.75%,
11/15/2033	5,000,000	5,389,700
St. Petersburg, FL Hlth. Facs. Auth. RB, All Children's Hosp. Proj., 5.50%,
11/15/2018, (Insd. by AMBAC)	1,000,000	1,083,820

		91,341,752

HOUSING 3.8%
Boynton Beach, FL MHRRB, Clipper Cove Apts. Proj., 5.75%, 01/01/2028	4,245,000	4,543,890
Clearwater, FL Hsg. Auth. RB, 5.40%, 05/01/2013	1,165,000	1,193,042
Duval Cnty., FL HFA SFHRB, 5.85%, 10/01/2027	2,710,000	2,730,054
Florida Hsg. Fin. Corp. RB, Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	1,110,000	1,124,597
Hillsborough Cnty., FL HFA RB, Ser. A, 6.625%, 10/01/2029	1,455,000	1,495,536
Lee Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A-1, 7.20%, 03/01/2033	150,000	152,171
Ser. A-4, 7.00%, 09/01/2031	365,000	369,128
Manatee Cnty., FL HFA Mtge. RRB:
Sub-Ser. 1, 7.20%, 05/01/2028	250,000	253,240
Sub-Ser. 2, 7.00%, 11/01/2027	260,000	283,353
North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks Apts., Ser. A, 6.90%,
01/01/2024, (Insd. by FNMA)	945,000	946,493
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Proj.:
Ser. A-1, 5.95%, 03/01/2030	1,215,000	1,248,886
Ser. C-1, 6.30%, 03/01/2029	810,000	818,384

		15,158,774

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 4.1%
Hillsborough Cnty., FL Pollution Ctl. IDRB, Tampa Elec. Corp. Proj., 5.10%,
10/01/2013	$ 4,575,000	$4,764,817
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	11,300,000	11,837,880

		16,602,697

MISCELLANEOUS REVENUE 5.8%
Greenville Cnty., SC Sch. Dist. Installment Purchase RRB, Building Equity
Sooner for Tomorrow, 6.00%, 12/01/2021	4,500,000	5,073,885
Gulf Breeze, FL RB, Local Govt. Loan:
5.50%, 12/01/2020, (Insd. by FGIC)	1,645,000	1,758,044
5.70%, 12/01/2020, (Insd. by FGIC)	2,095,000	2,234,024
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,123,093
Indian Trace Dev. Dist., Florida RB, Isles at Weston Proj., 5.50%, 05/01/2033	1,960,000	1,975,072
Jacksonville, FL Excise Tax RRB, Ser. B, 5.75%, 10/01/2012, (Insd. by FGIC)	2,805,000	2,990,972
Ocala, FL Capital Impt. Tax RB, 5.375%, 10/01/2014, (Insd. by AMBAC)	1,375,000	1,517,560
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015,
(Insd. by FGIC)	3,000,000	3,764,250

		23,436,900

PRE-REFUNDED 13.5%
Broward Cnty., FL Expressway Auth., 9.875%, 07/01/2009	4,000,000	4,471,320
Florida Hsg. Fin. Corp. MHRRB, Ser. C, 6.20%, 08/01/2016	2,000,000	2,063,360
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C:
5.75%, 08/15/2012	4,300,000	4,648,902
5.75%, 08/15/2014	2,810,000	3,038,003
5.75%, 08/15/2015	2,090,000	2,259,583
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 3:
5.30%, 10/01/2006	5,225,000	5,284,617
5.50%, 10/01/2008	5,785,000	6,073,498
5.70%, 10/01/2011	2,000,000	2,210,940
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, JFK Med. Ctr., 9.50%, 08/01/2013	1,960,000	2,389,730
Palm Beach Cnty., FL IDRB, Lourdes & Noreen McKeen Residence Geriatric Care,
Inc. Proj., 6.55%, 12/01/2016, (LOC: Allied Irish Banks plc)	2,000,000	2,085,680
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	5,000,000	5,309,850
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%,
11/15/2029	10,000,000	10,762,000
Port Everglades, FL Port Impt. RB, 7.125%, 11/01/2016	3,140,000	3,754,090

		54,351,573

PUBLIC FACILITIES 2.0%
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%,
07/01/2013	3,000,000	3,174,300
Tamarac, FL Capital Impt. RB, 5.00%, 10/01/2030	4,555,000	4,803,293

		7,977,593

SALES TAX 2.5%
Hillsborough Cnty., FL Sch. Dist. Sales Tax RRB, 5.00%, 10/01/2019	9,110,000	9,844,539

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 5.9%
Miami-Dade Cnty., FL Expressway Auth. Toll Sys. RB, Ser. B, 5.25%, 07/01/2025,
(Insd. by FGIC)	$ 5,000,000	$5,465,300
Orlando & Orange Cnty., FL Expressway Auth. RB, 6.50%, 07/01/2011,
(Insd. by FGIC)	4,550,000	5,178,628
Puerto Rico Hwy. & Trans. Auth. RB, Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	1,500,000	1,690,305
Tampa-Hillsborough Cnty., FL Expressway Auth. RB, 5.00%, 07/01/2016	10,360,000	11,295,508

		23,629,741

UTILITY 15.5%
Gainesville, FL Util. Sys. RB, Ser. B:
6.50%, 10/01/2013	4,800,000	5,644,080
7.50%, 10/01/2008	3,000,000	3,287,670
7.50%, 10/01/2009	3,000,000	3,388,590
Lakeland, FL Elec. & Water RRB, Energy Sys., Ser. C, 6.05%, 10/01/2010,
(Insd. by FSA)	5,000,000	5,519,550
Marco Island, FL Util. Sys. RB, 5.00%, 10/01/2033	5,000,000	5,234,350
Orlando, FL Util. Commission Util. Sys. RB, Ser. B, 5.00%, 10/01/2025	5,000,000	5,325,150
Orlando, FL Util. Commission, Water & Elec. RB, 6.00%, 10/01/2010	4,000,000	4,407,240
Reedy Creek, FL Util. Impt. Dist. RB:
Ser. 1, 5.25%, 10/01/2018	4,465,000	4,863,769
Ser. 2:
5.25%, 10/01/2016	15,180,000	16,683,124
5.25%, 10/01/2017	7,000,000	7,689,360

		62,042,883

WATER & SEWER 2.0%
Collier Cnty., FL Water & Sewer RRB, Ser. B, 5.50%, 07/01/2014	1,910,000	2,118,801
North Springs, FL Water & Sewer RB, Ser. B, 6.50%, 12/01/2016	1,335,000	1,351,901
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
5.50%, 08/01/2015	500,000	521,145
Unit Dev. No. 5-B, 5.75%, 08/01/2014	875,000	912,564
Unit Dev. No. 9-B, 5.85%, 08/01/2013	705,000	743,134
Unit Dev. No. 9A-A, 7.20%, 08/01/2016	1,300,000	1,345,552
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2019	1,000,000	1,076,530

		8,069,627

Total Municipal Obligations (cost $366,053,412)		379,016,004

	Shares	Value

SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Municipal Money Market Fund ø (cost $18,106,542)	18,106,542	18,106,542

Total Investments (cost $384,159,954) 99.0%		397,122,546
Other Assets and Liabilities 1.0%		4,147,871

Net Assets 100.0%		$401,270,417

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

+	Inverse floating rate security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDD	Community Development District
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRRB	Multifamily Housing Refunding Revenue Bond
RB	Revenue Bond
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of February 28, 2006:

Florida	91.0%
Alabama	1.6%
South Carolina	1.3%
Puerto Rico	1.2%
Virgin Islands	0.3%
Non-state specific	4.6%

100.0%

The following table shows the percent of total investments by credit quality based on Moody's and Standard & Poor's ratings as of February 28, 2006:

AAA	58.1%
AA	20.2%
A	11.9%
BBB	8.8%
NR	1.0%

100.0%

The following table shows the percent of total investments by maturity as of February 28, 2006:

Less than 1 year	10.2%
1 to 3 year(s)	4.6%
3 to 5 years	24.5%
5 to 10 years	57.9%
10 to 20 years	2.8%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006 (unaudited)

Assets
Investments in securities, at value (cost $366,053,412)	$379,016,004
Investments in affiliated money market fund, at value (cost $18,106,542)	18,106,542

Total investments	397,122,546
Receivable for Fund shares sold	125,509
Interest receivable	5,631,702
Prepaid expenses and other assets	19,469

Total assets	402,899,226

Liabilities
Dividends payable	1,037,417
Payable for Fund shares redeemed	524,979
Advisory fee payable	2,484
Due to other related parties	3,331
Accrued expenses and other liabilities	60,598

Total liabilities	1,628,809

Net assets	$401,270,417

Net assets represented by
Paid-in capital	$410,910,907
Overdistributed net investment income	(129,892)
Accumulated net realized losses on investments	(22,473,190)
Net unrealized gains on investments	12,962,592

Total net assets	$401,270,417

Net assets consists of
Class A	$92,714,309
Class B	16,119,998
Class C	8,159,419
Class I	284,276,691

Total net assets	$401,270,417

Shares outstanding (unlimited number of shares authorized)
Class A	9,969,822
Class B	1,733,459
Class C	877,416
Class I	30,569,409

Net asset value per share
Class A	$9.30
Class A - Offering price (based on sales charge of 4.75%)	$9.76
Class B	$9.30
Class C	$9.30
Class I	$9.30

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2006 (unaudited)

Investment income
Interest	$9,093,212
Income from affiliate	285,638

Total investment income	9,378,850

Expenses
Advisory fee	829,590
Distribution Plan expenses
Class A	140,520
Class B	83,966
Class C	44,231
Administrative services fee	196,366
Transfer agent fees	50,263
Trustees' fees and expenses	3,155
Printing and postage expenses	13,691
Custodian and accounting fees	62,229
Registration and filing fees	24,450
Professional fees	14,740
Other	4,831

Total expenses	1,468,032
Less: Expense reductions	(4,310)
Expense reimbursements	(22,566)

Net expenses	1,441,156

Net investment income	7,937,694

Net realized and unrealized gains or losses on investments
Net realized gains on investments	2,180,240
Net change in unrealized gains or losses on investments	(7,153,004)

Net realized and unrealized gains or losses on investments	(4,972,764)

Net increase in net assets resulting from operations	$2,964,930

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2006		Year Ended
	(unaudited)		August 31, 2005

Operations
Net investment income		$ 7,937,694		$ 16,635,572
Net realized gains on investments		2,180,240		5,074,932
Net change in unrealized gains or losses
on investments		(7,153,004)		(4,395,215)

Net increase in net assets resulting from
operations		2,964,930		17,315,289

Distributions to shareholders from
Net investment income
Class A		(1,786,386)		(4,024,333)
Class B		(261,315)		(653,350)
Class C		(137,835)		(316,483)
Class I		(5,670,580)		(11,723,522)

Total distributions to shareholders		(7,856,116)		(16,717,688)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	430,613	3,975,877	802,170	7,534,625
Class B	61,727	572,662	105,503	991,676
Class C	40,378	374,695	131,858	1,238,276
Class I	3,543,927	32,869,067	4,084,972	38,390,468

		37,792,301		48,155,045

Net asset value of shares issued in
reinvestment of distributions
Class A	98,909	917,759	216,791	2,037,837
Class B	13,792	127,975	35,706	335,641
Class C	7,608	70,594	16,950	159,329
Class I	5,920	54,934	14,156	133,053

		1,171,262		2,665,860

Automatic conversion of Class B shares
to Class A shares
Class A	63,374	587,065	130,491	1,227,432
Class B	(63,374)	(587,065)	(130,491)	(1,227,432)

		0		0

Payment for shares redeemed
Class A	(1,088,189)	(10,105,726)	(2,646,919)	(24,837,968)
Class B	(237,815)	(2,211,603)	(404,241)	(3,798,375)
Class C	(197,647)	(1,832,517)	(224,690)	(2,109,813)
Class I	(2,829,725)	(26,292,485)	(4,295,048)	(40,345,375)

		(40,442,331)		(71,091,531)

Net decrease in net assets resulting from
capital share transactions		(1,478,768)		(20,270,626)

Total decrease in net assets		(6,369,954)		(19,673,025)
Net assets
Beginning of period		407,640,371		427,313,396

End of period		$ 401,270,417		$ 407,640,371

Overdistributed net investment income		$ (129,892)		$ (211,470)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Florida Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date, and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $22,566.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2006, EIS received $1,851 from the sale of Class A shares and $37,342 and $149 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $120,176,260 and $105,050,543, respectively, for the six months ended February 28, 2006.

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $384,159,954. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,625,919 and $663,327, respectively, with a net unrealized appreciation of $12,962,592.

As of August 31, 2005, the Fund had $24,653,430 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$ 2,037,893	$17,071,351	$ 496,784	$ 5,047,402

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 28, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers ("NASD") had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD's rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund's Board of Trustees is required to consider whether to continue in place the Fund's investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund's investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees' process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund's advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the "Committee"), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. ("Lipper") was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC's responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund's advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

24

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund's investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund's and EIMC's compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund's total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called "fall-out" benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund's portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial

25

ADDITIONAL INFORMATION (unaudited) continued

resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC's responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund's advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the fourth quintile over the recently completed one-year period and performed in the fifth quintile over recently completed three- and five-year periods. In addition, based on information provided by EIMC, the Trustees noted that the Fund had historically been managed principally to provide a high level of current income, and not principally for total return, and that, on that basis, the Fund's investment performance appeared more favorable and consistent with shareholders' expectations.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was above the median of fees paid by comparable funds but below a number of comparable funds.

26

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund's investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

27

TRUSTEES AND OFFICERS

TRUSTEES [1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565568 rv3  4/2006

Evergreen Georgia Municipal Bond Fund

Evergreen

GEORGIA MUNICIPAL BOND FUND

Semiannual Report as of February 28, 2006

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Georgia Municipal Bond Fund, which covers the six-month period ended February 28, 2006.

Investors in the fixed income markets had to overcome a variety of challenges over the past six months. Questions about the sustainability of economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. Not surprisingly, each of these issues contributed to periodic bouts of market volatility. It is during times such as these that the importance of asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (“GDP”) growth typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling

1

LETTER TO SHAREHOLDERS continued

the economy to overcome some extremely challenging obstacles.

Perhaps sensing the surprising strength in GDP and having already anticipated the bout of inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period of time, Evergreen’s Investment Strategy Committee concluded that the central bank was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Monetary policymakers remained transparent in their public statements about their intentions, yet long-term market interest rates remained relatively low. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, and given our forecast for a moderation in global growth, we determined that long-term pricing pressures were insufficient to halt the expansion. Moreover, we attributed the extent of the yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax advantaged market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. Further, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

2

LETTER TO SHAREHOLDERS continued

We continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	7/2/1993	7/2/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGAAX	EGABX	EGACX	EGAYX

6-month return with sales charge	-4.08%	-4.58%	-0.62%	N/A

6-month return w/o sales charge	0.71%	0.37%	0.37%	0.86%

Average annual return*

1-year with sales charge	-2.23%	-3.00%	0.95%	N/A

1-year w/o sales charge	2.66%	1.94%	1.94%	2.96%

5-year	3.34%	3.26%	3.78%	4.65%

10-year	4.39%	4.13%	4.61%	5.18%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Georgia Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2005	2/28/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,007.14	$ 4.28
Class B	$ 1,000.00	$ 1,003.65	$ 8.00
Class C	$ 1,000.00	$ 1,003.65	$ 8.00
Class I	$ 1,000.00	$ 1,008.63	$ 3.04
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.53	$ 4.31
Class B	$ 1,000.00	$ 1,016.81	$ 8.05
Class C	$ 1,000.00	$ 1,016.81	$ 8.05
Class I	$ 1,000.00	$ 1,021.77	$ 3.06

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.86% for Class A, 1.61% for Class B, 1.61% for Class C and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$10.20	$ 10.24	$ 10.10	$10.24	$ 10.19	$ 9.75

Income from investment operations
Net investment income (loss)	0.19	0.38	0.39	0.40	0.45	0.48
Net realized and unrealized gains or losses on investments	(0.12)	(0.04)	0.14	(0.14)	0.05	0.44

Total from investment operations	0.07	0.34	0.53	0.26	0.50	0.92

Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.39)	(0.40)	(0.45)	(0.48)

Net asset value, end of period	$10.08	$ 10.20	$ 10.24	$10.10	$ 10.24	$ 10.19

Total return[1]	0.71%	3.43%	5.29%	2.49%	5.11%	9.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$26,290	$26,554	$23,037	$20,806	$18,570	$10,577
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.86%[2]	0.90%	0.90%	0.89%	0.80%	0.77%
Expenses excluding waivers/reimbursements
and expense reductions	0.91%[2]	0.92%	0.90%	0.89%	0.89%	0.89%
Net investment income (loss)	3.90%[2]	3.78%	3.79%	3.82%	4.43%	4.77%
Portfolio turnover rate	25%	35%	35%	20%	10%	26%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$10.20	$ 10.24	$ 10.10	$10.24	$ 10.19	$ 9.75

Income from investment operations
Net investment income (loss)	0.16	0.31	0.32	0.32	0.38	0.40
Net realized and unrealized gains or losses on investments	(0.12)	(0.04)	0.14	(0.14)	0.05	0.44

Total from investment operations	0.04	0.27	0.46	0.18	0.43	0.84

Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.32)	(0.32)	(0.38)	(0.40)

Net asset value, end of period	$10.08	$ 10.20	$ 10.24	$10.10	$ 10.24	$ 10.19

Total return[1]	0.37%	2.71%	4.55%	1.74%	4.33%	8.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,191	$13,507	$15,945	$18,053	$17,575	$15,845
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.61%[2]	1.62%	1.60%	1.62%	1.55%	1.52%
Expenses excluding waivers/reimbursements
and expense reductions	1.61%[2]	1.62%	1.60%	1.62%	1.64%	1.64%
Net investment income (loss)	3.15%[2]	3.05%	3.08%	3.09%	3.70%	4.03%
Portfolio turnover rate	25%	35%	35%	20%	10%	26%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS C	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.20	$10.24	$10.10	$10.24	$ 9.87

Income from investment operations
Net investment income (loss)	0.16	0.31	0.32	0.32	0.16
Net realized and unrealized gains or losses on investments	(0.12)	(0.04)	0.14	(0.14)	0.37

Total from investment operations	0.04	0.27	0.46	0.18	0.53

Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.32)	(0.32)	(0.16)

Net asset value, end of period	$10.08	$10.20	$10.24	$10.10	$10.24

Total return[2]	0.37%	2.71%	4.55%	1.74%	5.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,798	$3,210	$3,326	$2,867	$ 410
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%[3]	1.62%	1.60%	1.62%	1.55%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.61%[3]	1.62%	1.60%	1.62%	1.64%[3]
Net investment income (loss)	3.16%[3]	3.05%	3.07%	3.04%	3.02%[3]
Portfolio turnover rate	25%	35%	35%	20%	10%

1 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$10.20	$ 10.24	$ 10.10	$10.24	$ 10.19	$ 9.75

Income from investment operations
Net investment income (loss)	0.21	0.41	0.42	0.42	0.48	0.50
Net realized and unrealized gains or losses on investments	(0.12)	(0.03)	0.14	(0.14)	0.05	0.44

Total from investment operations	0.09	0.38	0.56	0.28	0.53	0.94

Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.42)	(0.42)	(0.48)	(0.50)

Net asset value, end of period	$10.08	$ 10.20	$ 10.24	$10.10	$ 10.24	$ 10.19

Total return	0.86%	3.74%	5.60%	2.76%	5.37%	9.92%

Ratios and supplemental data
Net assets, end of period (thousands)	$187,744	$184,357	$180,037	$193,141	$197,295	$64,358
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.61%[2]	0.62%	0.60%	0.62%	0.54%	0.52%
Expenses excluding waivers/reimbursements
and expense reductions	0.61%[2]	0.62%	0.60%	0.62%	0.63%	0.64%
Net investment income (loss)	4.15%[2]	4.05%	4.07%	4.09%	4.61%	5.04%
Portfolio turnover rate	25%	35%	35%	20%	10%	26%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.8%
COMMUNITY DEVELOPMENT DISTRICT 0.3%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$ 750,000	$786,810

CONTINUING CARE RETIREMENT COMMUNITY 2.1%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,095,067
RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	1,355,000	1,408,320
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs. Lanier Vlg. Estates, Ser. C,
7.25%, 11/15/2029	1,000,000	1,100,540
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%,
12/15/2015	1,185,000	1,196,755

		4,800,682

EDUCATION 7.4%
Atlanta, GA Dev. Auth. RB, TUFF, Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%,
07/01/2018	2,640,000	2,815,587
Atlanta, GA Urban Residential Fin. Auth. RRB, Morehouse College Proj., 5.70%,
12/01/2010, (Insd. by MBIA)	510,000	521,138
Barnesville-Lamar Cnty., GA IDA Student Hsg. Facs. RB, Gordon College Properties,
Ser. A, 5.00%, 08/01/2025	2,000,000	2,075,100
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation SAC II Proj., Ser. A:
5.75%, 11/01/2013	1,200,000	1,325,328
5.75%, 11/01/2017	1,950,000	2,148,939
TUFF, Morehouse Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	1,000,000	1,085,430
Georgia Private Colleges & Univ. Auth. RB:
Emory Univ. Proj., Ser. A:
5.50%, 11/01/2019	500,000	546,035
5.75%, 11/01/2012	1,000,000	1,085,960
5.75%, 11/01/2017	1,000,000	1,102,750
Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	536,310
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj., Ser. A, 5.25%,
10/01/2020	1,000,000	1,024,260
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner for
Tomorrow Proj., 5.00%, 12/01/2028	2,500,000	2,589,475

		16,856,312

ELECTRIC REVENUE 2.1%
Coweta Cnty., GA Dev. Auth. PCRRB, Georgia Power Co. Plant, Yates Proj., 4.35%,
09/01/2018, (Insd. by AMBAC)	2,000,000	2,015,520
Georgia Muni. Elec. Auth. Power RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,199,230
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	552,692
Georgia Muni. Elec. Auth. Power RRB, Proj. One, Ser. A, 5.25%, 01/01/2013,
(Insd. by MBIA)	1,000,000	1,089,100

		4,856,542

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 10.2%
Carrollton, GA GO, Georgia Sch. Aid Intercept Program, 3.75%, 07/01/2008	$ 580,000	$583,863
Cartersville, GA GO, 6.70%, 01/01/2012	120,000	133,421
Columbia Cnty., GA GO, Courthouse and Detention Proj., 5.625%, 02/01/2017,
(Insd. by MBIA)	250,000	264,272
Dekalb Cnty., GA, Spl. Trans. Parks and Greenspace, 5.00%, 12/01/2016	2,000,000	2,194,380
Effingham Cnty., GA Sch. Dist. GO:
6.25%, 02/01/2007, (Insd. by MBIA)	1,260,000	1,292,420
6.25%, 02/01/2008, (Insd. by MBIA)	1,160,000	1,219,450
6.25%, 02/01/2009, (Insd. by MBIA)	500,000	537,895
Forsyth Cnty., GA GO:
5.50%, 03/01/2020	1,000,000	1,082,230
6.125%, 03/01/2017	1,000,000	1,105,210
Forsyth Cnty., GA Sch. Dist. GO:
5.00%, 02/01/2024, (Insd. by MBIA)	5,000,000	5,341,050
6.00%, 02/01/2014	1,000,000	1,107,860
6.75%, 07/01/2016	2,000,000	2,430,680
Griffin-Spalding Cnty., GA Sch. Sys. GO, 4.00%, 02/01/2008	750,000	757,702
Henry Cnty., GA Sch. Dist. GO:
5.125%, 08/01/2014	1,000,000	1,068,980
Ser. A, 6.45%, 08/01/2011	1,000,000	1,097,630
Jasper Cnty., SC Sch. Dist. GO, 5.25%, 03/01/2020	1,315,000	1,442,476
Meriwether Cnty., GA Sch. Dist. GO, 7.00%, 02/01/2007, (Insd. by FSA)	500,000	516,065
Paulding Cnty., GA Sch. Dist. GO, Ser. A, 6.625%, 02/01/2009	1,000,000	1,085,410

		23,260,994

GENERAL OBLIGATION - STATE 4.8%
Georgia GO:
Ser. A, 6.00%, 04/01/2015	1,780,000	2,087,566
Ser. B:
5.75%, 03/01/2010	1,000,000	1,086,080
7.20%, 03/01/2006	1,005,000	1,005,312
Ser. C:
5.00%, 07/01/2009	1,000,000	1,049,770
6.00%, 07/01/2012	1,970,000	2,165,838
6.25%, 08/01/2011	1,140,000	1,291,061
6.50%, 04/01/2006	495,000	496,406
7.25%, 07/01/2008	1,750,000	1,897,507

		11,079,540

HOSPITAL 8.2%
Arlington Cnty., VA IDA Hosp. Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.,
5.50%, 07/01/2018	500,000	548,620
Coffee Cnty., GA Hosp. Auth. RB, Anticipation Cert., Coffee Regl. Med. Ctr. Proj.,
Ser. A, 6.75%, 12/01/2016	1,600,000	1,666,704
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj.:
5.00%, 12/01/2026	2,900,000	2,916,124
5.25%, 12/01/2022	3,690,000	3,823,320

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Floyd Cnty., GA Hosp. Auth. RB, Anticipation Cert., Floyd Med. Ctr. Proj., 5.50%,
07/01/2012	$ 875,000	$961,187
Gainesville & Hall Cnty., GA Hosp. Auth. RRB, Anticipation Cert., Northeast
Georgia Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	500,000	522,735
6.00%, 05/15/2014, (Insd. by MBIA)	595,000	640,512
Georgia Med. Ctr. Hosp. Auth. RB, Columbus Regl. Hlth. Care Sys., 6.10%,
08/01/2014, (Insd. by MBIA)	2,000,000	2,184,700
Glynn-Brunswick, GA Mem. Hosp. Auth. RRB, 2005 Anticipation Cert., Southeast
Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	525,203
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	1,500,000	1,579,530
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, Ser. B, SAVRS, 3.35%,
07/01/2030	1,000,000	1,000,000
Macon-Bibb Cnty., GA Hosp. Auth. RB, Anticipation Cert., Med. Ctr. of Georgia,
Ser. A, 5.30%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,075,570
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. of Cecil Cnty., 5.00%,
07/01/2035	1,425,000	1,462,363

		18,906,568

HOUSING 11.3%
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis,
LLC, Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	11,000,000	11,551,870
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,682,170
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,158,475
Sub. Ser. C-2, 5.80%, 12/01/2021	965,000	965,975
Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	742,785
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	610,179
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ. Jaguar
Student Hsg., LLC, Ser. A, 5.375%, 02/01/2025	3,870,000	4,082,927

		25,794,381

INDUSTRIAL DEVELOPMENT REVENUE 5.2%
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj., FRN, 3.25%,
10/01/2032	3,000,000	3,000,000
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,280,608
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
FRN, Ser. A, 2.30%, 03/01/2031	5,000,000	4,912,600
Savannah, GA EDA Solid Waste & Sewer Disposal RB, Georgia Waste Mgmt. Proj.,
Ser. A, 5.50%, 07/01/2016	1,500,000	1,608,735
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	1,000,000	1,024,620

		11,826,563

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 14.9%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed., 5.25%,
12/01/2024	$4,000,000	$4,191,680
Clayton Cnty., GA Dev. Auth. RB, TUFF, Archives Proj., Ser. A:
5.375%, 07/01/2019, (Insd. by MBIA)	1,170,000	1,269,485
5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,394,263
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd.
by AMBAC)	1,825,000	2,023,104
College Park, GA Business & IDA RRB, Civic Ctr. Proj., 5.25%, 09/01/2023, (Insd.
by AMBAC)	5,000,000	5,504,850
Coweta Cnty., GA Dev. Auth. RB, 6.70%, 07/01/2024	5,100,000	5,771,619
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018,
(Insd. by AMBAC)	1,000,000	1,082,890
Georgia Muni. Assn., Inc. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,401,135
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,428,969
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,735,325
5.50%, 12/01/2019, (Insd. by AMBAC)	2,340,000	2,560,264
Georgia Sch. Boards Assn., Inc. COP, DeKalb Cnty. Pub. Sch. Proj., 5.00%,
12/01/2023, (Insd. by MBIA)	2,500,000	2,660,675

		34,024,259

PRE-REFUNDED 10.7%
Atlanta, GA Arpt. Facs. RRB, Ser. A:
6.50%, 01/01/2009, (Insd. by AMBAC)	1,300,000	1,405,638
6.50%, 01/01/2010, (Insd. by AMBAC)	2,000,000	2,212,300
Coffee Cnty., GA Hosp. Auth. RB, Anticipation Cert., Coffee Regl. Med. Ctr. Proj.,
Ser. A, 6.75%, 12/01/2026	1,500,000	1,562,535
College Park, GA Business & IDA RRB, Civic Ctr. Proj., Ser. A:
5.70%, 09/01/2009, (Insd. by FSA)	1,000,000	1,072,480
5.75%, 09/01/2010, (Insd. by FSA)	1,470,000	1,576,443
Columbia Cnty., GA Water & Sewer RB:
6.25%, 06/01/2015, (Insd. by FGIC)	1,200,000	1,327,572
6.25%, 06/01/2016, (Insd. by FGIC)	1,250,000	1,382,887
6.25%, 06/01/2017, (Insd. by FGIC)	1,390,000	1,537,771
DeKalb Cnty., GA Sch. Dist. GO, Ser. A:
6.25%, 07/01/2010	2,000,000	2,216,240
6.25%, 07/01/2011	500,000	564,095
Fayette Cnty., GA Pub. Facs. Auth. RB, Criminal Justice Ctr. Proj., 6.25%,
06/01/2017	550,000	613,206
Fayette Cnty., GA Sch. Dist. ETM GO, Georgia Sch. Intercept Program, 6.25%,
03/01/2006	2,200,000	2,200,528
Forsyth Cnty., GA Water & Sewer Auth. RB, 6.25%, 04/01/2017	1,000,000	1,109,390
Fulton Cnty., GA Water & Sewer ETM RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	445,704
Gainesville & Hall Cnty., GA Hosp. Auth. RRB, Anticipation Cert., Northeast Georgia
Hlth. Sys., Inc. Proj., 6.00%, 05/15/2014, (Insd. by MBIA)	1,745,000	1,890,638
Georgia GO, ETM, Ser. C, 6.50%, 04/01/2006	5,000	5,014

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Glynn-Brunswick, GA Mem. Hosp. Auth. RRB:
2005 Anticipation Cert., Southeast Georgia Hlth. Sys. Proj., 6.00%,
08/01/2016, (Insd. by MBIA)	$1,235,000	$1,273,297
Anticipation Cert., Southeast Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016,
(Insd. by MBIA)	305,000	314,418
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	546,090
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,245,000	1,308,682

		24,564,928

PUBLIC FACILITIES 1.0%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Downtown Arena Pub. Impt. Proj.,
Ser. A, 5.375%, 12/01/2021, (Insd. by MBIA)	1,000,000	1,043,530
Cobb Cnty., GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by
MBIA)	1,250,000	1,359,238

		2,402,768

RESOURCE RECOVERY 1.8%
Cobb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Georgia Waste Mgmt. Proj.,
Ser. A, FRN:
3.10%, 04/01/2033	2,250,000	2,224,283
3.65%, 04/01/2033	2,000,000	1,999,020

		4,223,303

SPECIAL TAX 1.1%
Horry Cnty., SC Hospitality Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,411,083
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,042,050

		2,453,133

TRANSPORTATION 1.9%
Jacksonville, FL Econ. Dev. Cmnty. IDRB, Metro. Parking Solutions Proj., 5.75%,
10/01/2024, (Insd. by ACA)	2,000,000	2,178,280
Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	2,000,000	2,221,420

		4,399,700

WATER & SEWER 15.8%
Atlanta, GA Water & Wastewater RB, Ser. A, 5.00%, 11/01/2008, (Insd. by FGIC)	1,000,000	1,034,060
Augusta, GA Water & Sewer RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,410,875
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,122,144
Clayton Cnty., GA Water Auth. Water & Sewer RB:
5.00%, 05/01/2013	1,760,000	1,884,186
5.625%, 05/01/2020	2,000,000	2,208,880
6.25%, 05/01/2016	2,000,000	2,226,380
Cobb Cnty. & Marietta, GA Water Auth. RB, 5.25%, 11/01/2021	2,135,000	2,341,369
Coweta Cnty., GA Dev. Auth. RB, Newnan Water, Sewer & Light Commission,
5.75%, 01/01/2015, (Insd. by AMBAC)	2,000,000	2,177,100
Coweta Cnty., GA Water & Sewer Auth. RRB, 5.00%, 06/01/2015, (Insd. by FSA)	1,540,000	1,677,122

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
DeKalb Cnty., GA Water & Sewer RB:
5.375%, 10/01/2018	$1,000,000	$1,075,260
5.375%, 10/01/2019	1,000,000	1,075,260
5.375%, 10/01/2020	1,000,000	1,075,260
5.625%, 10/01/2017	5,020,000	5,456,891
Gainesville, GA Water & Sewer RB, 5.375%, 11/15/2020, (Insd. by FSA)	1,000,000	1,080,150
Gainesville, GA Water & Sewer RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,061,050
Gwinnett Cnty., GA Water & Sewer Auth. RB, 5.00%, 08/01/2017	2,000,000	2,109,580
Henry Cnty., GA Water & Sewer Auth. RB, 5.625%, 02/01/2030, (Insd. by FGIC)	1,000,000	1,085,500
Jackson Cnty., GA Water & Sewer Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd.
by AMBAC)	1,530,000	1,686,886
Peachtree City, GA Water & Sewer Auth. RB, Ser. A, 5.45%, 03/01/2017	300,000	311,946
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	750,000	769,282
5.30%, 07/01/2018	1,250,000	1,276,287

		36,145,468

Total Municipal Obligations (cost $217,128,593)		226,381,951

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund ø (cost $602,754)	602,754	602,754

Total Investments (cost $217,731,347) 99.1%		226,984,705
Other Assets and Liabilities 0.9%		2,038,181

Net Assets 100.0%		$229,022,886

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDRB	Industrial Development Revenue Bond
CDA	Community Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	PCRB	Pollution Control Revenue Bond
EDA	Economic Development Authority	PCRRB	Pollution Control Refunding Revenue Bond
ETM	Escrow to Maturity	RB	Revenue Bond
FGIC	Financial Guaranty Insurance Co.	RHA	Residential Housing Authority
FRN	Floating Rate Note	RRB	Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	SAVRS	Select Auction Variable Rate Securities
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HFA	Housing Finance Authority	TUFF	The University Financing Foundation, Inc.

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2006:
Georgia	86.8%
South Carolina	4.9%
Virginia	2.4%
Virgin Islands	1.4%
Maryland	1.0%
Florida	1.0%
Puerto Rico	0.8%
Pennsylvania	0.5%
Texas	0.5%
Louisiana	0.4%
Non-state specific	0.3%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s rating as of
February 28, 2006:
AAA	56.9%
AA	17.7%
A	14.7%
BBB	8.5%
NR	2.2%

100.0%

The following table shows the percent of total investments by maturity as of February 28, 2006:
Less than 1 year	6.7%
1 to 3 year(s)	7.2%
3 to 5 years	9.4%
5 to 10 years	17.1%
10 to 20 years	49.7%
20 to 30 years	9.9%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006 (unaudited)

Assets
Investments in securities, at value (cost $217,128,593)	$226,381,951
Investments in affiliated money market fund, at value (cost $602,754)	602,754

Total investments	226,984,705
Receivable for Fund shares sold	153,543
Interest receivable	3,145,508
Prepaid expenses and other assets	17,861

Total assets	230,301,617

Liabilities
Dividends payable	624,483
Payable for Fund shares redeemed	621,134
Advisory fee payable	2,259
Due to other related parties	1,377
Accrued expenses and other liabilities	29,478

Total liabilities	1,278,731

Net assets	$229,022,886

Net assets represented by
Paid-in capital	$221,529,136
Overdistributed net investment income	(169,705)
Accumulated net realized losses on investments	(1,589,903)
Net unrealized gains on investments	9,253,358

Total net assets	$229,022,886

Net assets consists of
Class A	$26,289,532
Class B	12,190,875
Class C	2,798,025
Class I	187,744,454

Total net assets	$229,022,886

Shares outstanding (unlimited number of shares authorized)
Class A	2,608,251
Class B	1,209,522
Class C	277,601
Class I	18,626,912

Net asset value per share
Class A	$10.08
Class A — Offering price (based on sales charge of 4.75%)	$10.58
Class B	$10.08
Class C	$10.08
Class I	$10.08

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2006 (unaudited)

Investment income
Interest	$5,331,541
Income from affiliate	45,059

Total investment income	5,376,600

Expenses
Advisory fee	473,897
Distribution Plan expenses
Class A	38,722
Class B	62,650
Class C	14,765
Administrative services fee	112,172
Transfer agent fees	14,904
Trustees’ fees and expenses	1,879
Printing and postage expenses	11,629
Custodian and accounting fees	34,725
Registration and filing fees	24,502
Professional fees	13,616
Other	2,927

Total expenses	806,388
Less: Expense reductions	(1,972)
Expense reimbursements	(6,221)

Net expenses	798,195

Net investment income	4,578,405

Net realized and unrealized gains or losses on investments
Net realized gains on investments	836,801
Net change in unrealized gains or losses on investments	(3,495,470)

Net realized and unrealized gains or losses on investments	(2,658,669)

Net increase in net assets resulting from operations	$1,919,736

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2006		Year Ended
	(unaudited)		August 31, 2005

Operations
Net investment income		$4,578,405		$8,697,203
Net realized gains on investments		836,801		99,357
Net change in unrealized gains or
losses on investments		(3,495,470)		(918,532)

Net increase in net assets resulting
from operations		1,919,736		7,878,028

Distributions to shareholders from
Net investment income
Class A		(493,704)		(978,752)
Class B		(195,685)		(453,653)
Class C		(46,235)		(94,636)
Class I		(3,802,334)		(7,216,477)

Total distributions to shareholders		(4,537,958)		(8,743,518)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	178,217	1,792,062	734,646	7,515,097
Class B	31,544	317,783	103,881	1,059,979
Class C	24,910	250,745	107,559	1,095,492
Class I	2,294,418	23,096,181	3,418,202	34,832,577

		25,456,771		44,503,145

Net asset value of shares issued in
reinvestment of distributions
Class A	30,647	308,546	60,328	615,546
Class B	12,816	129,026	30,003	306,173
Class C	2,434	24,506	5,714	58,305
Class I	6,787	68,324	12,144	123,882

		530,402		1,103,906

Automatic conversion of Class B shares
to Class A shares
Class A	55,862	562,389	112,681	1,149,519
Class B	(55,862)	(562,389)	(112,681)	(1,149,519)

		0		0

Payment for shares redeemed
Class A	(260,626)	(2,622,037)	(553,605)	(5,644,362)
Class B	(103,661)	(1,045,831)	(253,866)	(2,592,602)
Class C	(64,585)	(649,139)	(123,287)	(1,257,887)
Class I	(1,754,473)	(17,657,415)	(2,934,700)	(29,963,798)

		(21,974,422)		(39,458,649)

Net increase in net assets resulting from
capital share transactions		4,012,751		6,148,402

Total increase in net assets		1,394,529		5,282,912
Net assets
Beginning of period		227,628,357		222,345,445

End of period	$ 229,022,886		$ 227,628,357

Overdistributed net investment income		$(169,705)		$(210,152)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Georgia Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $6,221.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2006, EIS received $2,213 from the sale of Class A shares and $12,730 in contingent deferred sales charges from redemptions of Class B shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $65,708,701 and $56,519,673, respectively, for the six months ended February 28, 2006.

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $217,731,347. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,378,915 and $125,557, respectively, with a net unrealized appreciation of $9,253,358.

As of August 31, 2005, the Fund had $2,425,054 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$403,600	$1,413,932	$284,582	$322,940

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 28, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

26

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial

27

ADDITIONAL INFORMATION (unaudited) continued

resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the fourth quintile over recently completed one- and five year periods and performed in the third quintile over the recently completed three-year period. In addition, based on information provided by EIMC, the Trustees noted that the Fund had historically been managed principally to provide a high level of current income, and not principally for total return, and that, on that basis, the Fund’s investment performance appeared more favorable and consistent with shareholders’ expectations.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was at the median of fees paid by comparable funds.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

29

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

565569 rv3 4/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565569 rv3 4/2006

Evergreen Maryland Municipal Bond Fund

Evergreen

MARYLAND MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Maryland Municipal Bond Fund, which covers the six-month period ended February 28, 2006.

Investors in the fixed income markets had to overcome a variety of challenges over the past six months. Questions about the sustainability of economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. Not surprisingly, each of these issues contributed to periodic bouts of market volatility. It is during times such as these that the importance of asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (“GDP”) growth typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling

1

LETTER TO SHAREHOLDERS continued

the economy to overcome some extremely challenging obstacles.

Perhaps sensing the surprising strength in GDP and having already anticipated the bout of inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period of time, Evergreen’s Investment Strategy Committee concluded that the central bank was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Monetary policymakers remained transparent in their public statements about their intentions, yet long-term market interest rates remained relatively low. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, and given our forecast for a moderation in global growth, we determined that long-term pricing pressures were insufficient to halt the expansion. Moreover, we attributed the extent of the yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax advantaged market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. Further, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

2

LETTER TO SHAREHOLDERS continued

We continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Keith D. Lowe, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/30/1990

	Class A	Class B	Class C	Class I
Class inception date	10/30/1990	3/27/1998	12/23/1998	10/30/1990

Nasdaq symbol	EMDAX	EMDDX	EMDCX	EMDYX

6-month return with sales charge	-3.80%	-4.33%	-0.37%	N/A

6-month return w/o sales charge	0.98%	0.63%	0.63%	1.13%

Average annual return*

1-year with sales charge	-1.94%	-2.75%	1.22%	N/A

1-year w/o sales charge	2.93%	2.22%	2.22%	3.24%

5-year	3.32%	3.23%	3.58%	4.62%

10-year	3.71%	3.63%	3.74%	4.49%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class A. The historical returns for Classes B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Maryland Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2005	2/28/2006	Period*

Class A	$ 1,000.00	$ 1,009.75	$ 4.93
Class B	$ 1,000.00	$ 1,006.26	$ 8.61
Class C	$ 1,000.00	$ 1,006.26	$ 8.61
Class I	$ 1,000.00	$ 1,011.25	$ 3.64
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.89	$ 4.96
Class B	$ 1,000.00	$ 1,016.22	$ 8.65
Class C	$ 1,000.00	$ 1,016.22	$ 8.65
Class I	$ 1,000.00	$ 1,021.17	$ 3.66

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.99% for Class A, 1.73% for Class B, 1.73% for Class C and 0.73% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.07	$ 11.07	$ 10.93	$11.13	$ 11.00	$ 10.57

Income from investment operations
Net investment income (loss)	0.20	0.41	0.41	0.46	0.46	0.48
Net realized and unrealized gains
or losses on investments	(0.09)	0	0.14	(0.20)	0.13	0.44

Total from investment operations	0.11	0.41	0.55	0.26	0.59	0.92

Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.41)	(0.46)	(0.46)	(0.49)

Net asset value, end of period	$10.98	$ 11.07	$ 11.07	$10.93	$ 11.13	$ 11.00

Total return[1]	0.98%	3.73%	5.11%	2.30%	5.56%	8.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,821	$22,121	$21,719	$22,806	$23,224	$22,771
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.99%[2]	1.00%	1.05%	0.95%	0.94%	0.83%
Expenses excluding waivers/reimbursements
and expense reductions	1.04%[2]	1.02%	1.05%	0.95%	0.94%	0.94%
Net investment income (loss)	3.69%[2]	3.67%	3.72%	4.09%	4.24%	4.49%
Portfolio turnover rate	15%	23%	35%	24%	20%	6%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.07	$11.07	$10.93	$11.13	$11.00	$10.57

Income from investment operations
Net investment income (loss)	0.16	0.33	0.33	0.38	0.38	0.40
Net realized and unrealized gains or losses on investments	(0.09)	0	0.14	(0.21)	0.13	0.44

Total from investment operations	0.07	0.33	0.47	0.17	0.51	0.84

Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.33)	(0.37)	(0.38)	(0.41)

Net asset value, end of period	$10.98	$11.07	$11.07	$10.93	$11.13	$11.00

Total return[1]	0.63%	3.01%	4.38%	1.55%	4.77%	8.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,814	$8,511	$9,653	$11,028	$9,161	$5,566
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.73%[2]	1.73%	1.76%	1.68%	1.69%	1.59%
Expenses excluding waivers/reimbursements
and expense reductions	1.73%[2]	1.73%	1.76%	1.68%	1.69%	1.70%
Net investment income (loss)	2.94%[2]	2.95%	3.02%	3.35%	3.48%	3.70%
Portfolio turnover rate	15%	23%	35%	24%	20%	6%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.07	$11.07	$10.93	$11.13	$11.00	$10.57

Income from investment operations
Net investment income (loss)	0.16	0.33	0.33	0.37	0.38	0.41
Net realized and unrealized gains or losses on investments	(0.09)	0	0.14	(0.20)	0.13	0.43

Total from investment operations	0.07	0.33	0.47	0.17	0.51	0.84

Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.33)	(0.37)	(0.38)	(0.41)

Net asset value, end of period	$10.98	$11.07	$11.07	$10.93	$11.13	$11.00

Total return[1]	0.63%	3.01%	4.38%	1.55%	4.77%	8.10%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,477	$3,709	$3,637	$4,109	$3,132	$1,309
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.73%[2]	1.73%	1.76%	1.68%	1.69%	1.60%
Expenses excluding waivers/reimbursements
and expense reductions	1.73%[2]	1.73%	1.76%	1.68%	1.69%	1.71%
Net investment income (loss)	2.94%[2]	2.94%	3.02%	3.34%	3.47%	3.42%
Portfolio turnover rate	15%	23%	35%	24%	20%	6%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.07	$ 11.07	$ 10.93	$11.13	$ 11.00	$ 10.57

Income from investment operations
Net investment income (loss)	0.21	0.44	0.44	0.49	0.49	0.51
Net realized and unrealized gains or losses on investments	(0.09)	0	0.14	(0.20)	0.13	0.44

Total from investment operations	0.12	0.44	0.58	0.29	0.62	0.95

Distributions to shareholders from
Net investment income	(0.21)	(0.44)	(0.44)	(0.49)	(0.49)	(0.52)

Net asset value, end of period	$10.98	$ 11.07	$ 11.07	$10.93	$ 11.13	$ 11.00

Total return	1.13%	4.04%	5.43%	2.57%	5.82%	9.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$43,646	$42,215	$42,744	$37,036	$33,007	$23,720
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.73%[2]	0.73%	0.76%	0.68%	0.69%	0.59%
Expenses excluding waivers/reimbursements
and expense reductions	0.73%[2]	0.73%	0.76%	0.68%	0.69%	0.70%
Net investment income (loss)	3.94%[2]	3.94%	4.00%	4.36%	4.47%	4.74%
Portfolio turnover rate	15%	23%	35%	24%	20%	6%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 93.8%
COMMUNITY DEVELOPMENT DISTRICT 9.0%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	$409,000	$427,098
6.625%, 07/01/2025	1,000,000	1,049,080
Maryland Cmnty. Dev. Administration RB:
FRN, Ser. F, 3.21%, 09/01/2035	4,400,000	4,400,000
Ser. B, 5.50%, 09/01/2031	1,000,000	1,062,900

		6,939,078

CONTINUING CARE RETIREMENT COMMUNITY 1.1%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	450,000	467,707
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Pickersgill Retirement Cmnty.,
Ser. A, 6.00%, 01/01/2015	350,000	364,182

		831,889

EDUCATION 14.1%
Annapolis, MD EDA RB, St. John’s College Facs., 5.50%, 10/01/2018	1,230,000	1,266,396
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj.:
5.375%, 07/01/2016	1,150,000	1,244,553
6.00%, 06/01/2021	1,000,000	1,091,020
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.50%, 07/01/2013	500,000	542,200
5.625%, 07/01/2020	680,000	732,632
5.625%, 07/01/2022	280,000	301,028
Goucher College, 5.375%, 07/01/2025	1,450,000	1,552,965
Johns Hopkins Univ., Ser. A, 5.00%, 07/01/2038	500,000	522,860
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	558,079
Maryland Indl. Dev. Fin. Auth. EDRB, Our Lady of Good Counsel Sch., Ser. A:
5.50%, 05/01/2020	840,000	861,832
6.00%, 05/01/2035	1,000,000	1,048,030
St. Mary’s College, MD Academic & Auxiliary Fee RB, 5.00%, 09/01/2023	1,045,000	1,120,992

		10,842,587

GENERAL OBLIGATION - LOCAL 17.3%
Baltimore Cnty., MD BAN, SAVRS, 2.75%, 10/04/2035	3,000,000	3,000,000
Baltimore, MD Cons. Pub. Impt. GO, Ser. A, 5.00%, 10/15/2020	1,675,000	1,817,475
Frederick Cnty., MD Pub. Facs. GO:
5.00%, 12/01/2015	500,000	537,120
5.00%, 08/01/2016	1,160,000	1,268,611
Howard Cnty., MD GO, Cons. Pub. Impt., Ser. A, 4.00%, 02/15/2017	725,000	732,750
Montgomery Cnty., MD GO, Pub. Impt. Proj., Ser. A:
5.00%, 07/01/2018	2,500,000	2,727,775
5.375%, 01/01/2007	1,500,000	1,525,305
Prince George’s Cnty., MD GO, Pub. Impt. Proj.:
5.125%, 10/01/2012	65,000	69,711
5.25%, 10/01/2019	1,150,000	1,236,583

		12,915,331

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 21.8%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	$915,000	$1,004,999
6.00%, 07/01/2017	830,000	906,817
6.00%, 07/01/2020	1,485,000	1,616,853
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,305,276
Doctors Cmnty. Hosp., Inc., 5.75%, 07/01/2013	965,000	966,283
Lifebridge Hlth., 5.25%, 07/01/2020	1,000,000	1,066,660
Peninsula Regl. Med. Ctr., 5.00%, 07/01/2020	1,700,000	1,814,512
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	330,000	339,623
5.50%, 07/01/2022	350,000	373,674
5.75%, 07/01/2020	500,000	542,435
Univ. Hlth. Sys., FRN, 2.68%, 07/01/2023	15,000	15,000
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,410,331
5.75%, 07/01/2021	1,000,000	1,072,920
6.625%, 07/01/2020	1,000,000	1,132,110
New Jersey Hlth. Care Facs. Fin. Auth. RB, Johnson Univ. Hosp. Proj., 5.70%,
07/01/2020	925,000	983,257
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys.,
Ser. A, 6.00%, 01/15/2022	2,000,000	2,186,560

		16,737,310

HOUSING 7.3%
Howard Cnty., MD MHRRB, Chase Glen Proj., 4.90%, 07/01/2024	1,000,000	1,017,930
Maryland CDA Dept. of Hsg. & Cmnty. Dev. MHRB, Ser. A, 5.125%, 05/15/2017	460,000	482,080
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	1,050,070
5.875%, 07/01/2021	500,000	519,860
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RRB, Ser. B, 5.00%, 08/01/2008	100,000	100,681
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	1,050,000	1,091,989
Cmnty. Hsg., Ser. A:
5.10%, 11/01/2015	250,000	261,655
5.35%, 07/01/2021	500,000	519,420
6.00%, 07/01/2020	180,000	189,875
Montgomery Cnty., MD SFHRB, Ser. A, 5.55%, 07/01/2014	375,000	391,883

		5,625,443

INDUSTRIAL DEVELOPMENT REVENUE 6.6%
Cecil Cnty., MD IDRB, Cargill, Inc. Proj., 5.25%, 03/01/2006	1,000,000	1,000,150
Maryland Energy Fin. Administration Ltd. Obl. RB, Office Paper Sys. Proj., Ser. A,
7.50%, 09/01/2015	1,155,000	1,295,610
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,728,448
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,022,030

		5,046,238

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 5.8%
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%,
08/15/2020	$311,000	$439,913
Maryland Econ. Dev. Corp. Lease RB, Montgomery Cnty., Wayne Ave. Proj., 5.25%,
09/15/2014	1,000,000	1,089,320
Maryland Stadium Auth. Lease RB, Convention Ctr. Expansion Proj., 5.875%,
12/15/2011, (Insd. by AMBAC)	1,800,000	1,821,654
Prince George’s Cnty., MD Lease RB, 5.125%, 06/30/2016	1,000,000	1,084,450

		4,435,337

MISCELLANEOUS REVENUE 1.5%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,128,340

PRE-REFUNDED 2.6%
Howard Cnty., MD GO, Pub. Impt. Proj., Ser. A, 5.00%, 08/15/2019	1,000,000	1,082,780
Prince George’s Cnty., MD GO, Pub. Impt. Proj., 5.125%, 10/01/2012	1,175,000	1,266,356

		2,349,136

SOLID WASTE 0.1%
North East, MD Waste Disposal Auth. RB, Montgomery Cnty. Resource Recovery
Proj., Ser. A, 6.00%, 07/01/2007	50,000	51,133

TRANSPORTATION 2.9%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. G, 5.25%, 07/01/2019,
(Insd. by FGIC)	1,000,000	1,090,080
District of Columbia Metro. Area Trans. Auth. RB, 6.00%, 07/01/2010,
(Insd. by FGIC)	300,000	330,204
Maryland Trans. Facs. Auth. RB, 5.80%, 07/01/2006	850,000	857,012

		2,277,296

WATER & SEWER 3.7%
Baltimore, MD Water Proj. RRB, Ser. A:
5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,688,250
6.00%, 07/01/2015, (Insd. by FGIC)	1,000,000	1,136,130

		2,824,380

Total Municipal Obligations (cost $69,331,065)		72,003,497

	Shares	Value

SHORT-TERM INVESTMENTS 5.7%
MUTUAL FUND SHARES 5.7%
Evergreen Institutional Municipal Money Market Fund ø (cost $4,404,782)	4,404,782	4,404,782

Total Investments (cost $73,735,847) 99.5%		76,408,279
Other Assets and Liabilities 0.5%		350,118

Net Assets 100.0%		$76,758,397

ø    Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of February 28, 2006:

Maryland	86.3%
Pennsylvania	2.9%
Puerto Rico	1.4%
New Jersey	1.3%
Virginia	1.3%
Georgia	0.6%
District of Columbia	0.4%
Non-state specific	5.8%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2006:

AAA	43.3%
AA	14.7%
A	24.1%
BBB	11.1%
NR	6.8%

100.0%

The following table shows the percent of total investments by maturity as of February 28, 2006:

Less than 1 year	25.2%
1 to 3 year(s)	6.7%
3 to 5 years	22.4%
5 to 10 years	45.7%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006 (unaudited)

Assets
Investments in securities, at value (cost $69,331,065)	$72,003,497
Investments in affiliated money market fund, at value (cost $4,404,782)	4,404,782

Total investments	76,408,279
Receivable for Fund shares sold	103,534
Interest receivable	821,663
Prepaid expenses and other assets	27,687

Total assets	77,361,163

Liabilities
Dividends payable	164,684
Payable for securities purchased	5,049
Payable for Fund shares redeemed	412,084
Advisory fee payable	543
Due to other related parties	519
Accrued expenses and other liabilities	19,887

Total liabilities	602,766

Net assets	$76,758,397

Net assets represented by
Paid-in capital	$75,479,791
Overdistributed net investment income	(39,569)
Accumulated net realized losses on investments	(1,354,257)
Net unrealized gains on investments	2,672,432

Total net assets	$76,758,397

Net assets consists of
Class A	$21,821,238
Class B	7,813,663
Class C	3,477,172
Class I	43,646,324

Total net assets	$76,758,397

Shares outstanding (unlimited number of shares authorized)
Class A	1,988,042
Class B	711,903
Class C	316,811
Class I	3,976,735

Net asset value per share
Class A	$10.98
Class A — Offering price (based on sales charge of 4.75%)	$11.53
Class B	$10.98
Class C	$10.98
Class I	$10.98

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2006 (unaudited)

Investment income
Interest	$1,709,710
Income from affiliate	59,803

Total investment income	1,769,513

Expenses
Advisory fee	159,035
Distribution Plan expenses
Class A	32,387
Class B	40,449
Class C	18,036
Administrative services fee	37,644
Transfer agent fees	16,307
Trustees’ fees and expenses	568
Printing and postage expenses	10,041
Custodian and accounting fees	12,340
Registration and filing fees	28,070
Professional fees	10,356
Other	3,357

Total expenses	368,590
Less: Expense reductions	(603)
Expense reimbursements	(5,205)

Net expenses	362,782

Net investment income	1,406,731

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(3,960)
Net change in unrealized gains or losses on investments	(674,774)

Net realized and unrealized gains or losses on investments	(678,734)

Net increase in net assets resulting from operations	$727,997

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2006		Year Ended
	(unaudited)		August 31, 2005

Operations
Net investment income		$1,406,731		$2,863,238
Net realized gains or losses on
investments		(3,960)		48,390
Net change in unrealized gains or losses
on investments		(674,774)		(63,157)

Net increase in net assets resulting from
operations		727,997		2,848,471

Distributions to shareholders from
Net investment income
Class A		(389,393)		(789,825)
Class B		(117,505)		(270,343)
Class C		(52,420)		(107,625)
Class I		(829,391)		(1,711,291)

Total distributions to shareholders		(1,388,709)		(2,879,084)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	58,124	638,203	282,317	3,112,433
Class B	7,132	80,163	28,569	316,020
Class C	14,815	163,608	47,394	524,398
Class I	323,145	3,552,617	506,924	5,613,774

		4,434,591		9,566,625

Net asset value of shares issued in
reinvestment of distributions
Class A	21,618	236,687	44,333	490,156
Class B	7,031	76,979	16,291	180,118
Class C	1,601	17,531	3,819	42,223
Class I	766	8,383	2,714	30,011

		339,580		742,508

Automatic conversion of Class B
shares to Class A shares
Class A	34,850	381,604	44,700	492,872
Class B	(34,850)	(381,604)	(44,700)	(492,872)

		0		0

Payment for shares redeemed
Class A	(124,946)	(1,369,812)	(334,482)	(3,693,783)
Class B	(36,313)	(397,386)	(103,023)	(1,139,558)
Class C	(34,673)	(379,569)	(44,588)	(493,580)
Class I	(160,898)	(1,764,958)	(556,275)	(6,148,009)

		(3,911,725)		(11,474,930)

Net increase (decrease) in net assets
resulting from capital share transactions		862,446		(1,165,797)

Total increase (decrease) in net assets		201,734		(1,196,410)
Net assets
Beginning of period		76,556,663		77,753,073

End of period		$76,758,397		$76,556,663

Overdistributed net investment income		$(39,569)		$(57,591)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Maryland Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $5,205.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2006, EIS received $1,304 from the sale of Class A shares and $4,809 in contingent deferred sales charges from redemptions of Class B shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $11,056,275 and $11,332,124, respectively, for the six months ended February 28, 2006.

On February 28, 2006 the aggregate cost of securities for federal income tax purposes was $73,735,847. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,699,360 and $26,928, respectively, with a net unrealized appreciation of $2,672,432.

As of August 31, 2005, the Fund had $1,350,297 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012

$167,269	$804,652	$141,047	$14,131	$223,198

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 28, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

23

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial

24

ADDITIONAL INFORMATION (unaudited) continued

resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the fifth quintile over recently completed one-, three-, and five-year periods. In addition, based on information provided by EIMC, the Trustees noted that the Fund had historically been managed principally to provide a high level of current income, and not principally for total return, and that, on that basis, the Fund’s investment performance appeared more favorable and consistent with shareholders’ expectations.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was at the median of fees paid by comparable funds.

25

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565570 rv3 4/2006

Evergreen North Carolina Municipal Bond Fund

Evergreen

NORTH CAROLINA MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen North Carolina Municipal Bond Fund, which covers the six-month period ended February 28, 2006.

Investors in the fixed income markets had to overcome a variety of challenges over the past six months. Questions about the sustainability of economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. Not surprisingly, each of these issues contributed to periodic bouts of market volatility. It is during times such as these that the importance of asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (“GDP”) growth typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling

1

LETTER TO SHAREHOLDERS continued

the economy to overcome some extremely challenging obstacles.

Perhaps sensing the surprising strength in GDP and having already anticipated the bout of inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period of time, Evergreen’s Investment Strategy Committee concluded that the central bank was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Monetary policymakers remained transparent in their public statements about their intentions, yet long-term market interest rates remained relatively low. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, and given our forecast for a moderation in global growth, we determined that long-term pricing pressures were insufficient to halt the expansion. Moreover, we attributed the extent of the yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax advantaged market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. Further, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

2

LETTER TO SHAREHOLDERS continued

We continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	3/27/2002	2/28/1994

Nasdaq symbol	ENCMX	ENCBX	ENCCX	ENCYX

6-month return with sales charge	-4.07%	-4.57%	-0.62%	N/A

6-month return w/o sales charge	0.71%	0.36%	0.36%	0.86%

Average annual return*

1-year with sales charge	-2.12%	-2.90%	1.06%	N/A

1-year w/o sales charge	2.76%	2.05%	2.05%	3.07%

5-year	3.38%	3.29%	3.81%	4.68%

10-year	4.16%	3.91%	4.38%	4.95%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen North Carolina Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2005	2/28/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,007.12	$ 4.18
Class B	$ 1,000.00	$ 1,003.63	$ 7.85
Class C	$ 1,000.00	$ 1,003.63	$ 7.85
Class I	$ 1,000.00	$ 1,008.62	$ 2.89
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.63	$ 4.21
Class B	$ 1,000.00	$ 1,016.96	$ 7.90
Class C	$ 1,000.00	$ 1,016.96	$ 7.90
Class I	$ 1,000.00	$ 1,021.92	$ 2.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.84% for Class A, 1.58% for Class B, 1.58% for Class C and 0.58% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.44	$ 10.47	$ 10.26	$ 10.43	$ 10.36	$ 10.00

Income from investment operations
Net investment income (loss)	0.19	0.38	0.39	0.42	0.49	0.50
Net realized and unrealized gains or losses on investments	(0.12)	(0.03)	0.21	(0.17)	0.07	0.36

Total from investment operations	0.07	0.35	0.60	0.25	0.56	0.86

Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.39)	(0.42)	(0.49)	(0.50)
Net realized gains	(0.01)	0	0	0	0	0

Total distributions to shareholders	(0.20)	(0.38)	(0.39)	(0.42)	(0.49)	(0.50)

Net asset value, end of period	$ 10.31	$ 10.44	$ 10.47	$ 10.26	$ 10.43	$ 10.36

Total return[1]	0.71%	3.42%	5.94%	2.36%	5.56%	8.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$70,554	$74,119	$72,037	$82,895	$72,700	$35,930
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.84%[2]	0.86%	0.88%	0.75%	0.65%	0.60%
Expenses excluding waivers/reimbursements and expense reductions	0.89%[2]	0.88%	0.88%	0.86%	0.86%	0.86%
Net investment income (loss)	3.79%[2]	3.66%	3.76%	4.01%	4.65%	4.96%
Portfolio turnover rate	19%	36%	15%	49%	20%	10%

[1] Excluding applicable sales charges
[2] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.44	$ 10.47	$ 10.26	$ 10.43	$ 10.36	$ 10.00

Income from investment operations
Net investment income (loss)	0.16	0.31	0.32	0.34	0.40	0.42
Net realized and unrealized gains or losses on investments	(0.13)	(0.03)	0.21	(0.17)	0.08	0.36

Total from investment operations	0.03	0.28	0.53	0.17	0.48	0.78

Distributions to shareholders from
Net investment income	(0.15)	(0.31)	(0.32)	(0.34)	(0.41)	(0.42)
Net realized gains	(0.01)	0	0	0	0	0

Total distributions to shareholders	(0.16)	(0.31)	(0.32)	(0.34)	(0.41)	(0.42)

Net asset value, end of period	$ 10.31	$ 10.44	$ 10.47	$ 10.26	$ 10.43	$ 10.36

Total return[1]	0.36%	2.70%	5.21%	1.60%	4.77%	8.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,226	$11,332	$14,254	$16,965	$18,372	$24,542
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.58%[2]	1.58%	1.58%	1.49%	1.40%	1.34%
Expenses excluding waivers/reimbursements and expense reductions	1.58%[2]	1.58%	1.58%	1.59%	1.61%	1.60%
Net investment income (loss)	3.03%[2]	2.94%	3.06%	3.26%	3.96%	4.21%
Portfolio turnover rate	19%	36%	15%	49%	20%	10%

[1] Excluding applicable sales charges
[2] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS C	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.44	$10.47	$10.26	$10.43	$10.09

Income from investment operations
Net investment income (loss)	0.16	0.31	0.32	0.34[2]	0.17
Net realized and unrealized gains or losses on investments	(0.13)	(0.03)	0.21	(0.17)	0.34

Total from investment operations	0.03	0.28	0.53	0.17	0.51

Distributions to shareholders from
Net investment income	(0.15)	(0.31)	(0.32)	(0.34)	(0.17)
Net realized gains	(0.01)	0	0	0	0

Total distributions to shareholders	(0.16)	(0.31)	(0.32)	(0.34)	(0.17)

Net asset value, end of period	$10.31	$10.44	$10.47	$10.26	$10.43

Total return[3]	0.36%	2.70%	5.21%	1.60%	5.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,336	$5,578	$4,869	$3,835	$ 875
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.58%[4]	1.58%	1.58%	1.49%	1.40%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.58%[4]	1.58%	1.58%	1.59%	1.61%[4]
Net investment income (loss)	3.04%[4]	2.93%	3.05%	3.20%	3.14%[4]
Portfolio turnover rate	19%	36%	15%	49%	20%

[1] For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Excluding applicable sales charges
[4] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28, 2006	Year Ended August 31,
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.44	$ 10.47	$ 10.26	$ 10.43	$ 10.36	$ 10.00

Income from investment operations
Net investment income (loss)	0.21	0.41	0.42	0.44	0.51	0.52
Net realized and unrealized gains or losses on investments	(0.13)	(0.03)	0.21	(0.17)	0.07	0.36

Total from investment operations	0.08	0.38	0.63	0.27	0.58	0.88

Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.42)	(0.44)	(0.51)	(0.52)
Net realized gains	(0.01)	0	0	0	0	0

Total distributions to shareholders	(0.21)	0.41)	(0.42)	(0.44)	(0.51)	(0.52)

Net asset value, end of period	$ 10.31	$ 10.44	$ 10.47	$ 10.26	$ 10.43	$ 10.36

Total return	0.86%	3.72%	6.26%	2.62%	5.82%	9.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$567,360	$565,799	$566,314	$571,136	$599,628	$202,991
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.58%[2]	0.58%	0.58%	0.49%	0.39%	0.35%
Expenses excluding waivers/reimbursements and expense reductions	0.58%[2]	0.58%	0.58%	0.59%	0.60%	0.61%
Net investment income (loss)	4.04%[2]	3.93%	4.06%	4.26%	4.82%	5.21%
Portfolio turnover rate	19%	36%	15%	49%	20%	10%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
[2] Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.6%
AIRPORT 1.1%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$2,755,000	$2,970,358
Piedmont Triad Arpt. Auth. RB, Ser. A, 5.40%, 07/01/2012, (Insd. by FSA)	1,050,000	1,123,070
Raleigh-Durham, NC Arpt. Auth. RB, Ser. A, 5.25%, 11/01/2019, (Insd. by FGIC)	3,000,000	3,211,680

		7,305,108

CONTINUING CARE RETIREMENT COMMUNITY 4.2%
North Carolina Med. Care Commission Hlth. Care Facs. RB:
First Mtge. Glenaire Proj., 5.75%, 07/01/2019	1,750,000	1,750,508
Hugh Chatham Mem. Hosp. Proj.:
5.00%, 10/01/2015, (Insd. by Radian Group, Inc.)	1,005,000	1,052,436
5.25%, 10/01/2017, (Insd. by Radian Group, Inc.)	1,110,000	1,176,389
5.25%, 10/01/2018, (Insd. by Radian Group, Inc.)	1,165,000	1,232,360
5.50%, 10/01/2020, (Insd. by Radian Group, Inc.)	1,295,000	1,389,496
North Carolina Med. Care Commission Retirement Facs. RB:
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,755,390
Ser. C:
3.80%, 10/01/2007	2,400,000	2,374,584
4.65%, 10/01/2034	2,000,000	2,000,880
First Mtge. United Methodist Retirement Homes:
Ser. A, 5.50%, 10/01/2035	3,900,000	3,961,386
Ser. C, 5.50%, 10/01/2032	4,500,000	4,624,650
Givens Estates Proj., Ser. A:
4.75%, 07/01/2010	1,000,000	1,012,850
5.00%, 07/01/2011	500,000	507,690
5.25%, 07/01/2012	750,000	767,393
6.375%, 07/01/2023	3,000,000	3,198,240

		27,804,252

EDUCATION 2.7%
Appalachian State Univ., North Carolina RB, 5.25%, 07/15/2020, (Insd. by MBIA)	1,000,000	1,103,510
Catawba Cnty., NC COP, Cmnty. College Proj., 5.25%, 06/01/2024,
(Insd. by MBIA)	1,000,000	1,079,080
North Carolina Capital Facs. Fin. Agcy. RB, Elizabeth City State Univ. Hsg., Ser. A,
5.25%, 06/01/2017, (Insd. by AMBAC)	1,005,000	1,085,762
North Carolina Student Edl. Assistance Auth. RB, Ser. C, 6.35%, 07/01/2016	2,375,000	2,436,584
University of North Carolina at Chapel Hill RB, Ser. A:
5.375%, 12/01/2015	565,000	610,347
5.375%, 12/01/2016	595,000	643,344
University of North Carolina at Wilmington COP:
5.25%, 06/01/2019, (Insd. by FGIC)	1,300,000	1,423,565
5.25%, 06/01/2021, (Insd. by FGIC)	1,700,000	1,857,454
5.25%, 06/01/2022, (Insd. by FGIC)	1,000,000	1,091,010
5.25%, 06/01/2023, (Insd. by FGIC)	1,115,000	1,214,681
5.25%, 06/01/2024, (Insd. by FGIC)	1,175,000	1,277,213

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
University of North Carolina Sys. Pool RB, Ser. A:
5.375%, 04/01/2016, (Insd. by AMBAC)	$1,155,000	$1,261,352
5.375%, 04/01/2019, (Insd. by AMBAC)	1,100,000	1,196,800
5.375%, 04/01/2020, (Insd. by AMBAC)	1,155,000	1,260,151

		17,540,853

ELECTRIC REVENUE 13.3%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
7.21%, 01/01/2020 ROL, (Insd. by AMBAC)+	7,500,000	8,986,650
Ser. A:
5.00%, 01/01/2021	5,000,000	5,488,100
6.50%, 01/01/2018	3,750,000	4,459,013
7.50%, 01/01/2010, (Insd. by Radian Group, Inc. & FSA)	1,845,000	2,094,499
Ser. B:
6.00%, 01/01/2022	5,415,000	6,341,236
7.00%, 01/01/2008	1,000,000	1,059,630
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	7,100,000	8,413,784
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB:
Ser. A:
5.625%, 01/01/2014, (Insd. by MBIA)	7,850,000	8,137,231
5.70%, 01/01/2013, (Insd. by MBIA)	5,000,000	5,186,050
Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	3,945,870
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
0.00%, 01/01/2009, (Insd. by MBIA) (n)	8,825,000	7,989,714
5.50%, 01/01/2013	13,125,000	14,389,987
7.25%, 01/01/2007, (Insd. by AMBAC)	5,000,000	5,154,600
Ser. B, 6.375%, 01/01/2013	5,000,000	5,454,150

		87,100,514

GENERAL OBLIGATION - LOCAL 9.6%
Brunswick Cnty., NC GO, 5.00%, 05/01/2016, (Insd. by FGIC)	1,375,000	1,478,056
Buncombe Cnty., NC GO, 4.90%, 04/01/2014	1,030,000	1,051,764
Cabarrus Cnty., NC GO, 5.50%, 04/01/2015	1,500,000	1,624,650
Carteret Cnty., NC GO:
5.40%, 05/01/2013, (Insd. by MBIA)	1,300,000	1,330,511
5.40%, 05/01/2014, (Insd. by MBIA)	1,305,000	1,335,628
5.40%, 05/01/2015, (Insd. by MBIA)	1,400,000	1,432,858
Charlotte, NC GO:
5.25%, 02/01/2020	7,655,000	8,045,022
5.25%, 02/01/2021	6,790,000	7,134,864
5.60%, 06/01/2025	4,490,000	4,932,894
Eden Cnty., NC GO:
5.75%, 06/01/2006, (Insd. by FSA)	825,000	829,958
5.75%, 06/01/2007, (Insd. by FSA)	815,000	837,771

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Gaston Cnty., NC GO:
5.20%, 03/01/2016, (Insd. by AMBAC)	$2,115,000	$2,157,617
5.25%, 06/01/2018, (Insd. by AMBAC)	2,000,000	2,175,720
5.25%, 06/01/2019, (Insd. by AMBAC)	2,000,000	2,175,720
High Point, NC GO, Pub. Impt., Ser. B, 5.50%, 06/01/2015	1,600,000	1,751,552
Lee Cnty., NC GO:
5.00%, 04/01/2009, (Insd. by MBIA)	1,130,000	1,159,708
5.00%, 04/01/2010, (Insd. by MBIA)	1,725,000	1,778,647
5.00%, 04/01/2011, (Insd. by MBIA)	2,700,000	2,796,984
Mecklenburg Cnty., NC GO:
Ser. B, 4.80%, 03/01/2009	4,405,000	4,471,604
Ser. C, 5.00%, 02/01/2014	10,995,000	11,978,943
Orange Cnty., NC GO, 5.30%, 04/01/2015	1,115,000	1,209,764
Wake Cnty., NC GO, Ser. B, 5.25%, 02/01/2017	1,000,000	1,093,320

		62,783,555

GENERAL OBLIGATION - STATE 13.5%
Commonwealth of Puerto Rico GO, 6.25%, 07/01/2009, (Insd. by MBIA)	2,535,000	2,756,255
Commonwealth of Puerto Rico Pub. Impt. GO, Ser. A, 5.50%, 07/01/2019	14,315,000	16,565,747
North Carolina GO:
6.70%, 03/01/2017	11,430,000	13,272,745
Pub. Sch. Bldg., 4.60%, 04/01/2012	4,000,000	4,187,920
Ser. A:
4.75%, 04/01/2014	11,035,000	11,534,113
5.00%, 03/01/2018	15,405,000	16,615,833
5.10%, 03/01/2008	1,000,000	1,021,870
Ser. B, 5.00%, 04/01/2016	20,000,000	22,013,000

		87,967,483

HOSPITAL 12.8%
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj., 5.00%,
12/01/2019	3,000,000	3,063,360
Cumberland Cnty., NC Hosp. Facs. RB:
5.25%, 10/01/2010	1,310,000	1,379,508
5.25%, 10/01/2011	900,000	944,136
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth. Proj., Ser. C, 5.75%,
11/15/2032	5,000,000	5,448,500
Iredell Cnty., NC Iredell Mem. Hosp. RB, 5.125%, 10/01/2013, (Insd. by AMBAC)	1,980,000	2,041,835
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.,
5.20%, 09/01/2009	150,000	154,122
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj.,
5.75%, 07/01/2021	5,000,000	5,364,600

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
North Carolina Med. Care Commission RB:
Gaston Hlth. Care, 5.375%, 02/15/2011	$2,630,000	$2,727,994
Gaston Mem. Hosp. Proj.:
5.40%, 02/15/2011	2,000,000	2,042,480
5.50%, 02/15/2015	1,000,000	1,021,330
5.50%, 02/15/2019	1,000,000	1,021,410
Grace Hosp., Inc.:
5.25%, 10/01/2013	3,825,000	3,905,019
6.50%, 10/01/2006	1,180,000	1,200,438
Maria Parham Med. Ctr.:
5.50%, 10/01/2014, (Insd. by Radian Group, Inc.)	1,355,000	1,471,652
5.50%, 10/01/2018, (Insd. by Radian Group, Inc.)	685,000	739,252
Mission St. Joseph’s Hlth. Sys.:
5.25%, 10/01/2013	1,960,000	2,102,394
5.25%, 10/01/2014	1,575,000	1,685,738
5.25%, 10/01/2015	2,210,000	2,358,512
Morehead Mem. Hosp., 5.00%, 11/01/2020, (Insd. by FHA & FSA)	7,270,000	7,731,427
Rex Hosp. Proj., 4.625%, 06/01/2011, (Insd. by AMBAC)	1,355,000	1,398,943
Rowan Regl. Med. Proj.:
5.25%, 03/01/2016, (Insd. by FHA)	1,270,000	1,384,300
5.25%, 09/01/2016, (Insd. by FHA)	1,100,000	1,198,582
5.25%, 03/01/2017, (Insd. by FHA)	1,140,000	1,241,734
5.25%, 09/01/2017, (Insd. by FHA)	1,375,000	1,497,196
5.25%, 03/01/2018, (Insd. by FHA)	1,415,000	1,538,091
5.25%, 09/01/2018, (Insd. by FHA)	1,450,000	1,575,584
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,555,879
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,149,850
Transylvania Cmnty. Hosp., Inc.:
5.05%, 10/01/2006	185,000	185,387
5.15%, 10/01/2007	190,000	190,984
5.50%, 10/01/2012	1,130,000	1,142,645
5.75%, 10/01/2019	1,090,000	1,106,503
Wilson Mem. Hosp. Proj., 5.20%, 11/01/2010, (Insd. by AMBAC)	1,525,000	1,561,737
Pitt Cnty., NC RRB, Mem. Hosp. Proj.:
5.25%, 12/01/2021	1,250,000	1,301,875
5.30%, 12/01/2009	3,000,000	3,106,380
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2025	2,000,000	2,176,320
6.00%, 11/15/2035	4,250,000	4,597,650
St. Paul, MN Hsg. & Redev. Auth. RB, HealthEast Hosp. Proj., 6.00%,
11/15/2030	1,500,000	1,618,965
University of North Carolina at Chapel Hill Hosp. RB, Ser. A:
5.00%, 02/01/2009	520,000	537,935
5.00%, 02/01/2014	2,000,000	2,118,880

		83,589,127

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 4.3%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	$565,000	$582,521
Charlotte, NC Hsg. Dev. Corp. RB, Vantage 78 Apts., 6.60%, 07/15/2021	1,200,000	1,201,956
Durham Cnty., NC MHRB, Ivy Commons Proj., 8.00%, 03/01/2029	2,750,000	2,318,360
North Carolina HFA RB:
Ser. 7-A, 5.55%, 01/01/2025	585,000	587,077
Ser. 8-A:
5.95%, 01/01/2027	1,325,000	1,338,661
6.00%, 07/01/2011	790,000	817,239
6.10%, 07/01/2013	915,000	944,875
Ser. 9-A:
5.60%, 07/01/2016	3,060,000	3,170,680
5.80%, 01/01/2020	4,935,000	5,122,727
5.875%, 07/01/2031	5,650,000	5,846,337
Ser. 14-A, 4.70%, 07/01/2013	1,555,000	1,592,227
North Carolina HFA SFHRB:
Ser. W, 6.20%, 09/01/2009	65,000	65,627
Ser. EE, 5.90%, 09/01/2013	510,000	530,446
Ser. II, 6.20%, 03/01/2016	2,010,000	2,064,692
Ser. JJ, 6.15%, 03/01/2011	1,610,000	1,632,154

		27,815,579

INDUSTRIAL DEVELOPMENT REVENUE 8.9%
Allegheny Cnty., PA Redev. Auth. RB, Pittsburgh Mills Proj.:
5.10%, 07/01/2014	2,030,000	2,112,377
5.60%, 07/01/2023	3,750,000	3,948,263
Columbus Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Intl. Paper Co.
Proj., Ser. A:
5.85%, 12/01/2020	3,000,000	3,106,260
6.15%, 04/01/2021	1,750,000	1,807,698
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%,
06/01/2016	4,950,000	5,289,421
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj.,
5.75%, 08/01/2035	12,380,000	13,004,942
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%,
04/01/2014	2,500,000	2,676,975
Haywood Cnty., NC Indl. Facs. & PCRB, Champion Intl. Corp. Proj.:
6.00%, 03/01/2020	1,500,000	1,531,935
6.25%, 09/01/2025	2,750,000	2,808,905
Ser. A, 5.75%, 12/01/2025	2,150,000	2,173,199
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%,
02/01/2025, (LOC: JPMorgan Chase & Co.)	1,000,000	1,051,790
Peninsula Port Auth. of Virginia RRB, Dominion Terminal Assn., 6.00%,
04/01/2033	9,000,000	9,712,170
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%,
02/01/2017	8,130,000	8,667,718

		57,891,653

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 15.8%
Buncombe Cnty., NC COP:
5.25%, 10/01/2018, (Insd. by AMBAC)	$840,000	$908,704
5.25%, 10/01/2020, (Insd. by AMBAC)	790,000	853,003
Cabarrus Cnty., NC COP, Installment Fin. Contract:
5.25%, 02/01/2016	2,040,000	2,232,637
5.25%, 02/01/2017	2,040,000	2,213,257
5.25%, 02/01/2018	2,040,000	2,213,257
Cabarrus Cnty., NC Dev. Corp. Installment Payment RB, 5.30%, 06/01/2019	1,155,000	1,222,475
Catawba Cnty., NC COP:
5.25%, 06/01/2019, (Insd. by MBIA)	1,950,000	2,135,347
5.25%, 06/01/2021, (Insd. by MBIA)	1,950,000	2,130,609
Charlotte, NC COP:
Convention Facs. Proj., Ser. A:
5.50%, 08/01/2015	9,335,000	10,263,272
5.50%, 08/01/2017	10,390,000	11,399,388
5.50%, 08/01/2018	5,800,000	6,351,754
Govt. Facs. Proj., Ser. G, 5.375%, 06/01/2026	2,500,000	2,680,350
Davidson Cnty., NC COP, 5.25%, 06/01/2021	1,115,000	1,208,872
Durham, NC COP:
5.00%, 05/01/2007	1,000,000	1,017,380
5.00%, 04/01/2011	1,640,000	1,735,333
5.00%, 05/01/2014	1,500,000	1,570,500
5.25%, 04/01/2013	1,270,000	1,372,807
5.25%, 04/01/2015	1,020,000	1,100,101
New Durham Corp. Proj.:
Ser. A, 5.25%, 12/01/2010	1,160,000	1,224,496
Ser. B, 5.25%, 12/01/2011	1,485,000	1,597,964
Forsyth Cnty., NC COP, Pub. Facs. & Equipment Proj., 5.125%, 10/01/2017	2,000,000	2,170,600
Gaston Cnty., NC COP, Pub. Facs. Proj., 5.10%, 12/01/2010, (Insd. by MBIA)	1,105,000	1,140,968
Harnett Cnty., NC COP, 5.375%, 12/01/2017, (Insd. by FSA)	1,875,000	2,045,381
Henderson Cnty., NC COP, Henderson Cnty. Sch. Proj., 5.00%, 03/01/2015,
(Insd. by AMBAC)	1,630,000	1,736,700
Iredell Cnty., NC COP, Pub. Facs. Proj., 5.25%, 10/01/2019, (Insd. by AMBAC)	1,495,000	1,615,243
New Hanover Cnty., NC COP:
New Hanover Cnty. Proj.:
4.80%, 12/01/2009, (Insd. by MBIA)	1,195,000	1,245,847
4.90%, 12/01/2010, (Insd. by MBIA)	1,250,000	1,305,300
5.00%, 12/01/2011, (Insd. by MBIA)	1,315,000	1,375,411
5.25%, 12/01/2018, (Insd. by AMBAC)	1,640,000	1,793,127
Pub. Impt., 5.75%, 11/01/2013, (Insd. by AMBAC)	3,000,000	3,320,970
North Carolina COP, Wildlife Resource Commission, Ser. A, 5.25%, 06/01/2018	4,375,000	4,681,031
Pitt Cnty., NC Pub. Facs. COP, Ser. A, 5.55%, 04/01/2012, (Insd. by MBIA)	1,000,000	1,042,420
Puerto Rico Pub. Fin. Corp. RB, Cmnwlth. Appropriation, Ser. A:
5.25%, 08/01/2029	9,340,000	10,089,722
5.25%, 08/01/2030	10,000,000	10,802,700

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Winston-Salem, NC COP:
Ser. A, 5.00%, 06/01/2013	$1,050,000	$1,125,705
Ser. C, 5.25%, 06/01/2015	1,980,000	2,122,283

		103,044,914

MISCELLANEOUS REVENUE 2.4%
Charlotte, NC Storm Water Fee RRB, 5.25%, 06/01/2016	1,525,000	1,661,579
Cumberland Cnty., NC Fin. Corp. Installment Payment RRB, Detention Ctr. &
Mental Hlth. Facs., 5.625%, 06/01/2020	2,030,000	2,164,163
Greenville Cnty., SC Sch. Dist. Installment Purchase RRB, Building Equity Sooner
for Tomorrow, 6.00%, 12/01/2021	3,910,000	4,408,642
Henderson, NC Enterprise Sys. RB, 5.25%, 05/01/2018, (Insd. by AMBAC)	2,025,000	2,176,348
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,201,850

		15,612,582

PRE-REFUNDED 1.9%
University of North Carolina at Chapel Hill RB, Ser. A:
5.375%, 12/01/2015	3,225,000	3,500,512
5.375%, 12/01/2016	3,400,000	3,690,462
University of North Carolina Sys. Pool RB:
5.00%, 10/01/2008, (Insd. by AMBAC)	1,250,000	1,297,600
5.75%, 10/01/2013, (Insd. by AMBAC)	1,170,000	1,283,911
5.75%, 10/01/2014, (Insd. by AMBAC)	1,240,000	1,360,727
5.75%, 10/01/2015, (Insd. by AMBAC)	1,045,000	1,146,741

		12,279,953

PUBLIC FACILITIES 1.3%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	3,695,000	4,039,448
Ser. D:
5.50%, 06/01/2020	1,090,000	1,183,849
5.50%, 06/01/2025	3,000,000	3,258,300

		8,481,597

TRANSPORTATION 1.0%
Puerto Rico Hwy. & Trans. Auth. RB:
Ser. A, 5.00%, 07/01/2035, (Insd. by AMBAC)	5,000	5,273
Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	5,650,000	6,366,815

		6,372,088

UTILITY 3.0%
Concord, NC Util. Sys. RRB, Ser. B, 5.00%, 12/01/2017, (Insd. by MBIA)	2,375,000	2,481,186
Fayetteville, NC Pub. Works Commission RB:
3.375%, 01/15/2007, (Insd. by FSA)	4,630,000	4,627,315
3.55%, 01/15/2008, (Insd. by FSA)	12,250,000	12,238,607

		19,347,108

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 1.8%
Broad River, NC Water Auth. Water Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	$ 1,410,000	$1,545,233
Charlotte, NC Water & Sewer Sys. RB, 5.125%, 06/01/2013	2,000,000	2,144,440
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2022	1,515,000	1,626,413
Winston-Salem, NC Water & Sewer Sys. RB:
4.80%, 06/01/2013	2,745,000	2,852,741
4.875%, 06/01/2014	3,350,000	3,486,881

		11,655,708

Total Municipal Obligations (cost $613,562,345)		636,592,074

	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Municipal Money Market Fund ø (cost $9,758,728)	9,758,728	9,758,728

Total Investments (cost $623,321,073) 99.1%		646,350,802
Other Assets and Liabilities 0.9%		6,124,560

Net Assets 100.0%		$652,475,362

(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
+	Inverse floating rate security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2006:

North Carolina	82.4%
Puerto Rico	7.2%
Virginia	1.5%
Minnesota	1.3%
South Carolina	1.1%
Virgin Islands	1.1%
Pennsylvania	1.0%
Florida	0.8%
Maryland	0.8%
Michigan	0.8%
Georgia	0.5%
Non-state specific	1.5%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2006:

AAA	57.9%
AA	19.3%
A	5.4%
BBB	10.1%
NR	7.3%

100.0%

The following table shows the percent of total investments by maturity as of February 28, 2006:

Less than 1 year	4.0%
1 to 3 year(s)	5.0%
3 to 5 years	5.3%
5 to 10 years	34.0%
10 to 20 years	42.1%
20 to 30 years	8.6%
Greater than 30 years	1.0%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006 (unaudited)

Assets
Investments in securities, at value (cost $613,562,345)	$636,592,074
Investments in affiliated money market fund, at value (cost $9,758,728)	9,758,728

Total investments	646,350,802
Receivable for Fund shares sold	247,944
Interest receivable	8,404,595
Prepaid expenses and other assets	26,212

Total assets	655,029,553

Liabilities
Dividends payable	1,818,247
Payable for Fund shares redeemed	658,494
Advisory fee payable	5,778
Due to other related parties	2,724
Accrued expenses and other liabilities	68,948

Total liabilities	2,554,191

Net assets	$652,475,362

Net assets represented by
Paid-in capital	$633,958,863
Undistributed net investment income	257,305
Accumulated net realized losses on investments	(4,770,535)
Net unrealized gains on investments	23,029,729

Total net assets	$652,475,362

Net assets consists of
Class A	$70,553,862
Class B	9,225,762
Class C	5,335,835
Class I	567,359,903

Total net assets	$652,475,362

Shares outstanding (unlimited number of shares authorized)
Class A	6,842,924
Class B	894,843
Class C	517,530
Class I	55,031,155

Net asset value per share
Class A	$10.31
Class A—Offering price (based on sales charge of 4.75%)	$10.82
Class B	$10.31
Class C	$10.31
Class I	$10.31

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2006 (unaudited)

Investment income
Interest	$14,474,387
Income from affiliate	395,858

Total investment income	14,870,245

Expenses
Advisory fee	1,350,104
Distribution Plan expenses
Class A	106,114
Class B	50,680
Class C	26,659
Administrative services fee	319,573
Transfer agent fees	29,629
Trustees’ fees and expenses	4,668
Printing and postage expenses	14,750
Custodian and accounting fees	98,064
Registration and filing fees	26,917
Professional fees	26,244
Other	8,787

Total expenses	2,062,189
Less: Expense reductions	(5,072)
Expense reimbursements	(17,046)

Net expenses	2,040,071

Net investment income	12,830,174

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(2,045,604)
Net change in unrealized gains or losses on investments	(5,456,267)

Net realized and unrealized gains or losses on investments	(7,501,871)

Net increase in net assets resulting from operations	$5,328,303

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2006		Year Ended
	(unaudited)		August 31, 2005

Operations
Net investment income		$12,830,174		$25,415,162
Net realized gains or losses on
investments		(2,045,604)		3,796,582
Net change in unrealized gains or losses
on investments		(5,456,267)		(5,671,535)

Net increase in net assets resulting from
operations		5,328,303		23,540,209

Distributions to shareholders from
Net investment income
Class A		(1,312,603)		(2,644,578)
Class B		(152,209)		(377,459)
Class C		(80,171)		(146,542)
Class I		(11,159,231)		(22,331,137)
Net realized gains
Class A		(88,425)		0
Class B		(12,901)		0
Class C		(6,679)		0
Class I		(690,427)		0

Total distributions to shareholders		(13,502,646)		(25,499,716)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	404,934	4,156,115	1,675,157	17,474,325
Class B	10,171	105,257	48,075	501,917
Class C	14,564	150,439	160,738	1,674,221
Class I	4,223,286	43,508,651	6,022,397	62,809,321

		47,920,462		82,459,784

Net asset value of shares issued in
reinvestment of distributions
Class A	88,512	910,619	172,776	1,802,350
Class B	9,632	99,075	20,836	217,372
Class C	5,290	54,413	9,156	95,509
Class I	50,401	516,649	33,874	353,380

		1,580,756		2,468,611

Automatic conversion of Class B
shares to Class A shares
Class A	86,188	886,505	160,776	1,679,468
Class B	(86,188)	(886,505)	(160,776)	(1,679,468)

		0		0

Payment for shares redeemed
Class A	(835,445)	(8,626,771)	(1,788,946)	(18,680,535)
Class B	(124,185)	(1,280,728)	(183,841)	(1,920,216)
Class C	(36,561)	(375,856)	(100,620)	(1,050,728)
Class I	(3,435,929)	(35,396,774)	(5,941,674)	(61,962,758)

		(45,680,129)		(83,614,237)

Net increase in net assets resulting
from capital share transactions		3,821,089		1,314,158

Total decrease in net assets		(4,353,254)		(645,349)
Net assets
Beginning of period		656,828,616		657,473,965

End of period	$ 652,475,362		$ 656,828,616

Undistributed net investment income		$257,305		$131,345

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen North Carolina Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $17,046.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2006, EIS received $4,072 from the sale of Class A shares and $6,252 and $99 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $148,523,139 and $115,654,131, respectively, for the six months ended February 28, 2006.

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $623,322,626. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,921,943 and $893,767, respectively, with a net unrealized appreciation of $23,028,176.

As of August 31, 2005, the Fund had $2,722,382 in capital loss carryovers for federal income tax purposes expiring in 2009.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended August 31, 2005 in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 28, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

28

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research

29

ADDITIONAL INFORMATION (unaudited) continued

services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the fourth quintile over recently completed one- and three year periods and performed in the fifth quintile over the recently completed five-year period. In addition, based on information provided by EIMC, the Trustees noted that the Fund had historically been managed principally to provide a high level of current income, and not principally for total return, and that, on that basis, the Fund’s investment performance appeared more favorable and consistent with shareholders’ expectations.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was at the median of fees paid by comparable funds.

30

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee,
The Phoenix Group of
Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner,	Member and Former President, North Carolina Securities Traders Association; Member, Financial
CFA[2]	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
Trustee	Trustee, Mentor Funds and Cash Resource Trust
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565571 rv3 2/2006

Evergreen South Carolina Municipal Bond Fund

Evergreen

SOUTH CAROLINA MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen South Carolina Municipal Bond Fund, which covers the six-month period ended February 28, 2006.

Investors in the fixed income markets had to overcome a variety of challenges over the past six months. Questions about the sustainability of economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. Not surprisingly, each of these issues contributed to periodic bouts of market volatility. It is during times such as these that the importance of asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (“GDP”) growth typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling

1

LETTER TO SHAREHOLDERS continued

the economy to overcome some extremely challenging obstacles.

Perhaps sensing the surprising strength in GDP and having already anticipated the bout of inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period of time, Evergreen’s Investment Strategy Committee concluded that the central bank was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Monetary policymakers remained transparent in their public statements about their intentions, yet long-term market interest rates remained relatively low. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, and given our forecast for a moderation in global growth, we determined that long-term pricing pressures were insufficient to halt the expansion. Moreover, we attributed the extent of the yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax advantaged market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. Further, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

2

LETTER TO SHAREHOLDERS continued

We continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/1994
	Class A	Class B	Class C	Class I
Class inception date	1/3/1994	1/3/1994	3/27/2002	2/28/1994

Nasdaq symbol	EGASX	EGBSX	EGCSX	EGSYX

6-month return with sales charge	-4.15%	-4.60%	-0.67%	N/A

6-month return w/o sales charge	0.67%	0.32%	0.32%	0.82%

Average annual return*

1-year with sales charge	-2.35%	-3.08%	0.86%	N/A

1-year w/o sales charge	2.55%	1.84%	1.84%	2.86%

5-year	3.47%	3.38%	3.90%	4.77%

10-year	4.52%	4.26%	4.73%	5.30%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen South Carolina Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2005	2/28/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,006.68	$ 4.23
Class B	$ 1,000.00	$ 1,003.20	$ 7.95
Class C	$ 1,000.00	$ 1,003.20	$ 7.90
Class I	$ 1,000.00	$ 1,008.18	$ 2.94
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.58	$ 4.26
Class B	$ 1,000.00	$ 1,016.86	$ 8.00
Class C	$ 1,000.00	$ 1,016.91	$ 7.95
Class I	$ 1,000.00	$ 1,021.87	$ 2.96

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.85% for Class A, 1.60% for Class B, 1.59% for Class C and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	10.35	$ 10.39	$ 10.21	$ 10.36	$ 10.25	$ 9.79

Income from investment operations
Net investment income (loss)	0.20	0.40	0.38	0.39	0.44	0.45
Net realized and unrealized gains or losses on investments	(0.13)	(0.01)	0.20	(0.14)	0.11	0.46

Total from investment operations	0.07	0.39	0.58	0.25	0.55	0.91

Distributions to shareholders from
Net investment income	(0.20)	(0.40)	(0.38)	(0.39)	(0.44)	(0.45)
Net realized gains	(0.03)	(0.03)	(0.02)	(0.01)	0	0

Total distributions to shareholders	(0.23)	(0.43)	(0.40)	(0.40)	(0.44)	(0.45)

Net asset value, end of period	$ 10.19	$ 10.35	$ 10.39	10.21	$ 10.36	$10.25

Total return[1]	0.67%	3.74%	5.67%	2.41%	5.51%	9.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$52,447	$55,443	$58,715	$71,653	$59,624	$3,638
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.85%[2]	0.87%	0.89%	0.88%	0.86%	0.89%
Expenses excluding waivers/reimbursements
and expense reductions	0.90%[2]	0.89%	0.89%	0.88%	0.89%	0.89%
Net investment income (loss)	3.97%[2]	3.83%	3.61%	3.74%	4.12%	4.50%
Portfolio turnover rate	25%	33%	37%	42%	17%	17%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$10.35	$ 10.39	$ 10.21	$ 10.36	$10.25	$ 9.79

Income from investment operations
Net investment income (loss)	0.16	0.32	0.30	0.31	0.36	0.38
Net realized and unrealized gains or losses on investments	(0.13)	(0.01)	0.20	(0.14)	0.11	0.46

Total from investment operations	0.03	0.31	0.50	0.17	0.47	0.84

Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.30)	(0.31)	(0.36)	(0.38)
Net realized gains	(0.03)	(0.03)	(0.02)	(0.01)	0	0

Total distributions to shareholders	(0.19)	(0.35)	(0.32)	(0.32)	(0.36)	(0.38)

Net asset value, end of period	$10.19	$ 10.35	$ 10.39	$ 10.21	$10.36	$10.25

Total return[1]	0.32%	3.02%	4.93%	1.66%	4.73%	8.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,874	$10,669	$12,106	$13,077	$8,165	$4,920
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.60%[2]	1.59%	1.60%	1.60%	1.61%	1.64%
Expenses excluding waivers/reimbursements
and expense reductions	1.60%[2]	1.59%	1.60%	1.60%	1.64%	1.64%
Net investment income (loss)	3.22%[2]	3.11%	2.91%	2.99%	3.49%	3.77%
Portfolio turnover rate	25%	33%	37%	42%	17%	17%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS C	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.35	$10.39	$10.21	$10.36	$ 9.97

Income from investment operations
Net investment income (loss)	0.16	0.32	0.30	0.31	0.15
Net realized and unrealized gains or losses on investments	(0.13)	(0.01)	0.20	(0.14)	0.39

Total from investment operations	0.03	0.31	0.50	0.17	0.54

Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.30)	(0.31)	(0.15)
Net realized gains	(0.03)	(0.03)	(0.02)	(0.01)	0

Total distributions to shareholders	(0.19)	(0.35)	(0.32)	(0.32)	(0.15)

Net asset value, end of period	$10.19	$10.35	$10.39	$10.21	$10.36

Total return[2]	0.32%	3.02%	4.93%	1.66%	5.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,566	$6,680	$7,061	$7,028	$ 204
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%[3]	1.59%	1.59%	1.59%	1.61%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.59%[3]	1.59%	1.59%	1.59%	1.64%[3]
Net investment income (loss)	3.22%[3]	3.11%	2.91%	2.96%	3.15%[3]
Portfolio turnover rate	25%	33%	37%	42%	17%

1 For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.35	$ 10.39	$ 10.21	$ 10.36	$ 10.25	$ 9.79

Income from investment operations
Net investment income (loss)	0.21	0.42	0.41	0.42	0.46	0.48
Net realized and unrealized gains or losses on investments	(0.13)	0	0.20	(0.14)	0.11	0.46

Total from investment operations	0.08	0.42	0.61	0.28	0.57	0.94

Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.41)	(0.42)	(0.46)	(0.48)
Net realized gains	(0.03)	(0.03)	(0.02)	(0.01)	0	0

Total distributions to shareholders	(0.24)	(0.46)	(0.43)	(0.43)	(0.46)	(0.48)

Net asset value, end of period	$ 10.19	$ 10.35	$ 10.39	$ 10.21	$ 10.36	$ 10.25

Total return	0.82%	4.05%	5.98%	2.68%	5.77%	9.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$287,857	$293,573	$309,708	$328,574	$344,905	$50,292
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.59%[2]	0.59%	0.59%	0.60%	0.61%	0.64%
Expenses including waivers/reimbursements
and expense reductions	0.59%[2]	0.59%	0.59%	0.60%	0.64%	0.64%
Net investment income (loss)	4.22%[2]	4.10%	3.91%	4.01%	4.40%	4.77%
Portfolio turnover rate	25%	33%	37%	42%	17%	17%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.9%
AIRPORT 1.9%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$ 300,000	$312,264
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.00%, 10/01/2035	2,000,000	2,088,580
5.75%, 10/01/2017	4,000,000	4,382,520

		6,783,364

COMMUNITY DEVELOPMENT DISTRICT 0.7%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	786,810
Lancaster Cnty., SC RB, Sun City Carolina Lakes Impt., 5.45%, 12/01/2037 #	1,700,000	1,725,160

		2,511,970

CONTINUING CARE RETIREMENT COMMUNITY 0.6%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	900,000	935,415
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%,
12/15/2014	1,130,000	1,145,334

		2,080,749

EDUCATION 17.7%
Charleston, SC Edl. Excellence Fin. Corp. RB ROL, 7.21%, 12/01/2025 +	7,500,000	8,563,200
Citadel Military College, South Carolina RB, 5.125%, 04/01/2017, (Insd. by
AMBAC)	1,245,000	1,271,842
Clemson Univ., South Carolina RB:
6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	585,500
6.00%, 05/01/2013, (Insd. by AMBAC)	2,785,000	3,019,664
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,024,060
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purpose RB:
5.00%, 12/01/2026 #	1,000,000	1,046,460
5.00%, 12/01/2029 #	1,000,000	1,050,920
5.00%, 12/01/2030 #	5,280,000	5,480,007
Fairfield Cnty., SC Sch. Dist. COP, Fairfield Primary Geiger & Kelly Miller Proj.,
5.50%, 03/01/2007	520,000	529,646
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner
for Tomorrow:
5.25%, 12/01/2021	1,000,000	1,068,160
5.875%, 12/01/2015	1,000,000	1,110,260
5.875%, 12/01/2016	9,000,000	10,174,770
5.875%, 12/01/2017	2,000,000	2,261,060
5.875%, 12/01/2018	1,000,000	1,130,530
Lancaster, SC Edl. Assistance Program, Inc. RB, Sch. Dist. Proj., 5.00%,
12/01/2026 ##	8,000,000	8,159,760
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purpose RB, 5.25%, 12/01/2024	3,000,000	3,137,550
Newberry Cnty., SC RB, Sch. Dist. Proj., 5.25%, 12/01/2017	1,000,000	1,058,800
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,299,635
Richland Cnty., SC Sch. Dist. No. 1 GO, 5.75%, 03/01/2015, (Insd. by FSA)	1,200,000	1,299,360
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,418,313
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,554,689

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
University of South Carolina RB:
5.60%, 06/01/2017, (Insd. by AMBAC)	$1,015,000	$1,052,240
5.70%, 06/01/2020, (Insd. by MBIA)	3,465,000	3,520,371
Ser. A:
5.50%, 06/01/2014	575,000	619,459
5.50%, 06/01/2015	605,000	651,779

		63,088,035

ELECTRIC REVENUE 6.2%
South Carolina Pub. Svcs. Auth. RB, Ser. A:
5.00%, 01/01/2025, (Insd. by MBIA)	5,000,000	5,331,950
5.75%, 01/01/2014, (Insd. by MBIA)	2,500,000	2,717,600
5.75%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,170,320
South Carolina Pub. Svcs. Auth. RRB, Ser. A:
5.00%, 01/01/2014, (Insd. by MBIA)	1,000,000	1,035,500
5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,518,505
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,778,180
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,607,852

		22,159,907

GENERAL OBLIGATION - LOCAL 18.3%
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	1,200,000	1,320,024
6.00%, 03/01/2016	1,325,000	1,454,400
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,362,140
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,047,800
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,221,318
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,704,304
Berkeley Cnty., SC Sch. Dist. GO:
5.375%, 04/01/2014, (Insd. by South Carolina State Dept. of Ed.)	2,200,000	2,326,566
5.375%, 04/01/2015, (Insd. by South Carolina State Dept. of Ed.)	2,000,000	2,115,060
5.375%, 04/01/2016, (Insd. by South Carolina State Dept. of Ed.)	4,500,000	4,758,885
5.375%, 04/01/2017, (Insd. by South Carolina State Dept. of Ed.)	5,000,000	5,287,650
5.375%, 04/01/2018, (Insd. by South Carolina State Dept. of Ed.)	3,705,000	3,918,149
5.375%, 04/01/2019, (Insd. by South Carolina State Dept. of Ed.)	2,500,000	2,643,825
5.50%, 01/15/2014, (Insd. by FSA)	1,570,000	1,730,548
5.50%, 01/15/2016, (Insd. by FSA)	1,100,000	1,207,239
5.50%, 01/15/2018, (Insd. by FSA)	9,715,000	10,625,295
Berkeley Sch. Facs. Group, Inc., 5.15%, 02/01/2008, (Insd. by MBIA)	2,270,000	2,295,923
Georgetown Cnty., SC Sch. Dist. GO, 5.75%, 03/01/2013	2,000,000	2,198,620
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,057,028
5.40%, 04/01/2021	1,120,000	1,210,149
5.50%, 04/01/2025	2,700,000	2,927,529
Horry Cnty., SC GO, 5.125%, 03/01/2017 ##	1,160,000	1,219,670
Kershaw Cnty., SC Sch. Dist. GO, 5.50%, 02/01/2011	1,000,000	1,072,230
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	530,000	572,156

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Orangeburg Cnty., SC Sch. Dist. No. 5 GO:
5.25%, 03/01/2017, (Insd. by South Carolina State Dept. of Ed.)	$1,665,000	$1,758,856
5.75%, 03/01/2014, (Insd. by FSA)	500,000	555,760
Richland Cnty., SC Sch. Dist. No. 1 GO:
5.00%, 03/01/2016	975,000	1,000,077
5.75%, 03/01/2016	1,000,000	1,082,800
5.75%, 03/01/2017	2,160,000	2,338,848
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,078,750
5.375%, 04/01/2020	1,005,000	1,084,144
Spartanburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 05/01/2011	1,000,000	1,074,170

		65,249,913

GENERAL OBLIGATION - STATE 0.3%
Puerto Rico GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,139,810

HOSPITAL 12.5%
Greenville, SC Hosp. Sys. Facs. RRB:
Ser. A:
5.25%, 05/01/2017	2,000,000	2,043,500
5.75%, 05/01/2014	1,000,000	1,023,150
Ser. B, 5.60%, 05/01/2010	1,115,000	1,140,522
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,383,102
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	4,250,000	4,475,335
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.50%, 05/01/2024	2,085,000	2,217,356
6.00%, 11/01/2018	6,650,000	7,364,941
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,019,470
Ser. B, 5.625%, 01/01/2020	1,000,000	1,023,920
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,000,000	2,160,080
5.25%, 02/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,131,089
5.25%, 08/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,131,089
Newberry Cnty., SC Spl. Source RRB, Newberry Cnty. Mem. Hosp., 5.25%,
12/01/2029	1,265,000	1,321,887
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.25%, 02/01/2015, (Insd. by MBIA)	1,500,000	1,531,800
5.50%, 02/01/2011, (Insd. by FSA)	265,000	281,165
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,118,807
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,735,632
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,632,420
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,055,710
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,121,133
5.50%, 04/15/2017, (Insd. by FSA)	500,000	540,025

		44,452,133

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 1.5%
North Charleston, SC Hsg. Auth. MHRB, Horizon Vlg., Ser. A, 5.00%,
02/20/2038	$1,535,000	$1,543,013
Rock Hill, SC Hsg. Dev. Corp. MHRRB, 7.50%, 07/01/2010	65,000	65,162
South Carolina Hsg. Fin. & Dev. Auth. MHRRB:
Heritage Ct. Apts., Ser. A:
5.85%, 07/01/2010	545,000	545,578
6.15%, 07/01/2025, (Insd. by FHA)	595,000	595,446
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	280,000	288,629
6.35%, 07/01/2025, (Insd. by FHA)	215,000	216,752
6.55%, 07/01/2015	20,000	20,365
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	1,090,000	1,094,153
South Carolina Hsg. Fin. & Dev. Auth. SFHRRB, 5.50%, 07/01/2025	1,000,000	1,108,390

		5,477,488

INDUSTRIAL DEVELOPMENT REVENUE 3.7%
Berkeley Cnty., SC PCRRB, South Carolina Generating Co. Proj., 4.875%,
10/01/2014	2,000,000	2,092,040
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	765,960
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
FRN, Ser. A, 2.30%, 03/01/2031	4,000,000	3,930,080
Richland Cnty., SC Env. RRB, Intl. Paper Co. Proj., Ser. A, 6.10%, 04/01/2023	325,000	348,900
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	3,000,000	3,073,860
York Cnty., SC PCRB, SAVRS, Ser. B3, 3.25%, 09/15/2024	3,150,000	3,150,000

		13,360,840

LEASE 2.8%
Laurens Cnty., SC RB, Sch. Dist. No. 55, 5.25%, 12/01/2030	3,500,000	3,621,590
Lexington, SC One Sch. Facs. Corp. Installment RB, Lexington Cnty. Sch. Dist. No. 1,
5.25%, 12/01/2026	2,340,000	2,479,113
Newberry, SC Investing in Children’s Ed. Installment RB, Newberry Cnty. Sch.
Dist. Proj.:
5.00%, 12/01/2030	2,000,000	2,030,880
5.25%, 12/01/2024	1,855,000	1,945,988

		10,077,571

MISCELLANEOUS REVENUE 0.1%
Greenville Cnty., SC Sch. Dist. Installment Purchase RRB, Building Equity Sooner
for Tomorrow, 6.00%, 12/01/2021	450,000	507,388

PRE-REFUNDED 9.2%
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%,
05/01/2017	400,000	488,996
Charleston Cnty., SC GO, 5.50%, 06/01/2014	1,250,000	1,256,950
Columbia, SC Waterworks & Sewer Sys. RB:
6.00%, 02/01/2014	2,000,000	2,180,820
6.00%, 02/01/2015	1,960,000	2,137,203
Greenville, SC Mem. Auditorium Dist. GO, Bi-Lo Ctr. Proj., 5.75%, 04/01/2018,
(Insd. by AMBAC)	400,000	408,852

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Greenville, SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for
Tomorrow Proj.:
6.00%, 12/01/2020	$5,000,000	$5,689,600
6.00%, 12/01/2021	550,000	628,683
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	495,000	535,704
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,131,540
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	6,500,000	7,467,200
6.375%, 08/15/2027	1,500,000	1,733,910
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	770,852
5.60%, 01/01/2009, (Insd. by MBIA)	1,695,000	1,792,276
6.25%, 01/01/2009, (Insd. by MBIA)	1,150,000	1,235,744
6.75%, 01/01/2019, (Insd. by FGIC)	210,000	268,519
6.75%, 01/01/2019, (Insd. by FGIC)	290,000	364,452
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	342,217
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,276,540

		32,710,058

PUBLIC FACILITIES 1.6%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009, (Insd.
by MBIA)	3,495,000	3,785,889
Puerto Rico Pub. Bldgs. Auth. RB, Ser. B, 5.25%, 07/01/2021, (Insd. by FSA)	2,000,000	2,079,120

		5,865,009

RESOURCE RECOVERY 2.2%
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by
Waste Mgmt., Inc.)	3,000,000	3,037,620
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,117,810
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,581,375

		7,736,805

SPECIAL TAX 1.2%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	1,000,000	1,100,860
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2014	500,000	540,645
6.00%, 04/01/2015	1,000,000	1,079,920
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,563,075

		4,284,500

STUDENT LOAN 0.1%
South Carolina Edl. Assistance Auth. RRB, Gtd. Student Loans Sub. Lien, Ser. C,
5.875%, 09/01/2007	250,000	251,983

TRANSPORTATION 5.9%
Columbia, SC Parking Facs. RRB, Ser. A, 5.00%, 02/01/2024, (Insd. by CDC IXIS
Finl. Guaranty)	6,060,000	6,371,484

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Jacksonville, FL Econ. Dev. Cmnty. IDRB, Metro. Parking Solutions Proj., 5.75%,
10/01/2024, (Insd. by ACA)	$2,000,000	$2,178,280
South Carolina Trans. Infrastructure Bank RB, Ser. A:
5.00%, 10/01/2007, (Insd. by MBIA)	1,040,000	1,065,054
5.00%, 10/01/2012, (Insd. by MBIA)	1,000,000	1,047,230
5.375%, 10/01/2018, (Insd. by MBIA)	5,000,000	5,359,550
5.50%, 10/01/2013, (Insd. by MBIA)	1,000,000	1,076,100
5.50%, 10/01/2019, (Insd. by AMBAC)	3,440,000	3,770,068

		20,867,766

UTILITY 1.1%
Camden, SC Pub. Util. RRB, 5.50%, 03/01/2022, (Insd. by MBIA)	1,000,000	1,040,310
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,164,420
Rock Hill, SC Util. Sys. RRB, Ser. C, 5.00%, 01/01/2007, (Insd. by FSA)	1,745,000	1,768,191

		3,972,921

WATER & SEWER 12.3%
Anderson Cnty., SC Joint Muni. Water Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,769,841
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,860,246
Charleston, SC Waterworks & Sewer RRB:
5.00%, 01/01/2009	1,500,000	1,561,935
5.125%, 01/01/2010	3,700,000	3,914,193
Columbia, SC Waterworks & Sewer Sys. RRB:
5.50%, 02/01/2009	500,000	528,130
5.70%, 02/01/2010	3,970,000	4,287,600
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	800,904
Florence, SC Water & Sewer RRB, 5.20%, 03/01/2007, (Insd. by AMBAC)	1,600,000	1,602,368
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,699,270
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	5,010,090
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,177,124
Greenville, SC Waterworks RB, 5.50%, 02/01/2022	2,000,000	2,077,520
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	543,570
North Charleston, SC Sewer Dist. RRB:
5.50%, 07/01/2016, (Insd. by FSA)	2,785,000	3,077,174
Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,750,000	4,181,887
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,250,000	1,290,538
Western Carolina Regl. Sewer Auth. South Carolina RRB:
5.375%, 03/01/2018, (Insd. by FSA)	3,040,000	3,290,040
5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	2,083,191

		43,755,621

Total Municipal Obligations (cost $339,740,764)		356,333,831

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $583,843)	583,843	$583,843

Total Investments (cost $340,324,607) 100.0%		356,917,674
Other Assets and Liabilities 0.0%		(173,440)

Net Assets 100.0%		$356,744,234

#	When-issued or delayed delivery security
+	Inverse floating rate security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRRB	Single Family Housing Refunding Revenue Bond

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2006:

South Carolina	91.1%
Puerto Rico	1.8%
District of Columbia	1.8%
Pennsylvania	1.2%
Virginia	1.1%
Texas	0.9%
Virgin Islands	0.8%
Florida	0.6%
Georgia	0.3%
Maryland	0.2%
Non-state specific	0.2%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2006:

AAA	51.8%
AA	27.5%
A	10.6%
BBB	8.8%
NR	1.3%

100.0%

The following table shows the percent of total investments by maturity as of February 28, 2006:

Less than 1 year	2.0%
1 to 3 year(s)	5.8%
3 to 5 years	7.3%
5 to 10 years	27.7%
10 to 20 years	46.9%
20 to 30 years	9.4%
Greater than 30 years	0.9%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006 (unaudited)

Assets
Investments in securities, at value (cost $339,740,764)	$356,333,831
Investments in affiliated money market fund, at value (cost $583,843)	583,843

Total investments	356,917,674
Cash	16,182
Receivable for securities sold	5,935,093
Receivable for Fund shares sold	302,392
Interest receivable	4,690,216
Prepaid expenses and other assets	30,354

Total assets	367,891,911

Liabilities
Dividends payable	992,721
Payable for securities purchased	9,295,134
Payable for Fund shares redeemed	821,443
Advisory fee payable	2,972
Due to other related parties	1,979
Accrued expenses and other liabilities	33,428

Total liabilities	11,147,677

Net assets	$356,744,234

Net assets represented by
Paid-in capital	$339,124,711
Overdistributed net investment income	(138,328)
Accumulated net realized gains on investments	1,164,784
Net unrealized gains on investments	16,593,067

Total net assets	$356,744,234

Net assets consists of
Class A	$52,447,031
Class B	9,874,451
Class C	6,565,547
Class I	287,857,205

Total net assets	$356,744,234

Shares outstanding (unlimited number of shares authorized)
Class A	5,146,165
Class B	968,928
Class C	644,227
Class I	28,245,639

Net asset value per share
Class A	$10.19
Class A — Offering price (based on sales charge of 4.75%)	$10.70
Class B	$10.19
Class C	$10.19

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2006 (unaudited)

Investment income
Interest	$8,540,701
Income from affiliate	67,389

Total investment income	8,608,090

Expenses
Advisory fee	750,632
Distribution Plan expenses
Class A	81,054
Class B	51,241
Class C	32,857
Administrative services fee	177,678
Transfer agent fees	23,754
Trustees’ fees and expenses	2,514
Printing and postage expenses	13,383
Custodian and accounting fees	54,462
Registration and filing fees	22,977
Professional fees	14,608
Other	3,375
Total expenses	1,228,535
Less: Expense reductions	(2,863)
Expense reimbursements	(13,024)

Net expenses	1,212,648

Net investment income	7,395,442

Net realized and unrealized gains or losses on investments
Net realized gains on investments	1,467,485
Net change in unrealized gains or losses on investments	(6,280,489)

Net realized and unrealized gains or losses on investments	(4,813,004)

Net increase in net assets resulting from operations	$2,582,438

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2006		Year Ended
	(unaudited)		August 31, 2005

Operations
Net investment income		$7,395,442		$14,899,743
Net realized gains on investments		1,467,485		952,094
Net change in unrealized gains or losses
on investments		(6,280,489)		(1,436,868)

Net increase in net assets resulting
from operations		2,582,438		14,414,969

Distributions to shareholders from
Net investment income
Class A		(1,053,684)		(2,180,457)
Class B		(163,962)		(369,662)
Class C		(105,114)		(212,642)
Class I		(6,018,045)		(12,175,927)
Net realized gains
Class A		(160,170)		(142,426)
Class B		(30,170)		(29,772)
Class C		(19,191)		(16,557)
Class I		(832,283)		(742,787)

Total distributions to shareholders		(8,382,619)		(15,870,230)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	224,462	2,283,912	670,088	6,935,378
Class B	33,488	343,577	110,029	1,141,111
Class C	57,773	591,481	115,648	1,198,901
Class I	2,433,437	24,846,902	3,313,036	34,288,413

		28,065,872		43,563,803

Net asset value of shares issued in
reinvestment of distributions
Class A	70,157	715,110	127,996	1,325,558
Class B	11,516	117,356	23,100	239,228
Class C	7,684	78,321	14,747	152,712
Class I	63,157	641,787	67,650	699,596

		1,552,574		2,417,094

Automatic conversion of Class B shares
to Class A shares
Class A	33,109	337,622	22,930	238,182
Class B	(33,109)	(337,622)	(22,930)	(238,182)

		0		0

Payment for shares redeemed
Class A	(535,827)	(5,465,304)	(1,115,228)	(11,544,440)
Class B	(73,327)	(748,011)	(244,458)	(2,531,831)
Class C	(66,326)	(676,104)	(164,588)	(1,705,551)
Class I	(2,603,142)	(26,548,938)	(4,822,754)	(49,969,714)

		(33,438,357)		(65,751,536)

Net decrease in net assets resulting from
capital share transactions		(3,819,911)		(19,770,639)

Total decrease in net assets		(9,620,092)		(21,225,900)
Net assets
Beginning of period		366,364,326		387,590,226

End of period	$ 356,744,234		$ 366,364,326

Overdistributed net investment income		$(138,328)		$(192,965)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen South Carolina Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $13,024.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2006, EIS received $5,439 from the sale of Class A shares and $13,146 and $69 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $93,165,572 and $90,405,899, respectively, for the six months ended February 28, 2006.

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $340,520,052. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,423,346 and $25,724, respectively, with a net unrealized appreciation of $16,397,622.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 28, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

27

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial

28

ADDITIONAL INFORMATION (unaudited) continued

resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed below the limited number of comparable funds in the Fund’s peer group for the recently completed one-, three-, and five-year periods In addition, based on information provided by EIMC, the Trustees noted that the Fund had historically been managed principally to provide a high level of current income, and not principally for total return, and that, on that basis, the Fund’s investment performance appeared more favorable and consistent with shareholders’ expectations.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was at the median of fees paid by comparable funds.

29

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565572 rv2 4/2006

Evergreen Virginia Municipal Bond Fund

Evergreen

VIRGINIA MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Virginia Municipal Bond Fund, which covers the six-month period ended February 28, 2006.

Investors in the fixed income markets had to overcome a variety of challenges over the past six months. Questions about the sustainability of economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. Not surprisingly, each of these issues contributed to periodic bouts of market volatility. It is during times such as these that the importance of asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (“GDP”) growth typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling

LETTER TO SHAREHOLDERS continued

the economy to overcome some extremely challenging obstacles.

Perhaps sensing the surprising strength in GDP and having already anticipated the bout of inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period of time, Evergreen’s Investment Strategy Committee concluded that the central bank was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Monetary policymakers remained transparent in their public statements about their intentions, yet long-term market interest rates remained relatively low. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, and given our forecast for a moderation in global growth, we determined that long-term pricing pressures were insufficient to halt the expansion. Moreover, we attributed the extent of the yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax advantaged market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. Further, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

LETTER TO SHAREHOLDERS continued

We continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of February 28, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Charles E. Jeanne, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/2/1993

	Class A	Class B	Class C	Class I
Class inception date	07/02/1993	07/02/1993	3/27/2002	2/28/1994

Nasdaq symbol	EGVRX	EVABX	EVACX	EGVZX

6-month return with sales charge	-3.94%	-4.41%	-0.45%	N/A

6-month return w/o sales charge	0.88%	0.54%	0.54%	1.03%

Average annual return*

1-year with sales charge	-2.27%	-3.03%	0.92%	N/A

1-year w/o sales charge	2.62%	1.90%	1.90%	2.92%

5-year	3.27%	3.18%	3.70%	4.57%

10-year	4.42%	4.16%	4.64%	5.21%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Virginia Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	09/01/2005	02/28/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,008.85	$ 4.33
Class B	$ 1,000.00	$ 1,005.36	$ 8.05
Class C	$ 1,000.00	$ 1,005.36	$ 8.05
Class I	$ 1,000.00	$ 1,010.35	$ 3.09
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.48	$ 4.36
Class B	$ 1,000.00	$ 1,016.76	$ 8.10
Class C	$ 1,000.00	$ 1,016.76	$ 8.10
Class I	$ 1,000.00	$ 1,021.72	$ 3.11

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.87% for Class A, 1.62% for Class B, 1.62% for Class C and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.36	$ 10.45	$ 10.31	$ 10.48	$ 10.36	$ 9.95

Income from investment operations
Net investment income (loss)	0.20	0.41	0.40	0.41	0.45	0.46
Net realized and unrealized gains or losses on investments	(0.11)	(0.09)	0.14	(0.17)	0.12	0.41

Total from investment operations	0.09	0.32	0.54	0.24	0.57	0.87

Distributions to shareholders from
Net investment income	(0.20)	(0.41)	(0.40)	(0.41)	(0.45)	(0.46)

Net asset value, end of period	$ 10.25	$ 10.36	$ 10.45	$ 10.31	$ 10.48	$ 10.36

Total return[1]	0.88%	3.09%	5.31%	2.32%	5.67%	9.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$65,011	$68,171	$71,898	$76,374	$77,477	$55,863
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.87%[2]	0.90%	0.92%	0.89%	0.88%	0.85%
Expenses excluding waivers/reimbursements
and expense reductions	0.92%[2]	0.92%	0.92%	0.89%	0.89%	0.85%
Net investment income (loss)	4.02%[2]	3.91%	3.82%	3.92%	4.33%	4.59%
Portfolio turnover rate	22%	23%	23%	26%	19%	20%

[1]	Excluding applicable sales charges

[2]	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.36	$ 10.45	$ 10.31	$ 10.48	$ 10.36	$ 9.95

Income from investment operations
Net investment income (loss)	0.17	0.33	0.33	0.34	0.37	0.39
Net realized and unrealized gains or losses on investments	(0.12)	(0.09)	0.14	(0.17)	0.12	0.41

Total from investment operations	0.05	0.24	0.47	0.17	0.49	0.80

Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.33)	(0.34)	(0.37)	(0.39)

Net asset value, end of period	$ 10.25	$ 10.36	$ 10.45	$ 10.31	$ 10.48	$ 10.36

Total return[1]	0.54%	2.37%	4.57%	1.58%	4.88%	8.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,358	$19,173	$21,836	$26,841	$22,293	$17,938
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62%[2]	1.62%	1.62%	1.62%	1.63%	1.60%
Expenses excluding waivers/reimbursements
and expense reductions	1.62%[2]	1.62%	1.62%	1.62%	1.64%	1.60%
Net investment income (loss)	3.27%[2]	3.19%	3.14%	3.18%	3.58%	3.83%
Portfolio turnover rate	22%	23%	23%	26%	19%	20%

[1]	Excluding applicable sales charges

[2]	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS C	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$10.36	$10.45	$10.31	$10.48	$10.13

Income from investment operations
Net investment income (loss)	0.16	0.33	0.33	0.34	0.16
Net realized and unrealized gains or losses on investments	(0.11)	(0.09)	0.14	(0.17)	0.35

Total from investment operations	0.05	0.24	0.47	0.17	0.51

Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.33)	(0.34)	(0.16)

Net asset value, end of period	$10.25	$10.36	$10.45	$10.31	$10.48

Total return[2]	0.54%	2.37%	4.57%	1.58%	5.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,260	$3,091	$4,021	$5,079	$ 828
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.62%[3]	1.62%	1.62%	1.62%	1.63%[3]
Expenses excluding waivers/reimbursements
and expense reductions	1.62%[3]	1.62%	1.62%	1.62%	1.64%[3]
Net investment income (loss)	3.28%[3]	3.19%	3.13%	3.14%	3.10%[3]
Portfolio turnover rate	22%	23%	23%	26%	19%

[1]	For the period from March 27, 2002 (commencement of class operations), to August 31, 2002.

[2]	Excluding applicable sales charges

[3]	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.36	$ 10.45	$ 10.31	$ 10.48	$ 10.36	$ 9.95

Income from investment operations
Net investment income (loss)	0.22	0.44[2]	0.43	0.44	0.48	0.49
Net realized and unrealized gains or losses on investments	(0.11)	(0.09)	0.14	(0.17)	0.12	0.41

Total from investment operations	0.11	0.35	0.57	0.27	0.60	0.90

Distributions to shareholders from
Net investment income	(0.22)	(0.44)	(0.43)	(0.44)	(0.48)	(0.49)

Net asset value, end of period	$ 10.25	$ 10.36	$ 10.45	$ 10.31	$ 10.48	$ 10.36

Total return	1.03%	3.40%	5.62%	2.59%	5.93%	9.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$180,489	$187,243	$201,136	$209,094	$220,921	$100,114
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.62%[3]	0.62%	0.62%	0.62%	0.62%	0.61%
Expenses excluding waivers/reimbursements
and expense reductions	0.62%[3]	0.62%	0.62%	0.62%	0.63%	0.61%
Net investment income (loss)	4.27%[3]	4.19%	4.12%	4.19%	4.56%	4.84%
Portfolio turnover rate	22%	23%	23%	26%	19%	20%

[1]	Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]	Net investment income (loss) per share is based on average shares outstanding during the period.

[3]	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.3%
AIRPORT 5.8%
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.00%, 10/01/2035	$5,000,000	$5,221,450
5.50%, 10/01/2012	750,000	817,538
5.75%, 10/01/2017	1,860,000	2,037,872
5.75%, 10/01/2018	6,680,000	7,318,808

		15,395,668

COMMUNITY DEVELOPMENT DISTRICT 3.0%
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 04/01/2026	6,275,000	6,613,034
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	730,000	762,303
6.625%, 07/01/2025	500,000	524,540

		7,899,877

CONTINUING CARE RETIREMENT COMMUNITY 2.9%
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Mtge. RB, Lucy Corr Nursing Home Proj.,
5.875%, 12/01/2021, (Insd. by GNMA)	500,000	519,145
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A,
6.90%, 07/01/2019	905,000	940,612
Henrico Cnty., VA EDA Residential Care Facs. RB, Baptist Homes, Ser. A, 4.50%,
07/01/2010	1,000,000	1,000,560
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj., Ser. B,
5.00%, 08/01/2028	5,000,000	5,168,000

		7,628,317

EDUCATION 5.7%
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%,
01/01/2021	1,750,000	1,874,092
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program, Ser. A, 5.25%, 02/01/2017	3,920,000	4,210,315
Pub. Higher Ed. Fin. Program, Ser. A, 5.00%, 09/01/2023	3,000,000	3,213,270
Washington & Lee Univ. Proj., 5.25%, 01/01/2026, (Insd. by MBIA)	2,550,000	2,919,087
Virginia Pub. Sch. Auth. RB, Sch. Fin., Ser. A:
5.00%, 08/01/2013	1,250,000	1,341,288
5.125%, 08/01/2011	1,370,000	1,465,667

		15,023,719

GENERAL OBLIGATION - LOCAL 9.5%
Fairfax Cnty., VA GO, Pub. Impt., Ser. A:
5.125%, 06/01/2014	1,170,000	1,234,958
5.25%, 06/01/2018	2,110,000	2,232,823
King George Cnty., VA IDA Lease GO, King George Cnty. Sch. Proj., 6.40%,
08/01/2016	700,000	718,095
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	830,333
Manassas, VA GO, Ser. A, 5.00%, 01/01/2012	1,000,000	1,046,900

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Newport News, VA GO:
5.75%, 01/15/2017	$1,940,000	$2,017,464
Ser. B, 5.25%, 02/01/2017	5,815,000	6,490,180
Norfolk, VA GO, Refunding & Capital Impt., 5.00%, 07/01/2010	710,000	740,424
Portsmouth, VA GO, Refunding & Pub. Impt., Ser. A, 5.50%, 06/01/2018,
(Insd. by FGIC)	415,000	432,409
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,188,040
5.50%, 01/15/2017, (Insd. by FSA)	500,000	542,610
Stafford Cnty., VA GO, Refunding, 5.50%, 01/01/2017	1,100,000	1,195,876
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,738,193
Suffolk, VA GO, 5.00%, 12/01/2025	1,170,000	1,250,028
Virginia Beach, VA GO, 5.40%, 07/15/2009	1,575,000	1,669,972

		25,328,305

GENERAL OBLIGATION - STATE 0.5%
Commonwealth of Puerto Rico GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,394,244

HOSPITAL 10.7%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	2,655,000	2,881,233
5.50%, 07/01/2011	1,410,000	1,518,471
5.50%, 07/01/2015	680,000	746,123
5.50%, 07/01/2017	1,425,000	1,563,567
5.50%, 07/01/2018	1,000,000	1,097,240
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2030	1,000,000	1,020,730
Fairfax Cnty., VA IDA RB, INOVA Hlth. Sys. Proj., 5.875%, 08/15/2016	370,000	381,585
Hanover Cnty., VA IDA RB, Mem. Regl. Med. Ctr. Proj., 6.50%, 08/15/2008, (Insd.
by MBIA)	2,360,000	2,518,521
Henrico Cnty., VA IDA RRB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010,
(Insd. by MBIA)	2,000,000	2,057,020
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, Ser. B, SAVRS,
3.35%, 07/01/2030	1,000,000	1,000,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. Cecil Cnty. Proj.,
5.00%, 07/01/2040	2,400,000	2,463,840
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,724,700
5.50%, 07/01/2018	3,670,000	3,966,903
St. Paul, MN Hsg. & Redev. Auth. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	1,500,000	1,618,965
Virginia Beach, VA IDA RRB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,304,000
Virginia Beach, VA RB, Gen. Hosp. Proj., 5.00%, 02/15/2007, (Insd. by AMBAC)	500,000	507,135

		28,370,033

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 3.5%
Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham Vlg. Apts., 4.875%,
07/01/2006	$80,000	$80,075
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032,
(Insd. by FNMA)	1,900,000	1,992,036
Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB, Hsg. for the Elderly, 6.00%,
09/01/2016, (Insd. by FHA)	500,000	513,780
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%,
04/01/2017, (LOC: PNC Finl. Svcs. Group, Inc. & Insd. by FSA)	500,000	515,920
Portsmouth, VA Redev. & Hsg. Auth. MHRB, Ser. A, 6.30%, 09/01/2026,
(Insd. by FNMA)	640,000	657,446
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	1,000,000	1,024,810
Ser. C, 7.00%, 07/01/2029	1,865,000	1,808,155
Virginia HDA MHRB:
Ser. H:
5.55%, 05/01/2015	1,000,000	1,034,000
6.00%, 05/01/2010	500,000	509,570
Ser. I, 5.45%, 05/01/2018	500,000	520,015
Ser. O, 6.05%, 11/01/2017	500,000	514,740

		9,170,547

INDUSTRIAL DEVELOPMENT REVENUE 3.1%
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
Ser. A, FRN, 2.35%, 09/01/2030	5,000,000	4,907,500
Peninsula Port Auth. of Virginia RRB, CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,228,940
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,022,030

		8,158,470

LEASE 5.4%
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB:
James Lee Cmnty. Ctr., 5.25%, 06/01/2019	1,000,000	1,067,970
Mott & Gum Springs Cmnty. Ctr., 5.35%, 06/01/2006	250,000	251,228
Lexington Cnty., SC Sch. Facs. RB, Sch. Dist. No. 1, 5.25%, 12/01/2027	1,470,000	1,553,820
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,095,700
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,227,184
Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,441,412
Montgomery Cnty., VA IDA Lease RRB:
Ser. A, 5.00%, 03/01/2019, (Insd. by AMBAC)	1,145,000	1,227,314
Ser. B, 5.00%, 03/01/2021, (Insd. by AMBAC)	1,490,000	1,591,305
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.375%, 02/01/2017,
(Insd. by AMBAC)	1,055,000	1,142,649
Prince William Cnty., VA IDA Lease RRB, American Type Culture Collection Proj.,
5.25%, 02/01/2018	1,175,000	1,316,740
Virginia Biotechnology Research Park RB, Biotech Five Proj., Ser. A, 5.25%,
10/01/2014	1,540,000	1,546,206

		14,461,528

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 30.6%
Arlington Cnty., VA GO, Pub. Impt., 5.25%, 06/01/2014	$1,000,000	$1,055,380
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts.:
Ser. A, 5.35%, 07/01/2018	2,000,000	2,117,880
Ser. B, 6.50%, 07/01/2024	1,600,000	1,723,984
Bristol, VA Util. Sys. GO, 5.50%, 11/01/2018, (Insd. by FSA)	1,595,000	1,825,589
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,163,140
Brunswick Cnty., VA IDA Correctional Facs. Lease RB:
5.65%, 07/01/2009, (Insd. by MBIA)	2,215,000	2,276,245
5.75%, 07/01/2011, (Insd. by MBIA)	2,930,000	3,012,011
Chesapeake, VA GO, Pub. Impt., 5.375%, 05/01/2010	3,000,000	3,070,290
Chesterfield Cnty., VA GO:
5.75%, 01/15/2016	1,700,000	1,838,108
5.75%, 01/15/2017	1,000,000	1,081,240
Culpeper Cnty., VA Sch. Auth. GO, 6.00%, 01/15/2019, (Insd. by FSA)	1,640,000	1,802,327
Fairfax Cnty., VA Water Auth. RB:
5.625%, 07/15/2011	2,605,000	2,679,190
5.625%, 04/01/2017	1,640,000	1,787,272
6.125%, 04/01/2016	1,545,000	1,711,396
Greenville, SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for
Tomorrow Proj., 6.00%, 12/01/2020	750,000	853,440
Hampton, VA GO, Pub. Impt.:
5.75%, 02/01/2013	1,125,000	1,236,983
5.75%, 02/01/2016	1,960,000	2,155,098
Loudoun Cnty., VA GO, Pub. Impt., Ser. C:
5.20%, 12/01/2013	1,715,000	1,834,484
5.25%, 12/01/2014	1,000,000	1,071,420
Norfolk, VA GO, 5.25%, 06/01/2011	3,000,000	3,044,520
Peumansend Creek, VA Regl. Jail Auth. RB, 5.75%, 06/01/2017, (Insd. by MBIA)	1,300,000	1,350,076
Portsmouth, VA GO, Refunding & Pub. Impt., Ser. A, 5.50%, 06/01/2018,
(Insd. by FGIC)	1,085,000	1,133,413
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	546,090
Roanoke, VA GO, Pub. Impt.:
6.00%, 10/01/2013	1,730,000	1,907,117
6.00%, 10/01/2014	1,835,000	2,022,867
6.00%, 10/01/2015	1,950,000	2,149,641
6.00%, 10/01/2016	2,070,000	2,281,927
Suffolk, VA GO:
5.70%, 06/01/2010, (Insd. by AMBAC)	250,000	256,475
5.90%, 06/01/2013, (Insd. by AMBAC)	750,000	769,800
Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.375%, 08/15/2027	1,500,000	1,733,910
Virginia Cmnwlth. Univ. RB, Ser. A, 5.75%, 05/01/2021	2,000,000	2,048,140
Virginia College Bldg. Auth. Edl. Facs. RB, 21st Century College Program:
5.00%, 08/01/2008	500,000	513,415
5.00%, 08/01/2015	500,000	515,910

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Virginia Polytechnic Institute & State Univ. RB, Univ. Svcs. Sys., Ser. C, 5.50%,
06/01/2016	$1,500,000	$1,538,085
Virginia Pub. Bldg. Auth. Pub. Facs. RB:
Ser. A:
5.50%, 08/01/2013	3,335,000	3,605,702
5.50%, 08/01/2015	2,000,000	2,162,340
6.00%, 08/01/2011	1,000,000	1,101,500
Ser. B, 5.50%, 08/01/2014	515,000	548,593
Virginia Pub. Sch. Auth. RB, Sch. Fin.:
Ser. A, 5.50%, 08/01/2015	1,500,000	1,634,625
Ser. B:
5.125%, 08/01/2014	6,345,000	6,518,536
5.50%, 08/01/2011	1,405,000	1,509,139
Virginia Pub. Sch. Auth. RRB, Sch. Fin., Ser. I:
5.00%, 08/01/2012	2,000,000	2,063,640
5.10%, 08/01/2013	4,650,000	4,804,380
Virginia Resource Water & Sewer Auth. RB, Sussex Cnty. Proj., Ser. A, 5.60%,
10/01/2025	1,000,000	1,033,930

		81,089,248

PUBLIC FACILITIES 4.5%
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.625%,
07/15/2017	1,000,000	1,043,950
Prince William Cnty., VA IDA RB, American Type Culture Collection Proj., 6.00%,
02/01/2014	50,000	51,069
Virginia Biotechnology Research Park RB, Consolidated Laboratories Proj.,
5.125%, 09/01/2016	1,235,000	1,317,980
Virginia Bldg. Auth. Pub. Facs. RRB:
Ser. A:
5.00%, 08/01/2009	3,000,000	3,130,320
6.00%, 08/01/2009	1,000,000	1,078,230
Ser. D, 5.00%, 08/01/2016	5,000,000	5,396,050

		12,017,599

RESOURCE RECOVERY 1.5%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj.,
5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	3,950,970

SPECIAL TAX 1.6%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,040,670
5.50%, 10/01/2018	2,000,000	2,084,100
5.50%, 10/01/2022	1,000,000	1,039,550

		4,164,320

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 4.0%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.75%, 10/01/2024, (Insd. by ACA Financial Guaranty)	$1,000,000	$1,089,140
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,694,411
Virginia Cmnwlth. Trans. Board RB, Northern Virginia Trans. Dist. Program, Ser. B,
7.25%, 05/15/2020	1,700,000	1,792,548
Virginia Port Auth. Cmnwlth. Fund RB:
5.50%, 07/01/2018	3,000,000	3,248,490
5.90%, 07/01/2016	750,000	763,432
Washington, DC Metro. Area Transit Auth. RRB, 6.00%, 07/01/2007, (Insd. by
FGIC)	1,000,000	1,033,630

		10,621,651

WATER & SEWER 7.0%
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	390,000	392,239
Chesterfield Cnty., VA Water & Sewer RRB, 6.375%, 11/01/2007	130,000	130,335
Fairfax Cnty., VA Water Auth. RB, 6.00%, 04/01/2022	1,265,000	1,323,038
Henrico Cnty., VA Water & Sewer RB, 5.70%, 05/01/2008	285,000	286,075
Spotsylvania Cnty., VA Water & Sewer RRB, 5.00%, 06/01/2026	2,500,000	2,659,850
Virginia Beach, VA Water & Sewer RB, 5.75%, 08/01/2016	1,735,000	1,893,475
Virginia Resource Auth. Clean Water RB, State Revolving Fund:
5.375%, 10/01/2022	675,000	728,528
5.50%, 10/01/2015	2,150,000	2,331,804
5.75%, 10/01/2019	180,000	197,114
5.875%, 10/01/2014	1,250,000	1,375,425
6.00%, 10/01/2016	3,965,000	4,383,704
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	1,290,000	1,365,388
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,398,374

		18,465,349

Total Municipal Obligations (cost $251,528,478)		263,139,845

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Municipal Money Market Fund ø (cost $30,976)	30,976	30,976

Total Investments (cost $251,559,454) 99.3%		263,170,821
Other Assets and Liabilities 0.7%		1,947,657

Net Assets 100.0%		$265,118,478

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities

The following table shows the percent of total investments by geographic location as of February 28, 2006:

Virginia	86.3%
District of Columbia	6.2%
South Carolina	1.6%
Virgin Islands	1.6%
Maryland	1.4%
Puerto Rico	0.7%
Minnesota	0.6%
Delaware	0.4%
Florida	0.4%
Georgia	0.4%
Louisiana	0.4%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2006:

AAA	41.3%
AA	39.1%
A	9.3%
BBB	3.5%
NR	6.8%

100.0%

The following table shows the percent of total investments by maturity as of February 28, 2006:

Less than 1 year	11.2%
1 to 3 year(s)	10.9%
3 to 5 years	17.6%
5 to 10 years	11.5%
10 to 20 years	38.8%
20 to 30 years	9.1%
Greater than 30 years	0.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006 (unaudited)

Assets
Investments in securities, at value (cost $251,528,478)	$263,139,845
Investments in affiliated money market fund, at value (cost $30,976)	30,976

Total investments	263,170,821
Receivable for Fund shares sold	54,410
Interest receivable	2,944,210
Prepaid expenses and other assets	14,059

Total assets	266,183,500

Liabilities
Dividends payable	652,276
Payable for Fund shares redeemed	374,541
Advisory fee payable	1,626
Due to other related parties	1,189
Accrued expenses and other liabilities	35,390

Total liabilities	1,065,022

Net assets	$265,118,478

Net assets represented by
Paid-in capital	$254,863,300
Overdistributed net investment income	(151,675)
Accumulated net realized losses on investments	(1,204,514)
Net unrealized gains on investments	11,611,367

Total net assets	$265,118,478

Net assets consists of
Class A	$65,011,253
Class B	17,357,971
Class C	2,260,167
Class I	180,489,087

Total net assets	$265,118,478

Shares outstanding (unlimited number of shares authorized)
Class A	6,343,223
Class B	1,693,755
Class C	220,543
Class I	17,612,202

Net asset value per share
Class A	$10.25
Class A — Offering price (based on sales charge of 4.75%)	$10.76
Class B	$10.25
Class C	$10.25
Class I	$10.25

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2006 (unaudited)

Investment income
Interest	$6,544,199
Income from affiliate	38,811

Total investment income	6,583,010

Expenses
Advisory fee	565,076
Distribution Plan expenses
Class A	98,468
Class B	91,582
Class C	12,758
Administrative services fee	133,757
Transfer agent fees	39,928
Trustees’ fees and expenses	2,043
Printing and postage expenses	13,759
Custodian and accounting fees	41,701
Registration and filing fees	23,342
Professional fees	14,008
Other	3,865

Total expenses	1,040,287
Less: Expense reductions	(2,105)
Expense reimbursements	(15,818)

Net expenses	1,022,364

Net investment income	5,560,646

Net realized and unrealized gains or losses on investments
Net realized gains on investments	822,056
Net change in unrealized gains or losses on investments	(3,859,794)

Net realized and unrealized gains or losses on investments	(3,037,738)

Net increase in net assets resulting from operations	$2,522,908

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2006		Year Ended
	(unaudited)		August 31, 2005

Operations
Net investment income		$5,560,646		$11,577,108
Net realized gains on investments		822,056		231,527
Net change in unrealized gains or losses
on investments		(3,859,794)		(2,774,400)

Net increase in net assets resulting from
operations		2,522,908		9,034,235

Distributions to shareholders from
Net investment income
Class A		(1,290,615)		(2,675,212)
Class B		(295,988)		(662,402)
Class C		(41,365)		(121,360)
Class I		(3,863,129)		(8,176,210)

Total distributions to shareholders		(5,491,097)		(11,635,184)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	267,280	2,733,744	706,019	7,317,452
Class B	64,990	667,082	78,493	816,390
Class C	1,912	19,711	7,063	73,566
Class I	897,782	9,224,943	2,148,818	22,333,445

		12,645,480		30,540,853

Net asset value of shares issued in
reinvestment of distributions
Class A	83,227	852,863	169,376	1,759,820
Class B	20,559	210,679	44,037	457,546
Class C	1,973	20,221	5,698	59,201
Class I	6,766	69,337	13,550	140,817

		1,153,100		2,417,384

Automatic conversion of Class B shares
to Class A shares
Class A	73,781	755,339	66,603	692,284
Class B	(73,781)	(755,339)	(66,603)	(692,284)

		0		0

Payment for shares redeemed
Class A	(662,161)	(6,791,211)	(1,239,420)	(12,895,540)
Class B	(169,056)	(1,731,852)	(293,921)	(3,054,656)
Class C	(81,763)	(841,644)	(99,005)	(1,026,429)
Class I	(1,369,380)	(14,025,507)	(3,328,497)	(34,592,549)

		(23,390,214)		(51,569,174)

Net decrease in net assets resulting from
capital share transactions		(9,591,634)		(18,610,937)

Total decrease in net assets		(12,559,823)		(21,211,886)
Net assets
Beginning of period		277,678,301		298,890,187

End of period	$ 265,118,478		$ 277,678,301

Overdistributed net investment income		$(151,675)		$(221,224)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Virginia Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $ 15,818.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2006, EIS received $3,818 from the sale of Class A shares and $17,218 in contingent deferred sales charges from redemptions of Class B shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $59,111,068 and $65,644,475, respectively, for the six months ended February 28, 2006.

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $251,592,364. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,659,643 and $81,186, respectively, with a net unrealized appreciation of $11,578,457.

As of August 31, 2005, the Fund had $1,993,660 in capital loss carryovers for federal income tax purposes with $1,895,098 expiring in 2009, $45,710 expiring in 2011 and $52,852 expiring in 2012.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 28, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial

ADDITIONAL INFORMATION (unaudited) continued

resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the fifth quintile over recently completed one-, three- and five-year periods. In addition, based on information provided by EIMC, the Trustees noted that the Fund had historically been managed principally to provide a high level of current income, and not principally for total return, and that, on that basis, the Fund’s investment performance appeared more favorable and consistent with shareholders’ expectations.Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was at the median of fees paid by comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

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Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

565573 rv3 4/2006

Evergreen Investments®

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565573 rv3   4/2006

Evergreen Alabama Municipal Bond Fund

Evergreen

ALABAMA MUNICIPAL BOND FUND

Semiannual Report
as of February 28, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Alabama Municipal Bond Fund, which covers the six-month period ended February 28, 2006.

Investors in the fixed income markets had to overcome a variety of challenges over the past six months. Questions about the sustainability of economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. Not surprisingly, each of these issues contributed to periodic bouts of market volatility. It is during times such as these that the importance of asset allocation becomes increasingly evident, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from these diversification strategies.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (“GDP”) growth typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling

1

LETTER TO SHAREHOLDERS continued

the economy to overcome some extremely challenging obstacles.

Perhaps sensing the surprising strength in GDP and having already anticipated the bout of inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period of time, Evergreen’s Investment Strategy Committee concluded that the central bank was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Monetary policymakers remained transparent in their public statements about their intentions, yet long-term market interest rates remained relatively low. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, and given our forecast for a moderation in global growth, we determined that long-term pricing pressures were insufficient to halt the expansion. Moreover, we attributed the extent of the yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax advantaged market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. Further, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

2

LETTER TO SHAREHOLDERS continued

We continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of February 28, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Richard K. Marrone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/1/1989

	Class A	Class B	Class C	Class I
Class inception date	3/18/2005	3/18/2005	3/18/2005	8/20/1999

Nasdaq symbol	EALAX	EALBX	EALZX	EALYX

6-month return with sales charge	-4.28%	-4.83%	-0.88%	N/A

6-month return w/o sales charge	0.45%	0.11%	0.11%	0.60%

Average annual return*

1-year with sales charge	-2.70%	-3.49%	0.46%	N/A

1-year w/o sales charge	2.11%	1.44%	1.44%	2.40%

5-year	3.21%	3.74%	4.08%	4.28%

10-year	3.83%	4.27%	4.27%	4.37%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 3/21/2005 is based on the fund’s predecessor fund, SouthTrust Alabama Tax-Free Income Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not, and the fund’s predecessor fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Prior to 8/20/1999, the returns for SouthTrust Alabama Tax-Free Income Fund are based on it’s predecessor common trust fund’s (CTF) performance adjusted for mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Alabama Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of February 28, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2005	2/28/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,004.54	$ 4.37
Class B	$ 1,000.00	$ 1,001.06	$ 8.14
Class C	$ 1,000.00	$ 1,001.06	$ 8.09
Class I	$ 1,000.00	$ 1,006.03	$ 3.13
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.43	$ 4.41
Class B	$ 1,000.00	$ 1,016.66	$ 8.20
Class C	$ 1,000.00	$ 1,016.71	$ 8.15
Class I	$ 1,000.00	$ 1,021.67	$ 3.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.88% for Class A, 1.64% for Class B, 1.63% for Class C and 0.63% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28, 2006	Year Ended	Year Ended
CLASS A	(unaudited)	August 31, 2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.18	0.12	0.06
Net realized and unrealized gains or losses on investments	(0.13)	0	0.01

Total from investment operations	0.05	0.12	0.07

Distributions to shareholders from
Net investment income	(0.18)	(0.12)	(0.06)
Net realized gains	(0.01)	0	0

Total distributions to shareholders	(0.19)	(0.12)	(0.06)

Net asset value, end of period	$10.38	$10.52	$10.52

Total return[3]	0.45%	1.12%	0.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,592	$ 984	$ 41
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.88%[4]	0.89%[4]	0.84%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.15%[4]	1.23%[4]	0.93%[4]
Net investment income (loss)	3.51%[4]	3.26%[4]	3.02%[4]
Portfolio turnover rate	22%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28, 2006	Year Ended	Year Ended
CLASS B	(unaudited)	August 31, 2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.14	0.09[3]	0.03[3]
Net realized and unrealized gains or losses on investments	(0.13)	0	0.03

Total from investment operations	0.01	0.09	0.06

Distributions to shareholders from
Net investment income	(0.14)	(0.09)	(0.05)
Net realized gains	(0.01)	0	0

Total distributions to shareholders	(0.15)	(0.09)	(0.05)

Net asset value, end of period	$10.38	$10.52	$10.52

Total return[4]	0.11%	0.88%	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 64	$ 17	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.64%[5]	1.61%[5]	1.49%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.86%[5]	1.91%[5]	1.54%[5]
Net investment income (loss)	2.85%[5]	2.48%[5]	2.61%[5]
Portfolio turnover rate	22%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	February 28, 2006	Year Ended	Year Ended
CLASS C	(unaudited)	August 31, 2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$10.52	$10.52	$10.51

Income from investment operations
Net investment income (loss)	0.14	0.09	0.05
Net realized and unrealized gains or losses on investments	(0.13)	0	0.01

Total from investment operations	0.01	0.09	0.06

Distributions to shareholders from
Net investment income	(0.14)	(0.09)	(0.05)
Net realized gains	(0.01)	0	0

Total distributions to shareholders	(0.15)	(0.09)	(0.05)

Net asset value, end of period	$10.38	$10.52	$10.52

Total return[3]	0.11%	0.88%	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,313	$ 687	$ 109
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.63%[4]	1.62%[4]	1.09%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.85%[4]	1.92%[4]	1.10%[4]
Net investment income (loss)	2.74%[4]	2.48%[4]	(0.41%)[4]
Portfolio turnover rate	22%	33%	34%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended	Year Ended April 30,
	February 28, 2006	August 31,
CLASS I	(unaudited)	2005[1]	2005[2]	2004[2]	2003[2]	2002[2,3]	2001[2]

Net asset value, beginning of period	$ 10.52	$ 10.52	$ 10.56	$ 10.82	$ 10.54	$ 10.35	$ 9.87

Income from investment operations
Net investment income (loss)	0.19	0.13	0.37	0.37	0.40	0.40	0.43
Net realized and unrealized gains
or losses on investments	(0.13)	0	0.01	(0.20)	0.48	0.26	0.47

Total from investment operations	0.06	0.13	0.38	0.17	0.88	0.66	0.90

Distributions to shareholders from
Net investment income	(0.19)	(0.13)	(0.36)	(0.37)	(0.41)	(0.42)	(0.42)
Net realized gains	(0.01)	0	(0.06)	(0.06)	(0.19)	(0.05)	0

Total distributions to shareholders	(0.20)	(0.13)	(0.42)	(0.43)	(0.60)	(0.47)	(0.42)

Net asset value, end of period	$ 10.38	$ 10.52	$ 10.52	$ 10.56	$ 10.82	$ 10.54	$ 10.35

Total return	0.60%	1.22%	3.62%	1.55%[4]	8.53%[4]	6.44%[4]	9.27%[4]

Ratios and supplemental data
Net assets, end of period (thousands)	$50,557	$51,254	$56,105	$60,787	$55,940	$55,456	$52,546
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.63%[5]	0.63%[5]	0.66%	0.63%	0.61%	0.64%	0.63%
Expenses excluding waivers/reimbursements
and expense reductions	0.85%[5]	0.93%[5]	1.18%	1.18%	1.16%	1.22%	1.23%
Net investment income (loss)	3.75%[5]	3.55%[5]	3.41%	3.44%	3.67%	3.96%	4.19%
Portfolio turnover rate	22%	33%	34%	11%	24%	50%	14%

1 For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

2 Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Alabama Tax-Free Income Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to March 21, 2005 are those of SouthTrust Fund.

3 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 were an increase in net investment income per share of $0.01; a decrease in net realized gains or losses per share of $0.01; and an increase to the ratio of net investment income to average net assets of 0.01%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation .

4 Excluding any sales charges applicable to SouthTrust Fund.

5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.2%
COMMUNITY DEVELOPMENT DISTRICT 1.9%
Henderson, NV Local Impt. Dist. RB, 4.90%, 03/01/2017	$1,000,000	$1,000,460

EDUCATION 6.8%
Alabama Board of Ed. RB, Shelton State Cmnty. College, 5.00%, 10/01/2006,
(Insd. by MBIA)	500,000	504,780
Alabama Pub. Sch. & College Auth. RB, Ser. A, 5.00%, 02/01/2012	1,165,000	1,235,121
Auburn Univ., Alabama Gen. Fee RB, 5.25%, 06/01/2016	1,750,000	1,891,873

		3,631,774

ELECTRIC REVENUE 1.0%
Puerto Rico Elec. Power Auth. RB, Ser. DD, 5.00%, 07/01/2009, (Insd. by FSA)	500,000	524,540

GENERAL OBLIGATION - LOCAL 16.4%
Birmingham, AL GO, Refunding and Capital Impt., Ser. B, 5.25%, 12/01/2022	500,000	540,105
Gulf Shores, AL GO Warrants, Ser. B, 5.00%, 12/15/2024	2,065,000	2,196,437
Huntsville, AL GO Warrants, Ser. D, 5.25%, 11/01/2009	1,000,000	1,053,830
Jefferson Cnty., AL GO Warrants, 5.20%, 02/15/2012	1,000,000	1,057,730
Mobile Cnty., AL GO Warrants, Board of Sch. Commissioners, Ser. B, 5.00%,
03/01/2006, (Insd. by AMBAC)	1,000,000	1,000,130
Shelby Cnty., AL GO Warrants, Board of Ed., Ser. A, 4.75%, 02/01/2009,
(Insd. by AMBAC)	750,000	775,830
Tuscaloosa, AL GO Warrants:
5.55%, 01/01/2015	1,000,000	1,077,670
5.75%, 01/01/2019	1,000,000	1,082,170

		8,783,902

GENERAL OBLIGATION - STATE 10.0%
Alabama GO:
Parks Sys. Impt. Corp., Ser. C:
5.25%, 06/01/2009	1,410,000	1,487,198
5.50%, 06/01/2010	600,000	647,304
Ser. A, 5.00%, 06/01/2012	1,000,000	1,055,690
Puerto Rico Muni. Fin. Agcy. GO, Ser. A, 5.00%, 08/01/2019	2,000,000	2,165,500

		5,355,692

HOSPITAL 16.4%
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A,
5.25%, 11/15/2020	2,000,000	2,086,440
Birmingham-Carraway, AL Spl. Care Facs. Fin. Auth. RB, Methodist Hlth. Sys.,
Ser. A, 5.875%, 08/15/2015	750,000	766,410
Huntsville, AL Hlth. Care Auth. RB, Ser. B, 5.75%, 06/01/2032	3,020,000	3,219,320
Lauderdale Cnty. & Florence, AL Hlth. Care Auth. RB, Coffee Hlth. Group, Ser. A,
6.00%, 07/01/2013, (Insd. by MBIA)	500,000	553,595
Montgomery, AL Baptist Med. Ctr. Spl. Care Facs. Fin. Auth. RB, Ser. A, 5.20%,
05/01/2013	1,000,000	1,061,410
University of Alabama RB, Univ. Hosp., Ser. A, 5.40%, 09/01/2013, (Insd. by
MBIA)	1,000,000	1,077,300

		8,764,475

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 4.4%
Courtland, AL IDA PCRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 06/01/2025	$ 1,500,000	$1,517,625
Mobile, AL IDA PCRB, Intl. Paper Co. Proj., Ser. B, 4.75%, 04/01/2010	800,000	812,144

		2,329,769

LEASE 10.3%
Alabama Bldg. Renovation Fin. Auth. RRB, 5.25%, 09/01/2007, (Insd. by
AMBAC)	1,020,000	1,046,561
Alabama Pub. Hlth. Care Auth. Mtge. RB, 6.00%, 10/01/2025, (Insd. by MBIA)	530,000	541,830
Elmore Cnty., AL Ltd. Obl. Sch. RRB Warrants, 5.00%, 02/01/2023	2,195,000	2,327,863
Montgomery, AL Downtown Redev. Auth. RRB, State of Alabama Proj., 5.00%,
10/01/2010	1,500,000	1,588,095

		5,504,349

SALES TAX 5.8%
Alabama Pub. Sch. & College RB, Ser. C, 5.00%, 05/01/2012, (Insd. by FSA)	1,000,000	1,066,470
Baldwin Cnty., AL Board of Ed. RB Warrants, 5.00%, 06/01/2022, (Insd. by
AMBAC)	1,955,000	2,063,072

		3,129,542

SPECIAL TAX 6.3%
Alabama IDA Spl. Tax, RB, 4.50%, 07/01/2010	660,000	679,100
Alabama Pub. Sch. & College Auth. RB, Capital Impt., Ser. C, 5.75%, 07/01/2017	1,000,000	1,078,580
Hoover, AL Board of Ed. TAN Warrants, 5.00%, 02/15/2015, (Insd. by MBIA)	1,000,000	1,065,460
Madison Cnty., AL Board of Ed. TAN Warrants, 5.20%, 03/01/2015	500,000	533,480

		3,356,620

TRANSPORTATION 2.0%
Alabama Federal Aid Hwy. Fin. Auth. RB, Ser. A, 5.25%, 03/01/2013, (Insd. by
MBIA)	1,000,000	1,083,100

UTILITY 4.0%
Clarke & Mobile Cnty., AL Gas RB, 5.25%, 01/01/2024	2,000,000	2,167,560

WATER & SEWER 12.9%
Alabama Drinking Water Fin. Auth. RB, Ser. A:
4.65%, 08/15/2011, (Insd. by AMBAC)	1,125,000	1,178,842
5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,149,530
Alabama Water PCRB, 5.50%, 08/15/2014, (Insd. by AMBAC)	1,000,000	1,082,530
Anniston, AL Waterworks & Sewer Board RB, 5.35%, 06/01/2014, (Insd. by
AMBAC)	500,000	523,765
Mobile, AL Water & Sewer RB:
5.00%, 01/01/2009, (Insd. by FGIC)	1,000,000	1,039,090
5.25%, 01/01/2015, (Insd. by FGIC)	700,000	748,531
5.25%, 01/01/2016, (Insd. by FGIC)	1,100,000	1,184,590

		6,906,878

Total Municipal Obligations (cost $51,421,252)		52,538,661

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Municipal Money Market Fund ø (cost $495,814)	495,814	$495,814

Total Investments (cost $51,917,066) 99.1%		53,034,475
Other Assets and Liabilities 0.9%		491,340

Net Assets 100.0%		$53,525,815

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
TAN	Tax Anticipation Note

The following table shows the percent of total investments by geographic location as of February 28, 2006:
Alabama	92.1%
Nevada	1.9%
Puerto Rico	5.1%
Non-state specific	0.9%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2006:
AAA	66.0%
AA	16.4%
A	7.4%
BBB	8.4%
NR	1.8%

100.0%

The following table shows the percent of total investments by maturity as of February 28, 2006:
Less than 1 year	5.2%
1 to 3 year(s)	3.5%
3 to 5 years	16.6%
5 to 10 years	33.4%
10 to 20 years	35.2%
20 to 30 years	6.1%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006 (unaudited)

Assets
Investments in securities, at value (cost $51,421,252)	$52,538,661
Investments in affiliated money market fund, at value (cost $495,814)	495,814

Total investments	53,034,475
Receivable for Fund shares sold	2,363
Interest receivable	600,868
Prepaid expenses and other assets	45,165

Total assets	53,682,871

Liabilities
Dividends payable	121,647
Payable for Fund shares redeemed	10,327
Advisory fee payable	250
Due to other related parties	295
Accrued expenses and other liabilities	24,537

Total liabilities	157,056

Net assets	$53,525,815

Net assets represented by
Paid-in capital	$52,328,063
Undistributed net investment income	79,986
Accumulated net realized gains on investments	357
Net unrealized gains on investments	1,117,409

Total net assets	$53,525,815

Net assets consists of
Class A	$1,591,796
Class B	63,724
Class C	1,313,107
Class I	50,557,188

Total net assets	$53,525,815

Shares outstanding (unlimited number of shares authorized)
Class A	153,291
Class B	6,137
Class C	126,451
Class I	4,868,563

Net asset value per share
Class A	$10.38
Class A — Offering price (based on sales charge of 4.75%)	$10.90
Class B	$10.38
Class C	$10.38
Class I	$10.38

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2006 (unaudited)

Investment income
Interest	$1,138,286
Income from affiliate	16,357

Total investment income	1,154,643

Expenses
Advisory fee	110,725
Distribution Plan expenses
Class A	1,787
Class B	121
Class C	4,886
Administrative services fee	26,209
Transfer agent fees	2,596
Trustees’ fees and expenses	409
Printing and postage expenses	13,066
Custodian and accounting fees	8,890
Registration and filing fees	49,600
Professional fees	11,753
Other	1,221

Total expenses	231,263
Less: Expense reductions	(408)
Fee waivers and expense reimbursements	(58,261)

Net expenses	172,594

Net investment income	982,049

Net realized and unrealized gains or losses on investments
Net realized gains on investments	24,469
Net change in unrealized gains or losses on investments	(683,408)

Net realized and unrealized gains or losses on investments	(658,939)

Net increase in net assets resulting from operations	$323,110

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2006		Year Ended
	(unaudited)		August 31, 2005 (a)

Operations
Net investment income		$982,049		$663,743
Net realized gains or losses on
investments		24,469		(23,909)
Net change in unrealized gains or losses
on investments		(683,408)		52,553

Net increase in net assets resulting from
operations		323,110		692,387

Distributions to shareholders from
Net investment income
Class A		(20,302)		(9,188)
Class B		(331)		(116)
Class C		(13,149)		(3,922)
Class I		(937,163)		(659,224)
Net realized gains
Class A		(1,048)		0
Class B		(17)		0
Class C		(815)		0
Class I		(52,372)		0

Total distributions to shareholders		(1,025,197)		(672,450)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	101,754	1,058,672	100,146	1,054,253
Class B	4,443	46,043	1,556	16,413
Class C	63,302	655,589	54,901	577,775
Class I	468,653	4,865,388	345,119	3,628,309

		6,625,692		5,276,750

Net asset value of shares issued in
reinvestment of distributions
Class A	671	6,964	233	2,456
Class B	36	371	7	70
Class C	1,120	11,627	138	1,451
Class I	20,555	213,488	14,817	156,058

		232,450		160,035

Payment for shares redeemed
Class A	(42,620)	(443,555)	(10,838)	(114,650)
Class C	(3,284)	(34,029)	(95)	(996)
Class I	(491,082)	(5,095,741)	(824,796)	(8,654,869)

		(5,573,325)		(8,770,515)

Net increase (decrease) in net assets
resulting from capital share
transactions		1,284,817		(3,333,730)

Total increase (decrease) in net assets		582,730		(3,313,793)
Net assets
Beginning of period		52,943,085		56,256,878

End of period		$53,525,815		$52,943,085

Undistributed net investment income		$79,986		$68,882

(a) For the four months ended August 31, 2005. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2005.

See Notes to Financial Statements

16

STATEMENT OF CHANGES IN NET ASSETS continued

	Year Ended
	April 30, 2005 (a) (b)

Operations
Net investment income		$2,001,965
Net realized gains on investments		230,832
Net change in unrealized gains or losses on investments		(128,593)

Net increase in net assets resulting from operations		2,104,204

Distributions to shareholders from
Net investment income
Class A		(57)
Class B		(4)
Class C		(6)
Class I		(1,991,998)
Net realized gains
Class I		(324,275)

Total distributions to shareholders		(2,316,340)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	3,945	41,292
Class B	95	1,000
Class C	10,369	108,980
Class I	376,780	3,985,001

		4,136,273

Net asset value of shares issued in reinvestment of distributions
Class I	61,506	651,201

Payment for shares redeemed
Class I	(861,990)	(9,105,474)

Net decrease in net assets resulting from capital share transactions		(4,318,000)

Total decrease in net assets		(4,530,136)
Net assets
Beginning of period		60,787,014

End of period		$56,256,878

Undistributed net investment income		$77,589

(a) Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Alabama Tax-Free Income Fund (“SouthTrust Fund”). SouthTrust Fund was the accounting and performance survivor in this transaction. The information for the period prior to March 21, 2005 is that of SouthTrust Fund.

(b) For Classes A, B and C, for the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Alabama Municipal Bond Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended February 28, 2006, EIMC waived its advisory fee in the amount of $57,973 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $288.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended February 28, 2006, EIS received $372 from the sale of Class A shares and $303 in contingent deferred sales charges from redemptions of Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $12,647,177 and $11,282,234, respectively, for the six months ended February 28, 2006.

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $51,917,067. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,137,486 and $20,078, respectively, with a net unrealized appreciation of $1,117,408.

As of August 31, 2005, the Fund had $23,909 in capital loss carryovers for federal income tax purposes expiring in 2013.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended February 28, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended February 28, 2006, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund,

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $257 billion in assets as of March 31, 2006, Evergreen Investments has the scale and resources to resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

575677 rv1 4/2006

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

575677 rv1 4/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: April 28, 2006